                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-7822
                                   ---------------------------------------------

                       AMERICAN CENTURY INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

         4500 MAIN STREET, KANSAS CITY, MISSOURI              64111
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         (Address of principal executive offices)           (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:     816-531-5575
                                                    ----------------------------

Date of fiscal year end:        03-31
                          ------------------------------------------------------

Date of reporting period:       06-30-2007
                          ------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PRIME MONEY MARKET FUND
JUNE 30, 2007
[american century investments logo and text logo]

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 49.7%

       $28,000,000  Allied Irish Banks N.A., 5.20%,
                    10/29/07 (Acquired 5/29/07,
                    Cost $27,381,200)(2)                          $  27,514,667
        10,000,000  American Family Financial
                    Services, 5.25%, 8/17/07                          9,931,458
         9,200,000  Amstel Funding Corp., 5.27%,
                    9/20/07 (Acquired 6/26/07,
                    Cost $9,084,287)(2)                               9,091,015
         9,000,000  Amstel Funding Corp., 5.20%,
                    11/21/07 (Acquired 6/4/07,
                    Cost $8,779,000)(2)                               8,814,100
        25,000,000  Bank of America Corp., 5.19%,
                    11/30/07                                         24,452,694
        29,000,000  BASF AG, 5.23%, 8/3/07
                    (Acquired 5/2/07,
                    Cost $28,608,186)(2)                             28,860,969
        22,500,000  BASF AG, 5.21%, 8/20/07
                    (Acquired 5/1/07,
                    Cost $22,138,556)(2)                             22,337,187
         2,300,000  Cedar Springs Capital Co., 5.24%,
                    7/2/07 (Acquired 4/3/07,
                    Cost $2,269,870)(2)                               2,299,665
        26,000,000  Cedar Springs Capital Co., 5.25%,
                    9/5/07 (Acquired 6/7/07,
                    Cost $25,658,750)(2)                             25,749,750
         6,701,000  Cedar Springs Capital Co., 5.26%,
                    9/6/07 (Acquired 6/13/07,
                    Cost $6,617,777)(2)                               6,635,401
        16,092,000  Cedar Springs Capital Co., 5.26%,
                    9/12/07 (Acquired 6/13/07,
                    Cost $15,878,039)(2)                             15,920,361
        16,000,000  Cedar Springs Capital Co., 5.27%,
                    9/20/07 (Acquired 6/21/07,
                    Cost $15,787,060)(2)                             15,810,460
        21,000,000  Chariot Funding LLC, 5.25%,
                    8/29/07 (Acquired 6/1/07,
                    Cost $20,727,697)(2)                             20,819,484
        11,500,000  Chariot Funding LLC, 5.26%,
                    9/18/07 (Acquired 6/20/07,
                    Cost $11,348,919)(2)                             11,367,384
        39,500,000  Charta LLC, 5.23%, 7/23/07
                    (Acquired 4/19/07-4/20/07,
                    Cost $38,958,622)(2)                             39,373,753
        24,500,000  Citibank Credit Card Issuance
                    Trust, 5.26%, 9/21/07
                    (Acquired 6/18/07,
                    Cost $24,159,926)(2)                             24,206,463
        50,000,000  Cobbler Funding Ltd./Cobbler
                    Funding LLC, 5.25%, 7/25/07
                    (Acquired 4/23/07,
                    Cost $49,337,090)(2)                             49,825,167
         7,000,000  Cobbler Funding Ltd./Cobbler
                    Funding LLC, 5.21%, 1/23/08
                    (Acquired 6/12/07,
                    Cost $6,774,089)(2)                               6,791,311
        40,000,000  CRC Funding LLC, 5.26%,
                    7/25/07 (Acquired 6/1/07,
                    Cost $39,684,400)(2)                             39,859,733
        20,000,000  CRC Funding LLC, 5.26%,
                    8/3/07 (Acquired 6/8/07,
                    Cost $19,836,356)(2)                             19,903,567
        25,000,000  Credit Suisse First Boston,
                    5.23%, 8/1/07                                    24,887,409
        37,000,000  Crown Point Capital Co., 5.24%,
                    7/10/07 (Acquired 4/16/07-
                    4/17/07, Cost $36,543,333)(2)                    36,951,570
        18,200,000  Crown Point Capital Co., 5.23%,
                    8/7/07 (Acquired 5/7/07,
                    Cost $17,956,747)(2)                             18,102,170
         2,200,000  Danske Corporation, 5.23%,
                    11/19/07 (Acquired 6/22/07,
                    Cost $2,152,104)(2)                               2,154,978
        55,000,000  Depfa Bank plc, 5.24%, 7/26/07
                    (Acquired 5/1/07,
                    Cost $54,312,179)(2)                             54,800,051
         1,575,000  Depfa Bank plc, 5.26%, 9/21/07
                    (Acquired 6/13/07,
                    Cost $1,552,009)(2)                               1,556,148
        27,500,000  Emerald Notes of the BA Credit
                    Card Trust, 5.25%, 7/23/07
                    (Acquired 5/14/07 - 5/17/07,
                    Cost $27,224,740)(2)                             27,411,771
         7,000,000  Emerald Notes of the BA Credit
                    Card Trust, 5.24%, 8/1/07
                    (Acquired 5/3/07,
                    Cost $6,908,300)(2)                               6,968,415
        27,500,000  Emerald Notes of the BA Credit
                    Card Trust, 5.25%, 8/13/07
                    (Acquired 5/18/07,
                    Cost $27,151,426)(2)                             27,327,716
         7,000,000  Emerald Notes of the BA Credit
                    Card Trust, 5.28%, 9/13/07
                    (Acquired 6/21/07,
                    Cost $6,913,842)(2)                               6,924,099
        38,000,000  Fortis Funding LLC, 5.19%,
                    8/6/07 (Acquired 2/6/07,
                    Cost $37,008,422)(2)                             37,802,780
         5,000,000  HBOS Treasury Services plc,
                    5.17%, 11/13/07                                   4,903,156
        50,000,000  ING (U.S.) Funding LLC, 5.19%,
                    12/4/07                                          48,875,500
         5,000,000  Legacy Capital LLC, 5.20%,
                    7/6/07 (Acquired 1/12/07,
                    Cost $4,873,611)(2)                               4,996,389
        10,000,000  Lexington Parker Capital, 5.23%,
                    8/6/07 (Acquired 5/3/07,
                    Cost $9,861,986)(2)                               9,947,700
        35,000,000  Lexington Parker Capital, 5.23%,
                    8/9/07 (Acquired 5/9/07,
                    Cost $34,532,206)(2)                             34,801,696
         8,000,000  Lexington Parker Capital, 5.25%,
                    9/7/07 (Acquired 6/11/07,
                    Cost $7,897,431)(2)                               7,920,742
        15,000,000  Lexington Parker Capital, 5.26%,
                    10/5/07 (Acquired 6/26/07,
                    Cost $14,780,833)(2)                             14,789,600
         8,340,000  Nieuw Amsterdam Receivables
                    Corporation, 5.28%, 7/3/07
                    (Acquired 6/1/07,
                    Cost $8,300,858)(2)                               8,337,554
        11,376,000  Nieuw Amsterdam Receivables
                    Corporation, 5.26%, 9/20/07
                    (Acquired 6/20/07,
                    Cost $11,223,081)(2)                             11,241,365
        20,000,000  Paradigm Funding LLC, 5.23%,
                    7/9/07 (Acquired 4/5/07,
                    Cost $19,723,972)(2)                             19,976,756
        30,000,000  Paradigm Funding LLC, 5.19%,
                    8/27/07 (Acquired 2/23/07,
                    Cost $29,199,875)(2)                             29,753,475
        10,500,000  Ranger Funding Co. LLC, 5.24%,
                    7/23/07 (Acquired 5/14/07,
                    Cost $10,393,017)(2)                             10,466,377
         9,000,000  Ranger Funding Co. LLC, 5.26%,
                    8/16/07 (Acquired 6/12/07,
                    Cost $8,914,525)(2)                               8,939,510

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

        30,000,000  Societe Generale, 5.21%, 11/2/07                 29,462,150
        25,000,000  Societe Generale, VRN,, 5.32%,
                    7/23/07, resets daily off the
                    Federal Funds Target Rate plus
                    0.07% with no caps                               25,000,000
        23,000,000  Stadshypotek Deleware, Inc.,
                    5.23%, 8/10/07 (Acquired 5/11/07,
                    Cost $22,695,934)(2)                             22,866,345
        65,000,000  Toronto Dominion Bank (New York),
                    VRN, 5.32%, 7/2/07, resets
                    daily off the Federal Funds Target
                    Rate with no caps                                65,000,000
        50,000,000  Toyota Motor Credit Corp., 5.21%,
                    9/7/07                                           49,507,945
        39,000,000  Tulip Funding Corp., 5.24%,
                    7/16/07 (Acquired 4/13/07-
                    4/16/07, (Cost $38,483,423)(2)                   38,914,849
        15,000,000  UBS Finance LLC, 5.18%, 7/17/07                  14,965,465
         2,963,000  UBS Finance LLC, 5.22%, 7/19/07                   2,955,267
        14,000,000  Variable Funding Capital Co. LLC,
                    VRN, 5.28%, 7/23/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.04% with no caps
                    (Acquired 2/23/07,
                    Cost $14,000,000)(2)                             14,000,000
        13,000,000  Westpac Banking Corp., 5.20%,
                    8/7/07 (Acquired 2/7/07,
                    Cost $12,660,122)(2)                             12,930,523
        31,000,000  Westpac Securities NZ Ltd., 5.20%,
                    7/31/07 (Acquired 4/4/07,
                    Cost $30,471,622)(2)                             30,865,667
        31,000,000  Westpac Securities NZ Ltd., 5.19%,
                    8/16/07 (Acquired 4/4/07,
                    Cost $30,401,132)(2)                             30,794,419
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                            1,206,664,146
                                                                 ---------------

CORPORATE BONDS - 20.1%

         3,135,000  A&M Hospital Convention Center,
                    VRN, 5.37%, 7/5/07 (LOC:
                    Columbus Bank & Trust)                            3,135,000
         1,250,000  A&M Hospitalities LLC, VRN, 5.37%,
                    7/5/07 (LOC: Columbus
                    Bank & Trust)                                     1,250,000
         5,500,000  AIK Partners LLC, VRN, 5.35%,
                    7/5/07 (LOC: Wachovia Bank N.A.)                  5,500,000
        13,450,000  Berkshire Hathaway Finance Corp.,
                    3.40%, 7/2/07                                    13,449,209
        46,000,000  Berkshire Hathaway Finance Corp.,
                    VRN, 5.40%, 7/11/07, resets
                    quarterly off the 3-month LIBOR
                    plus 0.05% with no caps                          46,023,778
           900,000  Capital Markets Access Co. LLC,
                    VRN, 5.39%, 7/5/07                                  900,000
         1,920,000  Capital Markets Access Co. LLC,
                    VRN, 5.39%, 7/5/07                                1,920,000
         5,730,000  Capital Markets Access Co. LLC,
                    VRN, 5.39%, 7/5/07                                5,730,000
         4,295,000  Chaffee Point Hospitalities LLC,
                    VRN, 5.37%, 7/5/07 (LOC:
                    Columbus Bank & Trust)                            4,295,000
        13,170,000  Cityscape SCP, LLC/Cityscape
                    Turnberry, LLC/Cityscape Lakeside,
                    LLC/Et al, VRN, 5.35%, 7/5/07
                    (LOC: Columbus Bank and Trust)                   13,170,000
         2,295,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 5.37%, 7/5/07
                    (LOC: Columbus Bank & Trust)                      2,295,000
         3,550,000  Colorado Natural Gas Inc., VRN,
                    5.36%, 7/5/07 (LOC: Harris Trust
                    & Savings Bank)                                   3,550,000
         3,275,000  Delos LLC, VRN, 5.37%, 7/5/07
                    (LOC: Fifth Third Bank)                           3,275,000
         8,245,000  Fiore Capital LLC, VRN, 5.32%,
                    7/5/07                                            8,245,000
         2,000,000  Freehold Young Men's Christian
                    Association (The), VRN, 5.32%,
                    7/5/07 (LOC: Wachovia Bank N.A.)                  2,000,000
        23,000,000  Great Falls Clinic, VRN, LLP, 5.41%,
                    7/5/07 (LOC: Bank of America)                    23,000,000
        21,000,000  Gwinnett Instructional LLC, VRN,
                    5.32%, 7/5/07 (LOC: Allied
                    Irish Bank)                                      21,000,000
         1,490,000  Herman & Kittle Capital LLC, VRN,
                    5.40%, 7/5/07 (LOC: FHLB)                         1,490,000
        23,655,000  KMS Fed Ex L.P., VRN, 5.50%,
                    7/2/07 (LOC: Union Bank of
                    California)                                      23,655,000
        40,000,000  MBIA Global Funding LLC, VRN,
                    5.15%, 7/3/07, resets weekly off
                    the 3-month T-Bill plus 0.33% with
                    no caps (Acquired 4/11/07,
                    Cost $40,000,000)(2)                             40,000,000
         7,100,000  Mullenix-St Charles Properties LP,
                    VRN, 5.31%, 7/5/07 (LOC:
                    Wachovia Bank N.A.)                               7,100,000
        20,000,000  Natixis, VRN, 5.41%, 7/2/07,
                    resets daily off the Federal Funds
                    Target Rate plus 0.16% with no caps              20,000,000
        33,000,000  Natixis, VRN, 5.41%, 7/2/07,
                    resets daily off the Federal Funds
                    Target Rate plus 0.16% with
                    no caps                                          33,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         5,300,000  Oklahoma Christian University Inc.,
                    VRN, 5.37%, 7/5/07 (LOC: FHLB)                    5,300,000
        11,485,000  OSS Realty Co., VRN, 5.40%,
                    7/5/07 (LOC: SunTrust Bank)                      11,485,000
         5,450,000  Roman Catholic Bishop of San
                    Jose, VRN, 5.32%, 7/5/07
                    (LOC: Allied Irish Bank)                          5,450,000
        25,000,000  Royal Bank of Scotland Group plc,
                    VRN, 5.36%, 9/21/07, resets
                    quarterly off the 3-month LIBOR
                    with no caps (Acquired 1/8/07,
                    Cost $25,012,625)(2)                             25,006,349
         7,500,000  Salvation Army, Series 2003 A,
                    VRN, 5.32%, 7/5/07 (LOC: Bank of
                    New York)                                         7,500,000
         8,000,000  Salvation Army, Series 2004 A,
                    VRN, 5.32%, 7/5/07 (LOC: Bank
                    of New York)                                      8,000,000
        15,100,000  Signal International LLC/Signal
                    International L.P., VRN, 5.32%,
                    7/5/07 (LOC: General Electric
                    Capital Corporation) (Acquired
                    12/29/05, Cost $15,100,000)(2)                   15,100,000
         7,000,000  Southwest Georgia Oil Co. Inc.,
                    VRN, 5.37%, 7/5/07                                7,000,000
         5,295,000  Stephens & Stephens XII, LLC,
                    VRN, 5.39%, 7/4/07 (LOC: Wells
                    Fargo Bank N.A.)                                  5,295,000
        10,000,000  Toyota Motor Credit Corp., VRN,
                    5.14%, 7/3/07, resets weekly off
                    the 3-month T-Bill plus 0.32%
                    with no caps                                     10,000,000
        21,000,000  Toyota Motor Credit Corp., 5.32%,
                    6/2/08                                           21,000,000
        10,000,000  Toyota Motor Credit Corp., VRN,,
                    5.14%, 7/3/07, resets weekly off
                    the 3-month T-Bill plus 0.32%
                    with no caps                                     10,000,000
        41,000,000  Travelers Insurance Co. Group, VRN,
                    5.42%, 8/3/07, resets quarterly
                    off the 3-month LIBOR plus 0.06%
                    with no caps (Acquired 8/7/03,
                    Cost $41,000,000)(2)                             41,000,000
        20,000,000  UBS AG, 5.40%, 11/28/07                          20,000,000
        10,790,000  Woodgrain Millwork, VRN, 5.35%,
                    7/5/07 (LOC: General Electric
                    Capital Corporation)                             10,790,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                               486,909,336
                                                                 ---------------

MUNICIPAL SECURITIES - 17.1%

         4,380,000  Babylon Industrial Development
                    Agency Rev., Series 2004 A,
                    (Topiderm Inc.), VRDN, 5.35%,
                    7/5/07 (LOC: Citibank N.A.)                       4,380,000
         5,255,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    5.35%, 7/5/07 (XLCA)(SBBPA:
                    Wachovia Bank N.A.)                               5,255,000
         8,160,000  California Educational Facilities
                    Auth. Rev., Series 2005 B,
                    (University La Verne), VRDN, 5.47%,
                    7/5/07 (LOC: Allied Irish Bank plc)               8,160,000
        12,350,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 B, (Biola University), VRDN,
                    5.35%, 7/5/07 (LOC: BNP Paribas)                 12,350,000
        25,000,000  Catholic Health Initiatives Rev.,
                    Series 2007 B, 5.34%, 8/8/07                     25,000,000
         5,420,000  City of Fairfield Rev., Series
                    2005 A, VRDN, 5.32%, 7/5/07
                    (LOC: Landesbank Hessen-Thuringen
                    Girozentrale)                                     5,420,000
        38,000,000  City of Portland GO, (Taxable
                    Pension), VRDN, 5.32%, 7/5/07
                    (SBBPA: Landesbank
                    Hessen-Thuringen Girozentrale)                   37,999,632
         3,265,000  Columbus Development Auth. Rev.,
                    (Woodmont Properties LLC), VRDN,
                    5.37%, 7/5/07 (LOC: Columbus
                    Bank & Trust)                                     3,265,000
        19,665,000  Concordia College Rev., VRDN,
                    5.32%, 7/2/07 (LOC: Bank of
                    America N.A.)                                    19,665,000
        20,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    5.34%, 7/4/07 (SBBPA: Depfa
                    Bank plc)                                        20,000,000
         2,715,000  El Monte COP, Series 2003 B,
                    (Community Improvement), VRDN,
                    5.37%, 7/5/07 (LOC: California
                    State Teacher's Retirement System)                2,715,000
        22,000,000  Florida Hurricane Catastrophe Fund
                    Financing Corp. Rev., Series
                    2006 B, VRDN, 5.33%, 7/16/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.01% with no caps                    22,000,000
         6,905,000  Gadsden Alabama Airport Auth.
                    Rev., VRDN, 5.35%, 7/5/07
                    (LOC: Southtrust Bank N.A.)                       6,905,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         7,670,000  Georgia Municipal Gas Auth. Rev.,
                    (National Gas Utility Improvements),
                    VRDN, 5.35%, 7/5/07 (LOC:
                    Wachovia Bank N.A. and JP Morgan
                    Chase Bank)                                       7,670,000
        15,000,000  Groton City GO, Series 2007 B,
                    6.00%, 10/10/07                                  15,024,125
         5,750,000  JJB Properties LLC Rev., (Rental
                    Property), VRDN, 5.32%, 7/5/07
                    (LOC: Arvest Bank and FHLB)                       5,750,000
        10,690,000  Kansas City Financing Commission
                    Tax Increment Rev., Series 2006 B,
                    (Briarcliff West), VRDN, 5.33%,
                    7/5/07 (LOC: M&I Marshall
                    & Ilsley)                                        10,690,000
         1,400,000  Las Cruces Industrial Rev.,
                    (F&A Dairy Products), VRDN,
                    5.41%, 9/1/07 (LOC: Wells Fargo
                    Bank N.A.)                                        1,400,000
         2,880,000  Long Beach Rev., Series 2004 A,
                    (Towne Center Site), VRDN, 5.39%,
                    7/5/07 (LOC: Allied Irish Bank plc)               2,880,000
        21,250,000  Louisiana State Agriculture Finance
                    Auth. Rev., (Lacassine Syrup Mill),
                    VRDN, 5.36%, 7/5/07 (LOC:
                    AmSouth Bank)                                    21,250,000
         8,200,000  Lower Colorado River Auth. Rev.,
                    5.30%, 7/3/07                                     8,200,000
         6,070,000  Minnesota Higher Education
                    Facilities Auth. Rev., Series 2003
                    5-P2, (Concordia University,
                    St. Paul), VRDN, 5.37%, 7/2/07
                    (LOC: U.S. Bank N.A.)                             6,070,000
         6,400,000  Mississippi Business Finance Corp.
                    Rev., (Medical Development
                    Properties), VRDN, 5.32%, 7/5/07
                    (LOC: Bancorpsouth Bank
                    and FHLB)                                         6,400,000
        11,000,000  Mississippi Business Finance Corp.
                    Rev., (Skyline Steel Pipe), VRDN,
                    5.32%, 7/5/07 (LOC: Fortis Bank
                    SA N.V.)                                         11,000,000
         7,500,000  Mississippi Business Finance Corp.
                    Rev., Series 2005, (Future Pipe
                    Industries, Inc.), VRDN, 5.32%,
                    7/5/07 (LOC: Mashreqbank and
                    Bank of New York)                                 7,500,000
         5,000,000  Mississippi Business Finance Corp.
                    Rev., Series 2006 R-1, (Brown
                    Bottling Group, Inc.), VRDN, 5.32%,
                    7/5/07 (LOC: Trustmark National
                    Bank and FHLB)                                    5,000,000
        10,000,000  Mississippi Business Finance
                    Corporation Industrial Development
                    Rev., (VC Regional Assembly), VRDN,
                    5.40%, 7/5/07 (LOC: JPMorgan
                    Chase Bank)                                      10,000,000
        19,280,000  New Orleans Rev., VRDN, 5.50%,
                    7/5/07 (Ambac) (SBBPA: Bank
                    One Louisiana)                                   19,280,000
        24,000,000  North Texas Higher Education
                    Auth., Inc. Student Loan Rev.,
                    Series 2006 D, VRDN, 5.32%,
                    7/5/07 (Ambac/Guaranteed
                    Student Loans)  (SBBPA: Lloyds
                    TSB Bank plc)                                    24,000,000
         1,200,000  Olathe Industrial Rev., (Zschoche
                    Family), VRDN, 5.40%, 7/5/07
                    (LOC: U.S. Bank N.A.)                             1,200,000
         5,000,000  Omaha Special Obligation Rev.,
                    (Riverfront Redevelopment), VRDN,
                     5.37%, 7/4/07 (Ambac) (SBBPA:
                    Dexia Credit Local)                               5,000,000
        10,300,000  Pasadena COP, (Los Robles Avenue
                    Parking Facilities), VRDN, 5.32%,
                    7/3/07 (LOC: Bank of New York &
                    California State Teacher's
                    Retirement System)                               10,300,000
        20,000,000  Pennsylvania Housing Finance
                    Agency Single Family Mortgage
                    Rev., Series 2007-97D, VRDN,
                    5.32%, 7/5/07 (SBBPA: Dexia
                    Credit Local)                                    20,000,000
           945,000  Plymouth Rev., (Carlson Center),
                    VRDN, 5.40%, 7/5/07 (LOC: U.S. Bank N.A.)           945,000
         9,990,000  Putnam County Industrial
                    Development Agency Rev.,
                    (Sincerity Facility LLC), VRDN,
                    5.32%, 7/5/07 (LOC: Bank of
                    New York)                                         9,990,000
         5,000,000  Roman Catholic Diocese of Raleigh
                    Rev., Series 2002 A, VRDN,
                    5.37%, 7/5/07 (LOC: Bank of
                    America N.A.)                                     5,000,000
         4,850,000  Santa Rosa Pension Obligation
                    Rev., Series 2003 A, VRDN, 5.32%,
                    7/5/07 (LOC: Landesbank
                    Hessen-Thuringen Girozentrale)                    4,850,000
         6,861,331  Savannah College of Art & Design
                    Inc. Rev., Series 2004 BD, VRDN,
                    5.35%, 7/5/07 (LOC: Bank of
                    America N.A.)                                     6,861,331
        10,845,000  Southeast Alabama Gas District
                    Rev., VRDN, 5.35%, 7/5/07 (XLCA)
                    (SBBPA: Southtrust Bank N.A.)                    10,845,000
         4,145,000  Sterling Tax Allocation Rev., (Rock
                    River Redevelopment), VRDN,
                    5.39%, 7/4/07 (LOC: Wachovia
                    Bank N.A.)                                        4,145,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                          414,365,088
                                                                 ---------------

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 9.6%

        25,000,000  ABN AMRO Bank N.V., 5.25%,
                    7/3/07                                           25,000,000
        65,000,000  Barclays Bank plc, 5.32%,
                    12/4/07                                          65,000,000
        10,000,000  Canadian Imperial Bank of
                    Commerce (New York), 5.28%, 10/12/07              9,993,210
         5,000,000  Canadian Imperial Bank of
                    Commerce (New York), 5.375%, 10/26/07             4,997,892
        25,000,000  Citibank N.A., 5.32%, 9/14/07                    25,000,000
        35,000,000  Citizens Bank N.A., 5.33%,
                    9/17/07                                          35,000,000
        20,000,000  HBOS Treasury Services plc
                    (New York), 5.33%, 7/20/07                       20,000,000
         7,930,000  HBOS Treasury Services plc
                    (New York), 5.31%, 10/16/07                       7,928,574
        25,000,000  HBOS Treasury Services plc
                    (New York), 5.26%, 1/8/08                        25,000,000
        15,000,000  HBOS Treasury Services plc
                    (New York), 5.33%, 5/30/08                       14,987,496
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                       232,907,172
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 96.5%                               2,340,845,742
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 3.5%                                  85,311,182
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $2,426,156,924
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
XLCA = XL Capital Ltd.

(1)  The rate indicated is yield to maturity at purchase.

(2)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2007 was $1,027,829,451, which represented 41.2% of total net assets.
     Restricted securities considered illiquid represent 1.7% of total net assets.

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                         $ 2,340,845,742
                                                        ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DIVERSIFIED BOND FUND
JUNE 30, 2007

[american century investments logo and text logo]

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 34.1%
     $      12,260  FHLMC, 6.50%, 2/1/09(2)                       $       12,405
         1,726,797  FHLMC, 5.00%, 10/1/10(2)                           1,717,562
            20,521  FHLMC, 6.50%, 12/1/12(2)                              20,996
           204,433  FHLMC, 6.00%, 1/1/13(2)                              206,257
            31,003  FHLMC, 7.00%, 11/1/13(2)                              31,933
            60,121  FHLMC, 7.00%, 6/1/14(2)                               62,016
           115,782  FHLMC, 6.50%, 6/1/16(2)                              118,313
           199,864  FHLMC, 6.50%, 6/1/16(2)                              204,233
         2,582,330  FHLMC, 5.00%, 11/1/17(2)                           2,505,364
           252,117  FHLMC, 4.50%, 1/1/19(2)                              240,386
        10,817,627  FHLMC, 5.00%, 1/1/21(2)                           10,464,140
         4,293,061  FHLMC, 5.00%, 4/1/21(2)                            4,152,777
            21,859  FHLMC, 7.00%, 9/1/27(2)                               22,600
            35,808  FHLMC, 6.50%, 1/1/28(2)                               36,563
             5,430  FHLMC, 7.00%, 2/1/28(2)                                5,614
           208,380  FHLMC, 6.50%, 3/1/29(2)                              212,911
           136,358  FHLMC, 6.50%, 6/1/29(2)                              139,318
            20,058  FHLMC, 7.00%, 8/1/29(2)                               20,744
            42,719  FHLMC, 7.50%, 8/1/29(2)                               44,682
             2,855  FHLMC, 6.50%, 5/1/31(2)                                2,913
           127,607  FHLMC, 6.50%, 5/1/31(2)                              130,215
             1,936  FHLMC, 6.50%, 6/1/31(2)                                1,976
             3,691  FHLMC, 6.50%, 6/1/31(2)                                3,767
             4,079  FHLMC, 6.50%, 6/1/31(2)                                4,163
             9,132  FHLMC, 6.50%, 6/1/31(2)                                9,319
             9,824  FHLMC, 6.50%, 6/1/31(2)                               10,025
            80,357  FHLMC, 6.50%, 6/1/31(2)                               81,999
         2,520,089  FHLMC, 5.50%, 12/1/33(2)                           2,442,604
         7,500,500  FNMA, 5.00%,
                    settlement date 7/12/07(3)                         7,028,201
        25,881,000  FNMA, 5.50%,
                    settlement date 7/12/07(3)                        24,963,027
        45,808,623  FNMA, 6.00%,
                    settlement date 7/12/07(3)                        45,314,759
        12,502,500  FNMA, 6.50%,
                    settlement date 8/14/07(3)                        12,609,946
            28,168  FNMA, 6.00%, 2/1/09(2)                                28,331
            18,256  FNMA, 6.00%, 5/1/13(2)                                18,450
            26,266  FNMA, 6.00%, 5/1/13(2)                                26,507
            75,054  FNMA, 6.00%, 7/1/13(2)                                75,743
           110,468  FNMA, 6.00%, 12/1/13(2)                              111,482
            90,384  FNMA, 6.00%, 1/1/14(2)                                91,213
           148,929  FNMA, 6.00%, 2/1/14                                  150,296
           163,693  FNMA, 6.00%, 4/1/14(2)                               165,195
           612,067  FNMA, 5.50%, 12/1/16(2)                              605,493
         1,172,773  FNMA, 5.50%, 12/1/16(2)                            1,160,178
         4,294,624  FNMA, 4.50%, 5/1/19(2)                             4,087,340
           113,864  FNMA, 6.50%, 1/1/26(2)                               115,827
            12,413  FNMA, 7.00%, 12/1/27(2)                               12,870
             6,427  FNMA, 6.50%, 1/1/28(2)                                 6,558
             6,191  FNMA, 7.00%, 1/1/28(2)                                 6,419
            34,149  FNMA, 7.50%, 4/1/28(2)                                35,759
           104,305  FNMA, 7.00%, 5/1/28(2)                               108,169
             6,439  FNMA, 7.00%, 6/1/28(2)                                 6,677
            27,523  FNMA, 6.50%, 1/1/29(2)                                28,095
            74,726  FNMA, 6.50%, 4/1/29(2)                                76,275
            34,176  FNMA, 7.00%, 7/1/29(2)                                35,442
            40,121  FNMA, 7.00%, 7/1/29(2)                                41,615
           106,681  FNMA, 7.50%, 7/1/29                                  111,630
            10,697  FNMA, 7.00%, 5/1/30(2)                                11,098

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           144,940  FNMA, 7.50%, 8/1/30(2)                               151,429
            55,828  FNMA, 7.50%, 9/1/30(2)                                58,327
           299,857  FNMA, 7.00%, 9/1/31(2)                               310,879
           159,439  FNMA, 6.50%, 1/1/32(2)                               162,565
         1,464,502  FNMA, 7.00%, 6/1/32(2)                             1,517,435
           617,504  FNMA, 6.50%, 8/1/32(2)                               629,609
         3,478,415  FNMA, 5.50%, 6/1/33(2)                             3,370,751
        16,945,584  FNMA, 5.50%, 7/1/33(2)                            16,421,085
         2,874,992  FNMA, 5.50%, 8/1/33(2)                             2,786,005
         3,710,318  FNMA, 5.50%, 9/1/33(2)                             3,595,477
        23,841,279  FNMA, 5.00%, 11/1/33(2)                           22,461,394
         7,615,217  FNMA, 5.50%, 1/1/34(2)                             7,379,511
         2,538,760  FNMA, 5.00%, 8/1/35(2)                             2,385,675
         9,060,667  FNMA, 4.50%, 9/1/35(2)                             8,250,290
        10,853,346  FNMA, 5.00%, 2/1/36(2)                            10,198,900
            43,509  GNMA, 7.50%, 8/20/17(2)                               45,129
            57,174  GNMA, 7.00%, 11/15/22(2)                              59,534
            56,862  GNMA, 8.75%, 3/15/25(2)                               61,076
            14,486  GNMA, 7.00%, 4/20/26(2)                               15,076
            28,313  GNMA, 7.50%, 8/15/26(2)                               29,684
            13,781  GNMA, 8.00%, 8/15/26(2)                               14,622
             2,380  GNMA, 7.50%, 4/15/27(2)                                2,495
            34,442  GNMA, 7.50%, 5/15/27(2)                               36,110
            21,761  GNMA, 8.00%, 6/15/27(2)                               23,087
             2,333  GNMA, 7.50%, 11/15/27(2)                               2,446
            10,694  GNMA, 7.00%, 2/15/28(2)                               11,152
            23,821  GNMA, 7.50%, 2/15/28(2)                               24,968
            16,099  GNMA, 6.50%, 3/15/28(2)                               16,449
            16,153  GNMA, 7.00%, 4/15/28(2)                               16,844
             2,655  GNMA, 6.50%, 5/15/28(2)                                2,712
            13,694  GNMA, 6.50%, 5/15/28(2)                               13,992
            53,682  GNMA, 6.50%, 5/15/28(2)                               54,850
            18,045  GNMA, 7.00%, 12/15/28(2)                              18,817
             6,228  GNMA, 8.00%, 12/15/29(2)                               6,612
           144,923  GNMA, 7.00%, 5/15/31(2)                              151,044
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           200,224,421
(Cost $203,517,862)                                              ---------------

U.S. TREASURY SECURITIES - 21.4%
        11,000,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(4)                             13,913,284
         2,180,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(4)                              2,810,327
        11,817,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(4)                             14,189,641
        17,356,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(4)                            19,349,233
        44,060,000  U.S. Treasury Notes,
                    4.875%, 6/30/12(2)                                43,953,331
        11,500,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(4)                              11,004,074
        15,427,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(2)(4)                             14,944,922
         5,610,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(4)                               5,380,343
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       125,545,155
(Cost $126,806,836)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 15.9%
         5,697,675  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(2)                                  5,654,054

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
        19,513,835  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.64%, 7/1/07(2)                                     376,467
         6,766,366  Banc of America Commercial
                    Mortgage Inc., Series 2000-2,
                    Class B, 7.38%, 9/15/32(2)                         7,098,675
         8,250,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                   7,942,020
        13,300,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%,
                    12/10/16(2)                                       13,025,103
         1,323,602  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.47%, 7/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $1,323,601)(2)(5)                   1,324,544
        27,050,806  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series 2004
                    T16, Class X2, VRN, 0.75%,
                    7/1/07(2)                                            821,223
         4,311,219  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 BBA7, Class A1,
                    VRN, 5.43%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.11% with no caps
                    (Acquired 6/5/06,
                    Cost $4,311,219)(2)(5)                             4,314,797
        16,090,361  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.99%,
                    7/1/07(2)                                            358,877
           143,990  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.42%, 7/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $143,990)(2)(5)                        144,087
           653,305  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.47%, 7/16/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $653,306)(2)(5)                       653,761
         5,926,487  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(2)                                 5,914,053
         5,680,499  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(2)                                  5,641,854
         4,432,563  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(2)                                  4,396,837
         2,298,343  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(2)                                 2,279,688
            32,188  FNMA, Series 1989-35,
                    Class G SEQ, 9.50%, 7/25/19(2)                        34,350
         1,085,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(2)                                  1,047,738
         6,804,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                    6,644,779
         2,265,464  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 7/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $2,265,464)(2)(5)                             2,267,919
         3,400,000  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1, VRN,
                    5.41%, 7/6/07, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps(2)                                    3,400,531
         5,729,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(2)                             5,526,915
           950,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust, Series
                    1998 C1, Class C, 6.68%,
                    2/18/30(2)                                           953,724
         1,211,216  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.40%, 7/16/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps
                    (Acquired 8/7/06-9/25/06,
                    Cost $1,211,149)(2)(5)                             1,211,969
           190,735  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(2)                                          194,503

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,721,065  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.39%, 7/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $2,721,065)(2)(5)                   2,725,100
         2,801,911  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.44%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(2)                         2,800,681
         2,275,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(2)                                  2,230,064
         4,497,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A4B,
                    4.68%, 4/25/35(2)                                  4,406,053
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  93,390,366
(Cost $94,248,775)                                               ---------------

CORPORATE BONDS - 14.9%
AEROSPACE & DEFENSE - 0.7%
         1,205,000  Honeywell International Inc.,
                    5.30%, 3/15/17(2)                                  1,160,257
           853,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36(2)                                     853,490
         1,183,000  United Technologies Corp.,
                    4.375%, 5/1/10(2)                                  1,152,009
         1,027,000  United Technologies Corp.,
                    6.05%, 6/1/36(2)(4)                                1,020,683
                                                                 ---------------
                                                                       4,186,439
                                                                 ---------------
AUTOMOBILES - 0.1%
           800,000  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(2)                            827,307
                                                                 ---------------
BEVERAGES - 0.4%
           951,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03,
                    Cost $947,738)(2)(5)                                 936,889
         1,490,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $1,488,942)(2)(5)                             1,516,501
                                                                 ---------------
                                                                       2,453,390
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
         1,034,000  Genentech, Inc., 4.75%,
                    7/15/15(2)                                           967,920
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           747,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(4)                                     726,768
         1,376,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                   1,349,320
                                                                 ---------------
                                                                       2,076,088
                                                                 ---------------
COMMERCIAL BANKS - 1.2%
         1,035,000  Capital One Financial Corp.,
                    5.70%, 9/15/11(2)                                  1,030,828
         1,012,000  PNC Bank N.A.,
                    4.875%, 9/21/17(2)                                   935,192
           741,000  PNC Funding Corp.,
                    5.125%, 12/14/10(2)                                  734,146
           845,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14(2)                                    797,872
         1,320,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(2)                                  1,248,863
         1,079,000  Wachovia Corp.,
                    5.625%, 10/15/16(2)                                1,052,815

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,167,000  Wells Fargo & Co.,
                    4.625%, 8/9/10(2)                                  1,141,983
                                                                 ---------------
                                                                       6,941,699
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           550,000  Deluxe Corp., 7.375%, 6/1/15
                    (Acquired 5/9/07,
                    Cost $558,250)(2)(5)                                 550,000
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           571,000  American Express Centurion Bank,
                    4.375%, 7/30/09(2)                                   561,652
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
         1,861,000  Bank of America Corp.,
                    4.375%, 12/1/10(2)                                 1,806,144
           949,000  Bank of America N.A.,
                    5.30%, 3/15/17(2)                                    907,871
           825,000  Bank of America N.A.,
                    6.00%, 10/15/36(2)                                   798,964
         1,634,000  Citigroup Inc., 5.00%, 9/15/14(2)                  1,556,667
           631,000  Citigroup Inc., 6.125%,
                    8/25/36(2)                                           621,668
           773,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      788,550
         1,167,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(2)                                  1,154,484
         1,205,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(2)                                  1,176,420
           984,000  JPMorgan Chase & Co.,
                    6.75%, 2/1/11(2)                                   1,023,142
                                                                 ---------------
                                                                       9,833,910
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%
         1,167,000  AT&T Corp., 7.30%, 11/15/11(2)                     1,243,409
         1,000,000  AT&T Inc., 6.80%, 5/15/36(2)(4)                    1,039,027
           176,000  BellSouth Corp., 6.875%,
                    10/15/31(2)                                          181,620
           494,000  Embarq Corp., 7.08%, 6/1/16(2)                       497,580
           260,000  Embarq Corp., 8.00%, 3/1/36(2)                       264,613
           280,000  Qwest Corp., 7.875%, 9/1/11(2)                       293,300
           280,000  Qwest Corp., 7.50%, 10/1/14(2)                       288,400
         1,263,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10(2)                                  1,214,871
           540,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       502,947
           280,000  Telefonica Emisones SAu,
                    7.05%, 6/20/36(2)                                    290,873
           686,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(2)                                    669,471
           489,000  Verizon Communications Inc.,
                    6.25%, 4/1/37(2)(4)                                  473,063
           320,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35(2)                                    294,470
                                                                 ---------------
                                                                       7,253,644
                                                                 ---------------
ELECTRIC UTILITIES - 0.7%
         1,123,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(2)                                   1,078,574
           545,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15(2)                                   525,541
           908,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(2)                              877,651
           602,000  Florida Power Corp.,
                    4.50%, 6/1/10(2)                                     585,883
           780,000  Southern California Edison Co.,
                    5.625%, 2/1/36(2)                                    731,330
           425,000  Toledo Edison Co.,
                    6.15%, 5/15/37(2)                                    399,728
                                                                 ---------------
                                                                       4,198,707
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.5%
           550,000  CVS Caremark Corp.,
                    5.75%, 6/1/17(2)                                     531,637
         1,014,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(2)(4)                                 982,095
           246,000  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30(2)(4)                                 286,636
         1,060,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35(2)                                     929,777
                                                                 ---------------
                                                                       2,730,145
                                                                 ---------------
FOOD PRODUCTS - 0.3%
         1,566,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $1,528,931)(2)(5)                             1,533,620
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
         1,531,000  Baxter Finco BV,
                    4.75%, 10/15/10(2)                                 1,498,072
         1,130,000  Baxter International Inc.,
                    5.90%, 9/1/16(2)                                   1,131,875
                                                                 ---------------
                                                                       2,629,947
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
         1,826,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15(2)                      1,762,926
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
         1,390,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(2)                                  1,402,884
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.2%
         1,030,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(2)                                     972,141
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
         2,734,000  General Electric Co.,
                    5.00%, 2/1/13(2)                                   2,653,888
                                                                 ---------------
INSURANCE - 0.6%
         1,280,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,277,491)(2)(5)                             1,261,046
           956,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(2)                                           920,011
           600,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35(2)                                    529,766
           570,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(2)                                    553,793
                                                                 ---------------
                                                                       3,264,616
                                                                 ---------------
MACHINERY - 0.1%
           550,000  Atlas Copco AB, 5.60%, 5/22/17
                    (Acquired 5/15/07,
                    Cost $549,753)(5)                                    536,935
                                                                 ---------------
MEDIA - 1.1%
         1,104,000  Comcast Corp., 5.90%,
                    3/15/16(2)(4)                                      1,086,237
           635,000  News America Holdings,
                    7.75%, 1/20/24(2)                                    698,545
         1,600,000  Rogers Cable Inc.,
                    6.25%, 6/15/13(2)                                  1,617,294

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,510,000  Time Warner Cable Inc., 5.40%,
                    7/2/12 (Acquired 4/4/07-6/27/07,
                    Cost $1,503,202)(2)(5)                             1,484,454
           760,000  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $755,106)(2)(5)                                 736,898
           445,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      440,474
           176,000  Time Warner Inc.,
                    7.625%, 4/15/31(2)                                   189,096
                                                                 ---------------
                                                                       6,252,998
                                                                 ---------------
METALS & MINING - 0.3%
         1,045,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $1,045,503)(2)(5)                             1,034,768
           447,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $445,896)(2)(5)                        435,023
                                                                 ---------------
                                                                       1,469,791
                                                                 ---------------
MULTI-UTILITIES - 1.0%
         1,198,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(2)                            1,204,493
           950,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(2)                              917,947
         1,027,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16(2)                  1,002,331
         1,459,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(2)                                 1,447,335
           584,000  Dominion Resources Inc.,
                    4.75%, 12/15/10(2)                                   570,799
           614,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(2)                                     596,705
           367,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(2)                                     343,490
                                                                 ---------------
                                                                       6,083,100
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           396,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(2)                                    389,446
           537,000  May Department Stores Co. (The),
                    3.95%, 7/15/07(2)                                    536,724
                                                                 ---------------
                                                                         926,170
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.4%
           560,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(4)                                    542,730
           585,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(2)                                   679,617
         1,776,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(2)                                   1,745,153
           590,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(2)(4)                                587,345
           810,000  Nexen Inc., 6.40%, 5/15/37(2)                        776,903
         1,386,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(2)                           1,407,612
           780,000  Tesoro Corp., 6.25%,
                    11/1/12(2)(4)                                        778,050
           490,000  Tesoro Corp., 6.50%, 6/1/17
                    (Acquired 5/23/07,
                    Cost $490,000)(2)(5)                                 481,425
           773,000  XTO Energy Inc.,
                    5.30%, 6/30/15(2)                                    738,818
           615,000  XTO Energy Inc.,
                    6.10%, 4/1/36(2)                                     578,923
                                                                 ---------------
                                                                       8,316,576
                                                                 ---------------
PHARMACEUTICALS - 0.4%
         1,021,000  Abbott Laboratories,
                    5.875%, 5/15/16(2)                                 1,023,008

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,205,000  Wyeth, 5.95%, 4/1/37(2)                            1,155,504
                                                                 ---------------
                                                                       2,178,512
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
         1,080,000  ProLogis, 5.625%, 11/15/16(2)                      1,053,171
                                                                 ---------------
SOFTWARE - 0.3%
           573,000  Intuit Inc., 5.75%, 3/15/17(2)                       552,540
         1,233,000  Oracle Corp., 5.00%, 1/15/11(2)                    1,216,207
                                                                 ---------------
                                                                       1,768,747
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(6)
           270,000  Residential Capital LLC,
                    6.50%, 6/1/12(2)                                     263,736
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
           762,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                    726,751
           708,000  Vodafone Group plc,
                    5.625%, 2/27/17(2)(4)                                678,220
           399,000  Vodafone Group plc,
                    6.15%, 2/27/37(2)(4)                                 372,397
                                                                 ---------------
                                                                       1,777,368
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 87,428,027
(Cost $89,252,912)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 14.1%
        19,052,000  FHLMC, 5.00%, 9/16/08(2)(4)                       18,996,101
         6,337,000  FHLMC, 5.25%, 5/21/09(2)(4)                        6,344,763
        15,110,000  FHLMC, 5.75%, 1/15/12(2)(4)                       15,416,310
         8,875,000  FHLMC, 4.75%, 1/19/16(2)(4)                        8,479,654
         5,461,000  FNMA, 4.375%, 7/17/13(2)                           5,176,640
        12,700,000  FNMA, 5.375%, 6/12/17(2)(4)                       12,623,483
        16,293,000  FNMA, 5.80%, 2/9/26(2)                            15,951,059
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               82,988,010
(Cost $83,736,894)                                               ---------------

ASSET-BACKED SECURITIES(1) - 8.1%
         1,006,328  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(2)                              1,007,033
         2,194,539  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(2)                              2,195,904
         1,983,106  Argent Securities Inc., Series
                    2006 M3, Class A2A, VRN, 5.37%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(2)                                         1,984,437

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,709,423  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.38%, 7/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(2)                                         2,712,231
         1,590,616  Centex Home Equity, Series
                    2006 A, Class AV1, VRN, 5.37%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(2)                                         1,591,652
         7,400,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, Class A2,
                    VRN, 5.35%, 8/21/07, resets
                    quarterly off the 3-month LIBOR
                    minus 0.01% with no caps(2)                        7,406,356
           490,017  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.39%,
                    7/16/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(2)                                           490,343
           686,876  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with
                    no caps(2)                                           687,335
         3,983,305  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.37%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with
                    no caps(2)                                         3,989,900
         1,015,959  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.36%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with
                    no caps(2)                                         1,016,644
         1,498,222  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(2)                                         1,499,212
         1,164,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13(2)                     1,187,032
         3,586,078  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.36%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(2)                              3,588,309
         4,837,775  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF12, Class A2, VRN, 5.36%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(2)                                         4,840,464
           328,114  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(2)                           328,341
           298,923  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(2)                                299,133
         2,962,815  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(2)                              2,962,996
           145,000  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.40%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps(2)                                145,068
            83,063  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.38%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    83,080
           397,695  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34(2)                                    377,151
           262,314  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.34%,
                    9/17/07, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps(2)                                           262,468

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,680,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    7/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps(2)                                         2,682,152
           561,901  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.32%,
                    7/25/07, resets quarterly off the
                    3-month LIBOR minus 0.04% with
                    no caps(2)                                           562,213
         3,000,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    7/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(2)                                         3,002,826
         2,405,035  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.36%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                         2,405,983
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         47,308,263
(Cost $47,271,270)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 2.9%
     JPY            KfW, VRN, 0.46%, 8/8/07, resets
     1,874,000,000  quarterly off the 3-month
                    JPY LIBOR minus 0.22% with
                    no caps                                           15,224,875
           246,000  Hydro Quebec, 8.40%, 1/15/22(2)                      312,205
         1,305,000  Province of Quebec,
                    5.00%, 7/17/09(2)                                  1,300,992
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                16,838,072
(Cost $17,030,518)                                               ---------------

MUNICIPAL SECURITIES - 0.2%
         1,477,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(2)                                   1,346,891
                                                                 ---------------
(Cost $1,477,000)

TEMPORARY CASH INVESTMENTS - 11.3%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.50%, 8/15/28,
valued at $29,639,615), in a joint trading
account at 4.35%, dated 6/29/07, due 7/2/07
(Delivery value $29,047,526)(2)                                       29,037,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.25%, 1/15/14,
valued at $29,652,006), in a joint trading
account at 4.25%, dated 6/29/07, due 7/2/07
(Delivery value $29,047,284)(2)                                       29,037,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%-8.75%,
11/15/16-2/15/26, valued at $8,226,727),
in a joint trading account at 4.10%,
dated 6/29/07, due 7/2/07
(Delivery value $8,047,749)(2)                                         8,045,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      66,119,000
(Cost $66,119,000)                                               ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(7) - 20.9%
         5,000,000  Barclays Bank plc,
                    5.37%, 12/18/07                                    5,000,000
         4,999,500  BASF AG, VRN, 5.36%, 10/22/07,
                    resets quarterly off the 3-month
                    LIBOR minus 0.01% with no caps                     4,999,500
         4,976,400  Citigroup Funding Inc.,
                    5.34%, 7/18/07                                     4,976,400
         3,000,000  Dexia Credit Local, VRN,
                    5.34%, 7/2/07                                      3,000,000
         6,910,003  Fenway Funding LLC,
                    5.39%, 9/18/07                                     6,910,003
         4,937,933  Foxboro Funding Ltd.,
                    5.39%, 9/18/07                                     4,937,933
         4,994,056  Gotham Funding Corp.,
                    5.36%, 7/3/07                                      4,994,056
         4,868,524  Govco Incorporated,
                    5.37%, 12/17/07                                    4,868,524
         5,996,400  K2 (USA) LLC, VRN, 5.37%,
                    12/17/07, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                           5,996,400
         4,977,181  Kitty Hawk Funding Corp.,
                    5.32%, 7/16/07                                     4,977,181
         5,000,000  Merrill Lynch & Co. Inc., VRN,
                    5.42%, 7/2/07, resets quarterly
                    off the Federal Reserve Prime
                    Loan Rate minus 2.83% with
                    no caps                                            5,000,000
         4,931,197  Mont Blanc Capital Corp.,
                    5.34%, 9/18/07                                     4,931,197
         4,962,896  Morgan Stanley ABS Capital I,
                    VRN, 5.40%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                            4,962,896
         3,013,862  Nationwide Building Society, VRN,
                    5.35%, 9/10/07                                     3,013,862
         4,977,181  Ranger Funding Co. LLC,
                    5.32%, 7/16/07                                     4,977,181
         4,996,375  Tango Finance Corp., VRN, 5.38%,
                    7/2/07, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                           4,996,375
         4,979,194  Tulip Funding Corp.,
                    5.37%, 7/27/07                                     4,979,194

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.30%, dated 6/29/07, due 7/2/07
(Delivery value $39,059,030)                                          39,041,787
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        122,562,489
(Cost $122,562,489)                                              ---------------

TOTAL INVESTMENT SECURITIES - 143.8%                                 843,750,694
                                                                 ---------------
(Cost $852,023,556)

OTHER ASSETS AND LIABILITIES - (43.8)%                             (256,843,490)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  586,907,204
                                                                 ===============

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
1068 U.S. Treasury 2-Year Notes   September 2007     $217,638,375     $(184,231)
 940 U.S. Treasury 5-Year Notes   September 2007       97,833,438      (453,052)
                                                   -----------------------------
                                                     $315,471,813     $(637,283)
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 281 U.S. Long Bond               September 2007     $ 30,277,750    $  373,170
1071 U.S. Treasury 10-Year Notes  September 2007      113,208,047       736,338
                                                   -----------------------------
                                                     $143,485,797    $1,109,508
                                                   =============================

SWAP AGREEMENTS
Notional                                                              Unrealized
Amount          Description of Agreement            Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$ 3,425,000     Pay quarterly a fixed rate equal    March 2012        $ 94,400
                to 0.46% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Centex Corp.,
                par value of the proportional
                notional amount.
  4,650,000     Pay quarterly a fixed rate equal    March 2012          96,891
                to 0.55% multiplied by the
                notional amount and receive from
                Deutsche Bank Securities Inc.
                upon each default event of
                Lennar Corp., par value of the
                proportional notional amount.
 21,100,000     Pay quarterly a fixed rate equal    June 2012           59,235
                to 0.35% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of one of the
                issues of Dow Jones CDX N.A.
                Investment Grade 8, par value of
                the proportional notional amount.
  8,500,000     Pay quarterly a fixed rate equal    June 2012          (20,786)
                to 0.57% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of Darden
                Restaurants, Inc., par value of
                the proportional notional amount.
  7,600,000     Pay quarterly a fixed rate equal    March 2017          (8,174)
                to 0.12% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Pfizer Inc.,
                par value of the proportional
                notional amount.
--------------------------------------------------------------------------------
INTEREST RATE
--------------------------------------------------------------------------------
  5,736,000     Receive semiannually a fixed rate   November 2030      (87,668)
                equal to 5.6965% and pay
                quarterly a variable rate based
                on the 3-month LIBOR with Barclays
                Bank plc.
                                                                    ------------
                                                                      $133,898
                                                                    ============

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(3) Forward commitment.
(4) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $121,918,857.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2007, was $23,149,736, which represented 3.9% of net assets.
(6) Industry is less than 0.05% of total net assets.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $852,150,342
                                                                 ===============
Gross tax appreciation of investments                              $    874,952
Gross tax depreciation of investments                                (9,274,600)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (8,399,648)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD FUND
JUNE 30, 2007

[american century investments logo and text logo]

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 92.2%
AEROSPACE & DEFENSE - 1.1%
     $     400,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18(1)                              $     406,000
           350,000  L-3 Communications Corp.,
                    6.125%, 7/15/13(1)                                   332,500
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     237,500
                                                                 ---------------
                                                                         976,000
                                                                 ---------------
AUTOMOBILES - 1.3%
           500,000  Ford Motor Co.,
                    7.45%, 7/16/31(1)                                    401,875
           800,000  General Motors Corp.,
                    8.375%, 7/15/33(1)                                   734,000
                                                                 ---------------
                                                                       1,135,875
                                                                 ---------------
BUILDING PRODUCTS - 0.5%
           500,000  Nortek Inc., 8.50%, 9/1/14(1)                        478,750
                                                                 ---------------
CHEMICALS - 2.5%
           550,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC,
                    9.75%, 11/15/14(2)                                   572,000
           750,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 5/14/07,
                    Cost $757,500)(1)(3)                                 736,875
           850,000  Lyondell Chemical Co.,
                    8.25%, 9/15/16(1)(2)                                 892,500
                                                                 ---------------
                                                                       2,201,375
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.4%
           750,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11(2)                                   733,125
           750,000  Allied Waste North America, Inc.,
                    7.875%, 4/15/13(2)                                   762,188
           750,000  ARAMARK Corp., 8.50%, 2/1/15
                    (Acquired 1/17/07-1/19/07,
                    Cost $756,250)(2)(3)                                 766,875
           500,000  Cenveo Corp., 7.875%, 12/1/13(1)                     492,500
           700,000  Corrections Corp. of America,
                    6.25%, 3/15/13(2)                                    675,500
           500,000  Deluxe Corp., 7.375%, 6/1/15
                    (Acquired 5/9/07,
                    Cost $506,000)(2)(3)                                 500,000
                                                                 ---------------
                                                                       3,930,188
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
           675,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16
                    (Acquired 4/26/06-5/5/06,
                    Cost $693,594)(2)(3)                                 718,875
                                                                 ---------------
CONTAINERS & PACKAGING - 2.1%
           500,000  Ball Corp., 6.875%, 12/15/12(2)                      502,500
           250,000  Ball Corp., 6.625%, 3/15/18(2)                       240,625
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12(1)                                   252,813
           500,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(1)                                  508,125
           400,000  Smurfit-Stone Container
                    Enterprises, Inc.,
                    8.00%, 3/15/17(1)                                    390,000
                                                                 ---------------
                                                                       1,894,063
                                                                 ---------------
DISTRIBUTORS - 0.6%
           500,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14(2)                                     496,250
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 8.2%
         4,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, Series 8-T1,
                    7.625%, 6/29/12 (Acquired
                    4/11/07, Cost $3,935,000)(1)(3)                    3,792,400
         2,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, Series 8-T2, 6.75%,
                    6/29/12 (Acquired 4/11/07,
                    Cost $1,980,000)(3)                                1,906,200
           850,000  Hanesbrands Inc., VRN, 8.78%,
                    12/17/07, resets semiannually off
                    the 6-month LIBOR plus 3.375%
                    with no caps(1)                                      867,000
           250,000  Harland Clarke Holdings Corp.,
                    10.11%, 8/15/07, resets quarterly
                    off the 3-month LIBOR plus
                    4.75% with no caps (Acquired
                    4/26/07, Cost $250,000)(3)                           241,875
           250,000  Rite Aid Corp., 9.375%, 12/15/15
                    (Acquired 5/17/07,
                    Cost $246,350)(3)                                    241,250
           250,000  Rite Aid Corp., 9.50%, 6/15/17
                    (Acquired 5/17/07,
                    Cost $245,985)(3)                                    241,250
                                                                 ---------------
                                                                       7,289,975
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.8%
           400,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08(2)                                   399,820
         1,600,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09(2)                                1,589,080
         1,100,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11(2)                                 1,059,632
           500,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      492,273
           750,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(1)                                    719,266
           500,000  KAR Holdings Inc., 8.75%,
                    5/1/14 (Acquired 4/13/07,
                    Cost $500,000)(3)                                    492,500
           500,000  KAR Holdings Inc., 10.00%,
                    5/1/15 (Acquired 4/13/07,
                    Cost $500,000)(3)                                    490,000
                                                                 ---------------
                                                                       5,242,571
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.1%
           325,000  Citizens Communications Co.,
                    6.25%, 1/15/13(2)                                    313,219
           500,000  Embarq Corp., 7.08%, 6/1/16(2)                       503,624
           200,000  Intelsat Bermuda Ltd.,
                    9.25%, 6/15/16(1)                                    213,500
           250,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/24/08                                 255,000
           500,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.625%, 1/24/08(2)                             515,000
           550,000  Level 3 Financing Inc.,
                    9.25%, 11/1/14(1)                                    558,250
         1,000,000  MetroPCS Communications, Inc.,
                    9.25%, 11/1/14 (Acquired
                    5/31/07-6/5/07,
                    Cost $1,060,625)(1)(3)                             1,037,499
           550,000  Qwest Communications
                    International Inc.,
                    7.50%, 2/15/14(1)                                    559,625
           550,000  Qwest Corp., 7.875%, 9/1/11(2)                       576,125
                                                                 ---------------
                                                                       4,531,842
                                                                 ---------------
ELECTRIC UTILITIES - 1.3%
           500,000  Edison Mission Energy, 7.00%,
                    5/15/17 (Acquired 5/1/07,
                    Cost $500,000)(3)                                    473,750
           750,000  Reliant Energy Inc.,
                    7.625%, 6/15/14(2)                                   735,000
                                                                 ---------------
                                                                       1,208,750
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
           250,000  Baldor Electric Co.,
                    8.625%, 2/15/17                                      265,625
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       473,750
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 1.1%
           600,000  Hanover Compressor Co.,
                    8.625%, 12/15/10(2)                                  621,750
           400,000  Universal Compression Inc.,
                    7.25%, 5/15/10(2)                                    402,500
                                                                 ---------------
                                                                       1,024,250
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
           500,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11(1)                                   520,625
           550,000  SUPERVALU INC.,
                    7.50%, 11/15/14(2)                                   566,500
                                                                 ---------------
                                                                       1,087,125
                                                                 ---------------
FOOD PRODUCTS - 0.8%
           750,000  Smithfield Foods Inc.,
                    7.75%, 7/1/17(2)                                     753,750
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.2%
         1,150,000  Community Health Systems Inc.,
                    7.875%, 7/15/15 (Acquired
                    6/27/07, Cost $1,143,220)(3)(4)                    1,171,562
           585,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13(2)                                   624,430
           750,000  HCA Inc., 6.50%, 2/15/16(1)                          638,438
         1,000,000  HCA Inc., 9.25%, 11/15/16
                    (Acquired 11/9/06-2/28/07,
                    Cost $1,026,563)(2)(3)                             1,067,500
           500,000  HealthSouth Corp.,
                    10.75%, 6/15/16(1)                                   545,000
           500,000  Omnicare Inc., 6.125%, 6/1/13(2)                     468,125
           250,000  Omnicare Inc., 6.875%, 12/15/15                      238,750
           750,000  Sun Healthcare Group, Inc.,
                    9.125%, 4/15/15
                    (Acquired 3/22/07-6/1/07,
                    Cost $780,000)(3)                                    783,750
                                                                 ---------------
                                                                       5,537,555
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 7.8%
           500,000  Herbst Gaming Inc.,
                    8.125%, 6/1/12(1)                                    507,500
           600,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10(2)                                   627,000
            34,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       36,040
           500,000  MGM Mirage, 8.50%, 9/15/10(2)                        525,625
           300,000  MGM Mirage, 6.75%, 9/1/12                            288,000
           400,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      408,500
           750,000  Pinnacle Entertainment Inc.,
                    7.50%, 6/15/15 (Acquired 6/5/07,
                    Cost $738,938)(1)(3)                                 727,500
           300,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       302,781
           300,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      301,397
           250,000  Six Flags Inc., 8.875%, 2/1/10(1)                    248,125
           500,000  Six Flags Inc., 9.75%, 4/15/13(1)                    473,125
           500,000  Station Casinos Inc.,
                    6.875%, 3/1/16                                       443,750
           750,000  Station Casinos Inc.,
                    7.75%, 8/15/16(2)                                    746,250
           500,000  Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15                         498,750
           400,000  Wimar OpCo LLC/Wimar OpCo
                    Finance Corp., 9.625%, 12/15/14
                    (Acquired 12/14/06,
                    Cost $400,000)(1)(3)                                 387,000
           500,000  Wynn Las Vegas LLC,
                    6.625%, 12/1/14(1)                                   484,375
                                                                 ---------------
                                                                       7,005,718
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
           500,000  KB Home, 6.375%, 8/15/11                             477,500

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  Sealy Mattress Co.,
                    8.25%, 6/15/14(2)                                    515,000
                                                                 ---------------
                                                                         992,500
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.3%
           500,000  AES Corp. (The), 8.75%,
                    5/15/13 (Acquired 5/1/03,
                    Cost $500,000)(3)                                    530,000
           650,000  NRG Energy Inc.,
                    7.375%, 2/1/16(2)                                    653,250
                                                                 ---------------
                                                                       1,183,250
                                                                 ---------------
INSURANCE - 0.7%
           675,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 6/15/17(1)                                    661,500
                                                                 ---------------
IT SERVICES - 1.8%
           450,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13(2)                                   462,938
           350,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15(1)                                   371,875
           775,000  Tube City IMS Corp., 9.75%,
                    2/1/15 (Acquired 1/18/07-
                    5/18/07, Cost $801,438)(3)                           798,250
                                                                 ---------------
                                                                       1,633,063
                                                                 ---------------
MACHINERY - 1.1%
           950,000  Rental Service Corp., 9.50%,
                    12/1/14 (Acquired 11/17/06-
                    4/20/07, Cost $987,000)(1)(3)                        973,750
            21,000  Terex Corp., 7.375%, 1/15/14                          21,105
                                                                 ---------------
                                                                         994,855
                                                                 ---------------
MEDIA - 11.7%
           200,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       198,500
           350,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      353,500
         1,798,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                    1,885,652
         1,000,000  Cinemark Inc., VRN,
                    0.00%, 3/15/09(2)(5)                                 915,000
           500,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09(2)                                   511,250
           250,000  CSC Holdings, Inc.,
                    6.75%, 4/15/12(2)                                    238,750
           500,000  Dex Media Inc., 8.00%, 11/15/13                      510,000
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc.,
                    8.375%, 3/15/13(2)                                   525,625
           500,000  Echostar DBS Corp.,
                    6.375%, 10/1/11(2)                                   491,250
           750,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15 (Acquired
                    4/26/07, Cost $757,500)(1)(3)                        721,875
           950,000  Idearc Inc., 8.00%, 11/15/16(2)                      964,250
           500,000  Mediacom LLC/Mediacom Capital
                    Corp., 9.50%, 1/15/13(1)                             512,500
           800,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13(2)                                   692,000
           650,000  Primedia Inc., 8.875%, 5/15/11(2)                    671,125
           300,000  Primedia Inc., 8.00%, 5/15/13(1)                     317,250
           850,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16(2)                                   888,250
                                                                 ---------------
                                                                      10,396,777
                                                                 ---------------
METALS & MINING - 1.6%
           300,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.25%, 4/1/15(2)                          317,250
           500,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.375%, 4/1/17(2)                         535,000

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           550,000  IPSCO Inc., 8.75%, 6/1/13(2)                         583,328
                                                                 ---------------
                                                                       1,435,578
                                                                 ---------------
MULTI-UTILITIES - 1.2%
           500,000  CMS Energy Corp.,
                    7.50%, 1/15/09(1)                                    515,230
           500,000  CMS Energy Corp.,
                    7.75%, 8/1/10(2)                                     522,444
                                                                 ---------------
                                                                       1,037,674
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.2%
           500,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13(2)                                   515,000
           600,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14(1)                                    610,500
           750,000  Cimarex Energy Co.,
                    7.125%, 5/1/17(2)                                    735,000
           650,000  Forest Oil Corp., 7.75%,
                    5/1/14(1)(2)                                         659,750
           400,000  Massey Energy Co., 6.625%,
                    11/15/10                                             396,000
           750,000  Massey Energy Co., 6.875%,
                    12/15/13(2)                                          690,938
           600,000  OPTI Canada Inc., 7.875%,
                    12/15/14 (Acquired 6/25/07,
                    Cost $600,000)(3)(4)                                 603,000
           520,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      538,559
           500,000  Peabody Energy Corp.,
                    7.375%, 11/1/16(1)                                   512,500
           500,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      507,500
           750,000  Sabine Pass LNG, L.P., 7.50%,
                    11/30/16 (Acquired 11/1/06-
                    4/16/07, Cost $755,688)(3)                           748,124
           250,000  Tesoro Corp., 6.25%, 11/1/12(1)                      249,375
           500,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12(2)                                   533,125
                                                                 ---------------
                                                                       7,299,371
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.4%
           300,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     286,500
           500,000  Catalyst Paper Corp.,
                    7.375%, 3/1/14                                       451,875
           500,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15(1)                                    497,500
           150,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $150,000)(3)                                    144,750
            21,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        20,948
           500,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14
                    (Acquired 7/26/06-12/4/06,
                    Cost $511,875)(3)                                    518,750
           250,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 11.375%, 8/1/16
                    (Acquired 1/12/07,
                    Cost $265,000)(1)(3)                                 268,125
                                                                 ---------------
                                                                       2,188,448
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
           400,000  Host Marriott L.P.,
                    7.00%, 8/15/12(2)                                    402,500
           250,000  Host Marriott L.P.,
                    6.75%, 6/1/16(2)                                     246,250
                                                                 ---------------
                                                                         648,750
                                                                 ---------------
ROAD & RAIL - 1.3%
           550,000  Hertz Corp., 8.875%, 1/1/14(2)                       576,125
           500,000  Hertz Corp., 10.50%, 1/1/16(1)                       555,000
                                                                 ---------------
                                                                       1,131,125
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.3%
           250,000  Freescale Semiconductor Inc.,
                    8.875%, 12/15/14 (Acquired
                    11/16/06, Cost $250,000)(1)(3)                       240,000
                                                                 ---------------
SPECIALTY RETAIL - 3.6%
           250,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14(1)                                    253,750
           650,000  Asbury Automotive Group Inc.,
                    7.625%, 3/15/17
                    (Acquired 3/12/07-4/13/07,
                    Cost $653,000)(3)                                    643,500
           350,000  Claire's Stores Inc., 9.25%, 6/1/15
                    (Acquired 5/22/07,
                    Cost $350,000)(1)(3)                                 334,250
           600,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13(2)                                          607,500
           650,000  GSC Holdings Corp., 8.00%,
                    10/1/12(2)                                           682,500
           425,000  Michaels Stores Inc., 10.00%,
                    11/1/14 (Acquired 6/27/07,
                    Cost $437,750)(3)                                    437,750
           350,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             296,625
                                                                 ---------------
                                                                       3,255,875
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
           625,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13(2)                                   637,500
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.5%
           675,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06-
                    10/5/06, Cost $690,500)(2)(3)                        710,437
           400,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12(2)                     395,000
           271,000  United Rentals North
                    America, Inc., 7.75%, 11/15/13(1)                    272,694
                                                                 ---------------
                                                                       1,378,131
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.4%
           200,000  Dobson Communications Corp.,
                    8.875%, 10/1/13(1)                                   210,000
           400,000  Nextel Partners Inc.,
                    8.125%, 7/1/11(2)                                    417,220
           300,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       315,000
           300,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       288,000
                                                                 ---------------
                                                                       1,230,220
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 82,596,904
(Cost $82,657,664)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 2.7%
   JPY 302,000,000  KfW, VRN, 0.46%, 8/8/07,
                    resets quarterly off the 3-month
                    JPY LIBOR minus 0.22% with
                    no caps                                            2,453,528
                                                                 ---------------
(Cost $2,483,751)

TEMPORARY CASH INVESTMENTS - 6.5%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.25%, 1/15/14,
valued at $4,568,760), in a joint trading
account at 4.25%, dated 6/29/07,
due 7/2/07 (Delivery value $4,475,585)(2)                              4,474,000

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%-8.75%,
11/15/16-2/15/26, valued at $1,367,201),
in a joint trading account at 4.10%,
dated 6/29/07, due 7/2/07
(Delivery value $1,337,457)(2)                                         1,337,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       5,811,000
(Cost $5,811,000)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 28.0%
         1,000,000  Barclays Bank plc,
                    5.365%, 12/17/07                                   1,000,000
           999,900  BASF AG, VRN, 5.364%, 10/22/07,
                    resets quarterly off the 3-month
                    LIBOR minus 0.01% with no caps                       999,900
           995,280  Citigroup Funding Inc.,
                    5.335%, 7/18/07                                      995,280
         1,000,000  Dexia Credit Local, VRN,
                    5.34%, 7/2/07                                      1,000,000
           987,143  Fenway Funding LLC,
                    5.389%, 9/13/07                                      987,143
           987,587  Foxboro Funding Ltd.,
                    5.387%, 9/7/07                                       987,587
           199,762  Gotham Funding Corp.,
                    5.356%, 7/3/07                                       199,762
           973,705  Govco Incorporated,
                    5.371%, 12/17/07                                     973,705
           999,400  K2 (USA) LLC, VRN, 5.37%,
                    7/2/07, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             999,400
           995,436  Kitty Hawk Funding Corp.,
                    5.324%, 7/16/07                                      995,436
         1,000,000  Merrill Lynch & Co. Inc., VRN,
                    5.42%, 7/2/07, resets quarterly
                    off the Federal Reserve Prime
                    Loan Rate minus 2.83% with
                    no caps                                            1,000,000
           986,239  Mont Blanc Capital Corp.,
                    5.344%, 9/17/07                                      986,239
           992,579  Morgan Stanley ABS Capital I,
                    VRN, 5.40%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                              992,579
         1,004,621  Nationwide Building Society, VRN,
                    5.352%, 9/10/07                                    1,004,621
           995,436  Ranger Funding Co. LLC,
                    5.324%, 7/18/07                                      995,436
           999,275  Tango Finance Corp., VRN,
                    5.378%, 7/2/07, resets quarterly
                    off the Federal Reserve Prime
                    Loan Rate minus 2.91% with
                    no caps                                              999,275
           995,839  Tulip Funding Corp.,
                    5.372%, 7/27/07                                      995,839

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in a pooled
account at the lending agent), 5.30%,
dated 6/29/07, due 7/2/07
(Delivery value $9,036,596)                                            9,032,607
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         25,144,809
(Cost $25,144,809)                                               ---------------

TOTAL INVESTMENT SECURITIES - 129.4%                                 116,006,241
                                                                 ---------------
(Cost $116,097,224)

OTHER ASSETS AND LIABILITIES - (29.4)%                              (26,331,453)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  89,674,788
                                                                 ===============

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
72 U.S. Treasury 2-Year Notes    September 2007     $14,672,250       $(13,662)
26 U.S. Treasury 5-Year Notes    September 2007       2,706,031        (12,652)
                                                  ------------------------------
                                                    $17,378,281       $(26,314)
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
27 U.S. Treasury 10-Year Notes   September 2007      $2,853,984        $21,211
                                                  ==============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount         Description of Agreement            Expiration Date   Gain (Loss)
Credit Default
$ 5,100,000    Pay semiannually a fixed rate       December 2011     $(27,991)
               equal to 1.40% multiplied by the
               notional amount and receive from
               Barclays Capital, Inc. upon each
               default event of one of the
               issues of Dow Jones CDX N.A.
               Investment Grade 6, par value of
               the proportional notional amount.
  1,800,000    Pay quarterly a fixed rate equal    June 2012           (2,520)
               to 0.55% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Darden
               Restaurants, Inc., par value of
               the proportional notional amount.
                                                                    ------------
                                                                     $(30,511)
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007 was $24,591,039.
(2) Security, or a portion thereof, has been segregated for futures contracts, swap agreements, and/or when-issued securities.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2007 was $23,449,222, which represented 26.1% of total net assets. None of the restricted securities were considered illiquid.
(4) When-issued security.
(5) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    June 30, 2007.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

HIGH YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $116,097,224
                                                                 ===============
Gross tax appreciation of investments                              $  1,094,908
Gross tax depreciation of investments                                (1,185,891)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    (90,983)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PREMIUM MONEY MARKET FUND
JUNE 30, 2007
[american century investments logo and text logo]

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 44.5%

        $3,000,000  Allied Irish Banks N.A., 5.20%,
                    7/17/07 (Acquired 2/2/07,
                    Cost $2,928,500)(2)                            $   2,993,066
         3,200,000  Allied Irish Banks N.A., 5.20%,
                    8/9/07 (Acquired 2/14/07,
                    Cost $3,118,649)(2)                                3,181,973
         5,000,000  American Family Financial
                    Services, 5.21%, 7/6/07                            4,996,382
        10,000,000  American Family Financial
                    Services, 5.19%, 7/27/07                           9,962,517
         5,000,000  American Family Financial
                    Services, 5.21%, 8/15/07                           4,967,437
         2,777,000  American Family Financial
                    Services, 5.23%, 9/14/07                           2,746,742
         4,000,000  Amstel Funding Corp., 5.27%,
                    7/25/07 (Acquired 5/25/07,
                    Cost $3,964,281)(2)                                3,985,947
        10,200,000  Amstel Funding Corp., 5.20%,
                    11/21/07 (Acquired 6/4/07,
                    Cost $9,949,533)(2)                                9,989,313
         4,000,000  BASF AG, 5.23%, 8/3/07
                    (Acquired 5/2/07,
                    Cost $3,945,957)(2)                                3,980,823
         3,000,000  BASF AG, 5.24%, 8/9/07
                    (Acquired 5/18/07,
                    Cost $2,963,791)(2)                                2,982,986
        22,500,000  BASF AG, 5.21%, 8/20/07
                    (Acquired 5/1/07,
                    Cost $22,138,556)(2)                              22,337,188
         2,428,000  Cedar Springs Capital Co., 5.25%,
                    7/2/07 (Acquired 4/9/07,
                    Cost $2,398,257)(2)                                2,427,646
         1,101,000  Cedar Springs Capital Co., 5.24%,
                    7/23/07 (Acquired 4/20/07,
                    Cost $1,085,936)(2)                                1,097,475
         9,000,000  Cedar Springs Capital Co., 5.23%,
                    8/10/07 (Acquired 4/11/07,
                    Cost $8,841,944)(2)                                8,947,750
         9,500,000  Cedar Springs Capital Co., 5.26%,
                    8/20/07 (Acquired 6/1/07,
                    Cost $9,388,956)(2)                                9,430,597
         4,100,000  Cedar Springs Capital Co., 5.25%,
                    9/5/07 (Acquired 6/7/07,
                    Cost $4,046,188)(2)                                4,060,538
         4,000,000  Cedar Springs Capital Co., 5.27%,
                    9/20/07 (Acquired 6/21/07,
                    Cost $3,946,765)(2)                                3,952,615
        20,000,000  Citibank Credit Card Issuance
                    Trust, 5.24%, 9/7/07 (Acquired
                    6/4/07, Cost $19,723,444)(2)                      19,802,045
        13,500,000  Citibank Credit Card Issuance
                    Trust, 5.26%, 9/21/07 (Acquired
                    6/18/07, Cost $13,312,612)(2)                     13,338,255
         6,273,000  Cobbler Funding Ltd./Cobbler
                    Funding LLC, 5.25%, 9/4/07
                    (Acquired 6/1/07,
                    Cost $6,186,093)(2)                                6,213,537
        10,036,000  Cobbler Funding Ltd./Cobbler
                    Funding LLC, 5.21%, 10/22/07
                    (Acquired 5/4/07-5/22/07,
                    Cost $9,798,995)(2)                                9,871,875
         3,000,000  Cobbler Funding Ltd./Cobbler
                    Funding LLC, 5.21%, 1/23/08
                    (Acquired 6/12/07,
                    Cost $2,903,181)(2)                                2,910,562
        11,000,000  CRC Funding LLC, 5.26%, 8/9/07
                    (Acquired 6/11/07,
                    Cost $10,905,174)(2)                              10,937,318
         6,700,000  Danske Corporation, 5.25%,
                    9/5/07 (Acquired 6/8/07,
                    Cost $6,613,040)(2)                                6,635,512
         1,000,000  Danske Corporation, 5.22%,
                    10/12/07 (Acquired 6/5/07,
                    Cost $981,295)(2)                                    985,065
         8,000,000  Danske Corporation, 5.23%,
                    11/19/07 (Acquired 6/22/07,
                    Cost $7,825,833)(2)                                7,836,283
         2,200,000  Depfa Bank plc, 5.20%, 8/2/07
                    (Acquired 2/7/07,
                    Cost $2,144,071)(2)                                2,189,831
           800,000  Depfa Bank plc, 5.25%, 11/13/07
                    (Acquired 6/22/07,
                    Cost $783,216)(2)                                    784,265
         8,000,000  Emerald Notes of the BA Credit
                    Card Trust, 5.31%, 7/11/07
                    (Acquired 6/20/07,
                    Cost $7,975,220)(2)                                7,988,200
         4,500,000  Emerald Notes of the BA Credit
                    Card Trust, 5.24%, 8/1/07
                    (Acquired 5/3/07,
                    Cost $4,441,050)(2)                                4,479,695
         2,500,000  Emerald Notes of the BA Credit
                    Card Trust, 5.25%, 8/13/07
                    (Acquired 5/21/07,
                    Cost $2,469,375)(2)                                2,484,323
         4,700,000  Emerald Notes of the BA Credit
                    Card Trust, 5.26%, 8/29/07
                    (Acquired 6/1/07,
                    Cost $4,638,882)(2)                                4,659,483
         8,500,000  Fortis Funding LLC, 5.23%,
                    7/9/07 (Acquired 4/9/07,
                    Cost $8,387,628)(2)                                8,490,121
         2,500,000  Fortis Funding LLC, 5.26%,
                    9/5/07 (Acquired 6/20/07,
                    Cost $2,471,874)(2)                                2,475,892
        15,000,000  Govco Incorporated, 5.23%,
                    8/2/07 (Acquired 5/2/07,
                    Cost $14,799,517)(2)                              14,930,267
        18,000,000  Govco Incorporated, 5.24%,
                    8/20/07 (Acquired 5/21/07,
                    Cost $17,761,580)(2)                              17,869,000
        20,000,000  HBOS Treasury Services plc,
                    5.17%, 11/13/07                                   19,612,626
        25,000,000  Legacy Capital LLC, 5.24%,
                    7/9/07 (Acquired 5/11/07,
                    Cost $24,785,306)(2)                              24,970,890

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         2,108,000  Legacy Capital LLC, 5.30%,
                    7/17/07 (Acquired 6/19/07,
                    Cost $2,099,310)(2)                                2,103,034
           891,000  Legacy Capital LLC, 5.31%,
                    8/2/07 (Acquired 6/22/07,
                    Cost $885,612)(2)                                    886,794
        17,000,000  Lexington Parker Capital, 5.23%,
                    8/6/07 (Acquired 5/3/07,
                    Cost $16,765,376)(2)                              16,911,090
        13,000,000  Lexington Parker Capital, 5.25%,
                    9/7/07 (Acquired 6/11/07,
                    Cost $12,833,326)(2)                              12,871,206
         1,175,000  Nestle Capital Corp., 5.17%,
                    8/13/07 (Acquired 8/23/06,
                    Cost $1,115,154)(2)                                1,167,751
         2,785,000  Nieuw Amsterdam Receivables
                    Corporation, 5.25%, 7/6/07
                    (Acquired 4/9/07,
                    Cost $2,749,259)(2)                                2,782,970
         1,596,000  Nieuw Amsterdam Receivables
                    Corporation, 5.30%, 7/9/07
                    (Acquired 6/13/07,
                    Cost $1,589,891)(2)                                1,594,120
         5,119,000  Nieuw Amsterdam Receivables
                    Corporation, 5.24%, 7/23/07
                    (Acquired 4/30/07,
                    Cost $5,056,471)(2)                                5,102,624
        12,500,000  Nieuw Amsterdam Receivables
                    Corporation, 5.26%, 8/24/07
                    (Acquired 5/29/07,
                    Cost $12,341,255)(2)                              12,401,469
        17,050,000  Paradigm Funding LLC, 5.24%,
                    7/13/07 (Acquired 4/20/07,
                    Cost $16,841,535)(2)                              17,020,219
         4,900,000  Societe Generale, 5.24%, 8/6/07                    4,874,348
         2,600,000  Societe Generale, 5.22%, 11/5/07                   2,552,121
        15,000,000  Stadshypotek Deleware, Inc.,
                    5.24%, 7/3/07 (Acquired 4/11/07,
                    Cost $14,818,956)(2)                              14,995,638
        10,000,000  Triple A One Funding Corp., 5.37%,
                    7/2/07 (Acquired 6/29/07,
                    Cost $9,995,525)(2)                                9,998,508
         1,216,000  Triple A One Funding Corp., 5.33%,
                    7/13/07 (Acquired 6/22/07,
                    Cost $1,212,219)(2)                                1,213,840
        15,000,000  Tulip Funding Corp., 5.24%,
                    7/16/07 (Acquired 4/13/07,
                    Cost $14,801,317)(2)                              14,967,250
         3,300,000  UBS Finance LLC, 5.23%, 7/6/07                     3,297,603
         2,900,000  UBS Finance LLC, 5.25%, 8/2/07                     2,886,467
         4,000,000  UBS Finance LLC, 5.20%, 8/10/07                    3,976,889
           924,000  UBS Finance LLC, 5.28%, 9/17/07                      913,439
         4,000,000  Variable Funding Capital Co. LLC,
                    VRN, 5.28%, 7/23/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.04% with no caps
                    (Acquired 2/23/07,
                    Cost $4,000,000)(2)                                4,000,000
         1,500,000  Variable Funding Corp., 5.25%,
                    7/19/07 (Acquired 5/17/07,
                    Cost $1,486,232)(2)                                1,496,066
        10,000,000  Westpac Banking Corp., 5.21%,
                    7/12/07 (Acquired 2/20/07,
                    Cost $9,794,692)(2)                                9,984,095
        15,000,000  Westpac Banking Corp., 5.20%,
                    8/8/07 (Acquired 2/9/07,
                    Cost $14,610,000)(2)                              14,917,667
         2,700,000  Westpac Securities NZ Ltd.,
                    5.23%, 7/18/07 (Acquired
                    3/19/07-4/3/07,
                    Cost $2,655,632)(2)                                2,693,338
         1,000,000  Westpac Securities NZ Ltd., 5.30%,
                    7/24/07 (Acquired 6/19/07,
                    Cost $994,847)(2)                                    996,614
         3,500,000  Westpac Securities NZ Ltd.,
                    5.28%, 8/21/07 (Acquired
                    6/19/07-6/20/07,
                    Cost $3,467,983)(2)                                3,473,820
         1,000,000  Westpac Securities NZ Ltd.,
                    5.23%, 10/18/07 (Acquired
                    6/19/07, Cost $982,421)(2)                           984,165
         1,800,000  Westpac Securities NZ Ltd., 5.20%,
                    11/26/07 (Acquired 6/1/07,
                    Cost $1,753,720)(2)                                1,761,520
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               464,330,705
                                                                 ---------------

CORPORATE BONDS - 21.6%

        10,000,000  Astin Redevelopment L.P., VRN,
                    5.32%, 7/5/07                                     10,000,000
        20,000,000  Berkshire Hathaway Finance Corp.,
                    VRN, 5.40%, 7/11/07, resets
                    quarterly off the 3-month LIBOR
                    plus 0.05% with no caps                           20,010,338
         3,485,000  Christopher Place Inc., VRN, 5.42%,
                    7/5/07 (LOC: Fifth Third Bank)                     3,485,000
         2,315,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 5.37%, 7/5/07
                    (LOC: Columbus Bank & Trust)                       2,315,000
         3,320,000  CPR Investments LLC, VRN,
                    5.37%, 7/5/07                                      3,320,000
         4,650,000  Crosspoint Community Church,
                    VRN, 5.37%, 7/5/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (LOC: AmSouth Bank)                                4,650,000
        16,750,000  Cunat Sheffield Heights LLC, VRN,
                    5.34%, 7/5/07                                     16,750,000
         3,000,000  Delos LLC, VRN, 5.37%, 7/5/07
                    (LOC: Fifth Third Bank)                            3,000,000
         3,000,000  First Baptist Church of Opelika,
                    VRN, 5.32%, 7/5/07 (LOC: FHLB)                     3,000,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         4,205,000  Green Island Country Club Inc.,
                    VRN, 5.37%, 7/5/07 (LOC:
                    Columbus Bank & Trust)                             4,205,000
         8,440,000  Guardian Angel Homes Lewiston
                    LLC, VRN, 5.36%, 7/5/07 (LOC:
                    Bank of America N.A.)                              8,440,000
         5,950,000  Lee Group Inc./County Materials
                    Inc./Lees Aggregate & Trucking
                    Inc., VRN, 5.43%, 7/5/07
                    (LOC: FHLB)                                        5,950,000
        10,000,000  MBIA Global Funding LLC, VRN,
                    5.15%, 7/3/07, resets weekly off
                    the 3-month T-Bill plus 0.33%
                    with no caps (Acquired 4/11/07,
                    Cost $10,000,000)(2)                              10,000,000
         2,560,000  Multimetco Inc., VRN, 5.39%,
                    7/5/07, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (LOC: AmSouth Bank)                        2,560,000
        15,000,000  Natixis, VRN, 5.33%, 7/2/07,
                    resets daily off the Federal Funds
                    Target Rate plus 0.08% with
                    no caps                                           15,000,000
         7,000,000  Natixis, VRN, 5.41%, 7/2/07,
                    resets daily off the Federal Funds
                    Target Rate plus 0.16% with
                    no caps                                            7,000,000
        18,100,000  Royal Bank of Scotland (New York),
                    VRN, 5.26%, 7/16/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.06% with no caps                          18,098,891
         6,000,000  Rupert E. Phillips, VRN, 5.32%,
                    7/5/07 (LOC: FHLB)                                 6,000,000
         7,500,000  Salvation Army, Series 2003 A,
                    VRN, 5.32%, 7/5/07 (LOC: Bank
                    of New York)                                       7,500,000
         2,000,000  Salvation Army, Series 2004 A,
                    VRN, 5.32%, 7/5/07 (LOC: Bank
                    of New York)                                       2,000,000
         2,400,000  Santa Rosa Property Holding LLC,
                    VRN, 5.37%, 7/5/07                                 2,400,000
         3,830,000  Six Ten Properties LLC, VRN,
                    5.37%, 7/5/07 (LOC: Columbus
                    Bank & Trust)                                      3,830,000
        13,800,000  Societe Generale (New York),
                    VRN, 5.27%, 7/23/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.06% with no caps                          13,799,018
         3,300,000  St. James United Methodist
                    Church, VRN, 5.37%, 7/5/07
                    (LOC: Regions Bank)                                3,300,000
         1,860,000  St. Mary's Congregation, VRN,
                    5.47%, 7/5/07 (LOC: Marshall &
                    Isley Bank)                                        1,860,000
         5,000,000  Toyota Motor Credit Corp., VRN,
                    5.14%, 7/3/07, resets weekly off
                    the 3-month T-Bill plus 0.32%
                    with no caps                                       5,000,000
         9,000,000  Toyota Motor Credit Corp., 5.32%,
                    6/2/08                                             9,000,000
         5,000,000  Toyota Motor Credit Corp., VRN,,
                    5.14%, 7/3/07, resets weekly off
                    the 3-month T-Bill plus 0.32%
                    with no caps                                       5,000,000
         9,000,000  Travelers Insurance Co. Group,
                    VRN, 5.42%, 8/3/07, resets
                    quarterly off the 3-month LIBOR
                    plus 0.06% with no caps (Acquired
                    8/7/03, Cost $9,000,000)(2)                        9,000,000
        10,000,000  UBS AG, 5.40%, 11/28/07                           10,000,000
         8,600,000  Wachovia Corp., VRN, 5.44%,
                    7/20/07, resets quarterly off
                    the 3-month LIBOR plus 0.08%
                    with no caps                                       8,600,522
                                                                 ---------------
TOTAL CORPORATE BONDS                                                225,073,769
                                                                 ---------------

MUNICIPAL SECURITIES - 18.3%

           560,000  Board of Trustees of Morgan
                    County Memorial Hospital Rev.,
                    (Johnson County), VRDN, 5.49%,
                    7/5/07 (LOC: Fifth Third Bank)                       560,000
         1,625,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    5.35%, 7/5/07 (XLCA) (SBBPA:
                    Wachovia Bank N.A.)                                1,625,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         1,260,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2000 B, (Metrotile
                    Manufacturing), VRDN, 5.42%,
                    7/5/07 (LOC: Comerica Bank)                        1,260,000
           300,000  California Statewide Communities
                    Development Auth. Rev., (Industrial
                    Improvements), VRDN, 5.45%,
                    7/5/07 (LOC: Bank of the West)                       300,000
        10,000,000  Catholic Health Initiatives Rev.,
                    Series 2007 B, 5.34%, 8/8/07                      10,000,000
         2,160,000  City of Houston Higher Education
                    Finance Corp. Housing Rev., Series
                    2003 C, (Tierwester Oaks &
                    Richfield Manor), VRDN, 5.42%,
                    7/2/07 (LOC: Bank of New York)                     2,160,000
         1,570,000  City of Salinas Economic
                    Development Rev., Series 2007 B,
                    (Monterey County Public Building),
                    VRDN, 5.35%, 7/5/07 (LOC: Bank
                    of New York)                                       1,570,000
         1,040,000  Colorado Housing & Finance Auth.
                    Economic Development Rev.,
                    Series 2007 B, (Monaco LLC),
                    VRDN, 5.42%, 7/5/07 (LOC:
                    JPMorganChase Bank)                                1,040,000
           395,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Corey
                    Building), VRDN, 5.42%, 7/5/07
                    (LOC: Wells Fargo Bank N.A.)                         395,000
           655,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Taxable
                    POPIEL Properties), VRDN, 5.40%,
                    7/5/07 (LOC: Wells Fargo
                    Bank N.A.)                                           655,000
         1,675,000  Colorado Housing & Finance Auth.
                    Rev., Series 2005 B, (Closet
                    Factory), VRDN, 5.42%, 7/5/07
                    (LOC: Bank of New York)                            1,675,000
         1,000,000  Columbus Development Auth. Rev.,
                    (CEDC/ICFORM Inc.), VRDN,
                     5.42%, 7/5/07 (LOC: Columbus
                    Bank & Trust)                                      1,000,000
         2,000,000  Columbus Development Auth. Rev.,
                    (Columbus Park East), VRDN,
                    5.37%, 7/5/07 (LOC: Columbus
                    Bank & Trust)                                      2,000,000
         1,400,000  Columbus Development Auth. Rev.,
                    Series 2005 B, (Foundation
                    Properties, Inc., Student Housing),
                    VRDN, 5.38%, 7/5/07 (LOC:
                    Columbus Bank & Trust)                             1,400,000
         3,055,000  Columbus Development Auth. Rev.,
                    VRDN, 5.37%, 7/5/07 (LOC:
                    Columbus Bank & Trust)                             3,055,000
         5,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    5.34%, 7/4/07 (SBBPA: Depfa
                    Bank plc)                                          5,000,000
         5,105,000  Cook County Industrial
                    Development Rev., Series 1999 B,
                    (Devorahco LLC), VRDN, 5.36%,
                    7/5/07 (LOC: LaSalle Bank N.A.)                    5,105,000
           630,000  Crawford Education Facilities Corp.
                    Rev., Series 2004 B, (Refunding
                    Taxable University Package), VRDN,
                    5.42%, 7/5/07 (LOC: BNP Paribas)                     630,000
         4,700,000  Fairfield Rev., Series 2005 A-2,
                    VRDN, 5.32%, 7/5/07 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale)                                      4,700,000
        12,500,000  Florida Housing Finance Corp.
                    Multifamily Mortgage Rev., Series
                    2007 G-2, (Northbridge Apartments),
                    VRDN, 5.41%, 7/4/07 (LOC:
                    Keybank N.A.)                                     12,500,000
         8,000,000  Florida Hurricane Catastrophe
                    Fund Financing Corp. Rev., Series
                    2006 B, VRDN, 5.33%, 7/16/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.01% with no caps                      8,000,000
           400,000  Greenville South Carolina Memorial
                    Auditorium District COP, Series
                    1996 C, (BI-LO Center), VRDN,
                    5.45%, 7/4/07 (LOC: Bank of
                    America N.A.)                                        400,000
         5,000,000  Groton City GO, Series 2007 B,
                    6.00%, 10/10/07                                    5,008,042
        10,000,000  Kansas City Financing Commission
                    Tax Increment Rev., Series 2006 B,
                    (Briarcliff West), VRDN, 5.33%,
                    7/5/07 (LOC: M&I Marshall
                    & Ilsley)                                         10,000,000
         6,090,000  Kansas City Tax Increment Rev.,
                    Series 2003 B, (Chouteau
                    Development Company LLC),
                    VRDN, 5.35%, 7/5/07 (MBIA)
                    (SBBPA: JPMorgan Chase Bank)                       6,090,000
         8,100,000  Lower Colorado River Auth. Rev.,
                    5.30%, 7/3/07                                      8,100,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         7,500,000  Mississippi Business Finance Corp.
                    Rev., Series 2005, (Future Pipe
                    Industries, Inc.), VRDN, 5.32%,
                    7/5/07 (LOC: Mashreqbank and
                    Bank of New York)                                  7,500,000
         3,000,000  Mississippi Business Finance Corp.
                    Rev., Series 2006 R-1, (Aurora
                    Flight Sciences Corporation),
                    VRDN, 5.32%, 7/5/07 (LOC:
                    Cadence Bank N.A. and FHLB)                        3,000,000
         5,000,000  Mississippi Business Finance Corp.
                    Rev., Series 2006 R-1, (Brown
                    Bottling Group, Inc.), VRDN, 5.32%,
                    7/5/07 (LOC: Trustmark National
                    Bank and FHLB)                                     5,000,000
         7,345,000  Montebello COP, VRDN, 5.37%,
                    7/4/07 (LOC: Union Bank of
                    California N.A. and California State
                    Teacher's Retirement System)                       7,345,000
           280,000  Nebraska Investment Finance Auth.
                    Multifamily Rev., Series 2001 B,
                     (Riverbend Apartments), VRDN,
                    5.44%, 7/5/07 (LOC: LaSalle
                    Bank N.A.)                                           280,000
         1,460,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 B, (Accurate Box Co., Inc.),
                    VRDN, 5.40%, 9/4/07 (LOC:
                    Sunbank and Wells Fargo
                    Bank N.A.)                                         1,460,000
         4,820,000  New Orleans Rev., VRDN, 5.50%,
                    7/5/07 (Ambac) (SBBPA: Bank
                    One Louisiana)                                     4,820,000
         2,385,000  New York GO, Series 2000 C,
                    VRDN, 5.37%, 8/7/07 (LOC: Dexia
                    Credit Local)                                      2,385,000
         3,000,000  Ogden City Redevelopment Ageny
                    Rev., Series 2005 C1, VRDN,
                    5.47%, 7/3/07 (LOC: Bank of
                    New York)                                          3,000,000
         1,220,000  Ontario County Industrial
                    Development Agency Rev., Series
                    2005 B, (Friends of the Finger
                    Lakes Performing Arts Center, Inc.
                    Civic Facility), VRDN, 5.60%,
                    7/2/07 (LOC: Citizens Bank NA)                     1,220,000
           315,000  Ontario County Industrial
                    Development Agency Rev., Series
                    2006 B, (CHF - Finger Lakes, LLC
                    Civic Facility), VRDN, 5.37%,
                    7/5/07 (LOC: Citizens Bank N.A.)                     315,000
         1,500,000  Oregon State Facilities Auth. Rev.,
                    (Hazelden Springbrook), VRDN,
                    5.45%, 7/5/07 (LOC: Allied Irish
                    Bank plc)                                          1,500,000
         2,000,000  Osceola County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Regatta Bay Apartments), VRDN,
                    5.45%, 7/4/07 (LOC: FNMA)                          2,000,000
           100,000  Palm Beach County Florida
                    Housing Finance Auth. Rev., Series
                    2003 B, (Renaissance), VRDN,
                    5.45%, 7/4/07 (FNMA)                                 100,000
           200,000  Pasadena COP, (Los Robles Avenue
                    Parking Facilities), VRDN, 5.32%,
                    7/3/07 (LOC: Bank of New York &
                    California State Teacher's
                    Retirement System)                                   200,000
        10,000,000  Pennsylvania Housing Finance
                    Agency Single Family Mortgage
                    Rev., Series 2007-97D, VRDN,
                    5.32%, 7/5/07 (SBBPA: Dexia
                    Credit Local)                                     10,000,000
        11,835,000  Phenix City Water and Sewer Rev.
                    Warrants, Series 2004 B, VRDN,
                     5.35%, 7/5/07 (XLCA)                             11,835,000
         3,700,000  Southeast Alabama Gas District
                    Rev., (Lateral Project), VRDN,
                    5.32%, 7/5/07 (Ambac) (SBBPA:
                    AmSouth Bank of Alabama)
                    (Acquired 2/21/06,
                    Cost $3,700,000)(2)                                3,700,000
        10,860,000  Southeast Alabama Gas District
                    Rev., VRDN, 5.35%, 7/5/07 (XLCA)
                    (SBBPA: Southtrust Bank N.A.)                     10,860,000
         2,500,000  Southeast Industrial Development
                    Agency Rev., (Powers Fasteners),
                    VRDN, 5.42%, 7/5/07 (LOC: Bank
                    of New York)                                       2,500,000
         2,395,000  Southeast Industrial Development
                    Agency Rev., (Powers Fasteners,
                    Inc.), VRDN, 5.42%, 7/5/07
                    (LOC: JPMorgan Chase Bank)                         2,395,000
         2,250,000  Vermont Economic Development
                    Auth. Rev., Series 2006 D, (Wake
                    Robin Corp.), VRDN, 5.34%, 7/5/07
                    (LOC: Sovereign Bank FSB and
                    Lloyds TSB Bank plc)                               2,250,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         1,880,000  Washington Economic Development
                    Finance Auth. Rev., Series 2006 G,
                    (Wesmar Company, Inc.), VRDN,
                    5.36%, 7/5/07 (LOC: U.S.
                    Bank N.A.)                                         1,880,000
         8,000,000  Washington Economic Development
                    Finance Auth. Rev., Series 2007 B,
                    (Delta Marine Industries, Inc.),
                    VRDN, 5.38%, 7/5/07 (LOC:
                    KeyBank, N.A.)                                     8,000,000
         2,500,000  West Covina Public Financing
                    Auth. Tax Allocation Rev., Series
                    1999, (Redevelopment Agency &
                    Sub-Lien), VRDN, 5.40%, 7/5/07
                    (LOC: Allied Irish Bank plc)                       2,500,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           190,273,042
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 14.7%

        10,000,000  ABN AMRO Bank N.V., 5.35%,
                    1/16/08                                           10,000,000
        20,000,000  Barclays Bank plc (New York),
                    5.33%, 12/7/07                                    20,000,000
        10,000,000  Barclays Bank plc (New York),
                    5.35%, 12/17/07                                   10,000,000
        25,000,000  BNP Paribas (Chicago), 5.33%,
                    8/27/07                                           25,000,000
        15,000,000  Canadian Imperial Bank of
                    Commerce (New York),
                    5.375%, 10/26/07                                  14,993,675
        15,000,000  Citibank N.A., 5.30%, 7/5/07                      15,000,000
        10,000,000  Citibank N.A., 5.31%, 8/27/07                     10,000,000
         5,000,000  Citibank N.A., 5.32%, 9/14/07                      5,000,000
        15,000,000  Citizens Bank N.A., 5.33%,
                    9/17/07                                           15,000,000
        10,000,000  Depfa Bank plc (New York),
                    5.30%, 7/5/07                                     10,000,000
         8,000,000  HBOS Treasury Services plc
                    (New York), 5.28%, 9/4/07                          7,999,158
        10,000,000  Toronto Dominion Bank
                    (New York), 5.31%, 7/9/07                         10,000,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                        152,992,833
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.1%                                1,032,670,349
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 0.9%                                    9,303,625
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,041,973,974
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
XLCA = XL Capital Ltd.

(1)  The rate indicated is the yield to maturity at purchase.

(2)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2007 was $426,244,134, which represented 40.9% of total net assets.  Restricted securities considered illiquid represent 0.9% of total net assets.

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                          $1,032,670,349
                                                        ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION PROTECTION BOND FUND
JUNE 30, 2007

[american century investments logo and text logo]

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 91.5%
       $ 1,589,925  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                       $  1,529,311
         1,406,106  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)                           1,274,064
         1,691,085  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(1)                          1,624,500
           881,744  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                             1,021,791
           546,912  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                               660,483
           844,212  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                               971,900
           383,808  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                               384,168
         1,291,787  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                             1,312,780
         1,068,778  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              1,109,609
         1,009,184  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10(1)                            958,726
         1,068,786  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                              1,099,931
         1,041,310  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11(1)                          1,030,247
         1,746,015  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12(1)                          1,802,762
           763,913  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12                                741,652
           344,859  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                                351,649
           787,745  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                               755,867
           671,154  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                                645,200
           877,200  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                                842,318
         1,082,440  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(1)                          1,006,500
         1,009,670  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                               954,454
         1,041,360  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                                989,048
         1,125,784  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16                              1,113,559
           948,033  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17                               925,887
           600,000  U.S. Treasury Notes,
                    4.50%, 5/15/17                                       575,438
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        23,681,844
(Cost $24,380,810)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(2) - 6.8%
           350,000  Banc of America Commercial
                    Mortgage Inc., Series 2007-2,
                    Class A4 SEQ, 5.69%, 4/10/49                         346,513
           250,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37                                       254,807
           100,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35                                      103,844
           125,000  J.P. Morgan Chase Commercial
                    Mortgage Securities Corp.,
                    Series 2002 C1, Class A3 SEQ,
                    5.38%, 7/12/37                                       123,681
           320,000  Morgan Stanley Capital I STRIPS -
                    COUPON, Series 2007 HQ11,
                    Class A2, 5.36%, 2/12/44                             316,094
           650,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45                             630,586
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                   1,775,525
(Cost $1,792,270)                                                ---------------

COMMERCIAL PAPER - 1.2%
           209,000  UBS Finance LLC,
                    5.35%, 7/2/07(1)                                     209,000
           104,000  UBS Finance LLC,
                    5.23%, 9/7/07(1)                                     102,988
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                   311,988
(Cost $311,988)                                                  ---------------

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS & AGENCIES - 0.8%
  JPY   25,000,000  KfW, VRN, 0.46%, 8/8/07,
                    resets quarterly off the 3-month
                    JPY LIBOR minus 0.22% with
                    no caps                                              205,780
                                                                 ---------------
(Cost $206,612)

TOTAL INVESTMENT SECURITIES - 100.3%                                  25,975,137
                                                                 ---------------
(Cost $26,691,680)

OTHER ASSETS AND LIABILITIES - (0.3)%                                   (89,918)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 25,885,219
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
24  U.S. Treasury 2-Year Notes    September 2007     $4,890,750       $(3,757)
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
13  U.S. Treasury 10-Year Notes   September 2007     $1,374,141        $6,783
                                                   =============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement         Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
$  250,000        Pay quarterly a fixed rate       June 2012         $   131
                  equal to 0.53% multiplied by
                  the notional amount and receive
                  from Barclays Bank plc upon
                  each default event of Darden
                  Restaurants, Inc., par value
                  of the proportional notional
                  amount.
TOTAL RETURN
   800,000        Pay a fixed rate equal to        January 2012       13,097
                  1.13% and receive the return
                  of the U.S. CPI Urban Consumers
                  NSA Index upon the termination
                  date with Barclays Bank plc.
 1,000,000        Pay a fixed rate equal to 1.31%  April 2017         15,644
                  and receive the return of the
                  U.S. CPI Urban Consumers NSA
                  Index upon the termination date
                  with Barclays Bank plc.
                                                                   -------------
                                                                     $28,872
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
CPI = Consumer Price Index
JPY = Japanese Yen
LIBOR = London Interbank Offered Rate
NSA = Not Seasonally Adjusted
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(2) Final maturity indicated, unless otherwise noted.

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $26,844,234
                                                                 ===============
Gross tax appreciation of investments                               $       999
Gross tax depreciation of investments                                  (870,096)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $  (869,097)
                                                                 ===============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY - MASON STREET SELECT BOND FUND
JUNE 30, 2007

[american century investments logo and text logo]

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 39.3%
      $  1,763,000  FHLMC, 6.00%,
                    settlement date 8/14/07(2)                      $  1,745,095
         2,588,000  FHLMC, 6.50%,
                    settlement date 8/14/07(2)                         2,611,859
           713,220  FHLMC, 4.50%, 5/1/19                                 678,929
           308,138  FHLMC, 5.00%, 10/1/19                                298,608
           954,135  FHLMC, 5.00%, 11/1/19                                924,628
            95,281  FHLMC, 5.50%, 11/1/19                                 94,074
            70,692  FHLMC, 5.50%, 11/1/19                                 69,796
            91,324  FHLMC, 5.50%, 11/1/19                                 90,166
           130,383  FHLMC, 5.50%, 11/1/19                                128,731
            93,887  FHLMC, 5.50%, 11/1/19                                 92,698
            80,862  FHLMC, 5.50%, 12/1/19                                 79,837
            29,620  FHLMC, 5.00%, 2/1/20                                  28,652
            61,205  FHLMC, 5.00%, 2/1/20                                  59,205
           143,931  FHLMC, 5.50%, 3/1/20                                 141,896
           356,157  FHLMC, 5.50%, 3/1/20                                 351,120
           173,732  FHLMC, 5.50%, 3/1/20                                 171,275
            36,618  FHLMC, 5.00%, 5/1/20                                  35,421
           199,367  FHLMC, 5.00%, 5/1/20                                 192,853
            92,443  FHLMC, 5.00%, 5/1/20                                  89,422
           141,548  FHLMC, 4.00%, 10/1/20                                131,178
           548,378  FHLMC, 5.50%, 6/1/35                                 530,219
         2,079,071  FHLMC, 5.00%, 11/1/35                              1,954,263
         2,136,104  FHLMC, 5.00%, 12/1/35(3)                           2,007,873
         2,044,857  FHLMC, 5.50%, 12/1/36                              1,973,545
         3,581,000  FNMA, 6.00%,
                    settlement date 7/12/07(2)                         3,542,393
           313,349  FNMA, 5.32%, 4/1/14                                  308,033
           482,003  FNMA, 5.17%, 1/1/16                                  469,209
         1,146,365  FNMA, 5.29%, 4/1/16                                1,126,302
           253,000  FNMA, 5.38%, 1/1/17                                  252,711
           147,422  FNMA, 4.00%, 6/1/19                                  136,844
         1,106,292  FNMA, 4.50%, 6/1/19                                1,052,896
           933,311  FNMA, 4.50%, 8/1/19                                  888,264
           102,992  FNMA, 6.00%, 10/1/19                                 103,522
           120,456  FNMA, 4.50%, 12/1/19                                 114,642
           196,998  FNMA, 5.00%, 3/1/20                                  190,897
           188,233  FNMA, 5.00%, 3/1/20                                  182,070
           163,740  FNMA, 5.00%, 4/1/20                                  158,379
           222,133  FNMA, 5.00%, 5/1/20                                  214,860
            49,006  FNMA, 5.00%, 5/1/20                                   47,402
           398,622  FNMA, 5.00%, 5/1/20                                  385,572
           563,688  FNMA, 4.50%, 7/1/20                                  535,304
           466,848  FNMA, 5.50%, 9/1/34                                  452,069
           831,473  FNMA, 6.00%, 10/1/34                                 825,505
         1,545,065  FNMA, 5.00%, 11/1/34                               1,454,043
           593,731  FNMA, 6.00%, 11/1/34                                 589,469
            59,204  FNMA, 5.50%, 3/1/35                                   57,255
           370,997  FNMA, 5.50%, 3/1/35                                  358,786
           314,185  FNMA, 5.50%, 3/1/35                                  303,844
            52,705  FNMA, 5.50%, 3/1/35                                   50,970
            97,123  FNMA, 5.50%, 3/1/35                                   93,927
           440,848  FNMA, 5.00%, 4/1/35                                  414,265
            59,341  FNMA, 6.00%, 5/1/35                                   58,817
            10,423  FNMA, 6.00%, 6/1/35                                   10,331
            49,289  FNMA, 6.00%, 6/1/35                                   48,854
         1,464,392  FNMA, 5.00%, 7/1/35                                1,376,090
           277,496  FNMA, 5.50%, 7/1/35                                  268,363

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           289,268  FNMA, 6.00%, 7/1/35                                  286,715
           461,441  FNMA, 5.50%, 8/1/35                                  446,254
           183,890  FNMA, 6.00%, 8/1/35                                  182,267
           131,884  FNMA, 5.50%, 9/1/35                                  127,543
           317,348  FNMA, 5.50%, 9/1/35                                  306,903
           618,355  FNMA, 5.50%, 9/1/35                                  598,004
           543,389  FNMA, 5.50%, 9/1/35                                  525,505
           324,991  FNMA, 5.50%, 9/1/35                                  314,295
           504,100  FNMA, 5.00%, 10/1/35                                 473,703
         1,280,920  FNMA, 5.50%, 10/1/35                               1,238,763
           219,360  FNMA, 6.00%, 10/1/35                                 217,424
         1,897,320  FNMA, 5.50%, 11/1/35                               1,834,875
           481,682  FNMA, 5.50%, 11/1/35                                 465,829
           125,101  FNMA, 6.50%, 11/1/35                                 126,463
           276,141  FNMA, 6.50%, 11/1/35                                 279,146
           752,598  FNMA, 6.50%, 12/1/35                                 760,789
           224,196  FNMA, 6.50%, 4/1/36                                  226,411
           524,580  FNMA, 6.00%, 9/1/36                                  519,342
           132,591  FNMA, 5.50%, 12/1/36                                 127,965
           224,226  FNMA, 5.50%, 12/1/36                                 216,404
           196,028  FNMA, 5.50%, 1/1/37                                  189,098
           161,527  FNMA, 5.50%, 2/1/37                                  155,892
           131,725  GNMA, 5.50%, 2/15/32                                 128,155
           210,146  GNMA, 5.50%, 2/15/32                                 204,450
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            40,505,426
(Cost $41,558,200)                                               ---------------

CORPORATE BONDS - 35.7%
AEROSPACE & DEFENSE - 2.0%
           315,000  BAE Systems Holdings Inc.,
                    4.75%, 8/15/10 (Acquired
                    3/21/06, Cost $305,566)(4)                           308,241
           313,000  Boeing Capital Corp.,
                    4.75%, 8/25/08                                       310,936
           316,000  General Dynamics Corp.,
                    3.00%, 5/15/08                                       309,714
           109,000  General Dynamics Corp.,
                    4.25%, 5/15/13                                       102,207
            65,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                        62,586
           370,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     351,500
            75,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                         75,043
           462,000  Raytheon Company,
                    5.50%, 11/15/12                                      460,752
            50,000  United Technologies Corp.,
                    6.35%, 3/1/11                                         51,492
                                                                 ---------------
                                                                       2,032,471
                                                                 ---------------
AUTO COMPONENTS - 0.2%
           134,000  Johnson Controls, Inc.,
                    5.50%, 1/15/16                                       129,966
            63,000  Johnson Controls, Inc.,
                    6.00%, 1/15/36                                        59,517
                                                                 ---------------
                                                                         189,483
                                                                 ---------------

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
AUTOMOBILES - 0.4%
           315,000  DaimlerChrysler N.A.
                    Holding Corp., 5.75%, 5/18/09                        315,960
            25,000  DaimlerChrysler N.A.
                    Holding Corp., 8.50%, 1/18/31                         31,683
                                                                 ---------------
                                                                         347,643
                                                                 ---------------
BEVERAGES - 0.8%
            45,000  Anheuser-Busch Companies, Inc.,
                    4.375%, 1/15/13                                       42,137
            15,000  Anheuser-Busch Companies, Inc.,
                    5.95%, 1/15/33                                        14,165
            55,000  Anheuser-Busch Companies, Inc.,
                    5.75%, 4/1/36                                         50,693
           160,000  Constellation Brands Inc.,
                    7.25%, 9/1/16                                        156,800
           103,000  Fortune Brands Inc.,
                    5.375%, 1/15/16                                       95,789
            95,000  PepsiAmericas, Inc.,
                    4.875%, 1/15/15                                       89,521
            95,000  PepsiCo, Inc., 5.15%, 5/15/12                         93,932
           285,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $284,798)(4)                                    290,068
                                                                 ---------------
                                                                         833,105
                                                                 ---------------
CAPITAL MARKETS - 1.7%
            15,000  Credit Suisse Group Finance
                    (Guernsey) Ltd., VRN, 5.86%,
                    11/15/07, resets quarterly off
                    the 3-month LIBOR plus 1.69%
                    with no caps                                          14,479
           402,000  Goldman Sachs Group, Inc. (The),
                    5.15%, 1/15/14                                       386,810
           195,000  Goldman Sachs Group, Inc. (The),
                    5.625%, 1/15/17                                      187,229
           200,000  Lehman Brothers Holdings Inc.,
                    5.75%, 1/3/17                                        194,650
           110,000  Lehman Brothers Holdings Inc.,
                    5.875%, 11/15/17                                     108,561
            50,000  Mellon Bank N.A., 5.45%, 4/1/16                       48,824
           205,000  Merrill Lynch & Co. Inc.,
                    5.70%, 5/2/17                                        197,763
            20,000  Merrill Lynch & Co., Inc.,
                    6.22%, 9/15/26                                        19,540
           181,000  Morgan Stanley,
                    5.375%, 10/15/15                                     173,588
            25,000  Morgan Stanley, 5.45%, 1/9/17                         23,714
           110,000  Morgan Stanley, 6.25%, 8/9/26                        109,876
            80,000  Northern Trust Corp.,
                    5.30%, 8/29/11                                        79,740
           250,000  State Street Bank & Trust Co.,
                    5.30%, 1/15/16                                       243,233
                                                                 ---------------
                                                                       1,788,007
                                                                 ---------------
COMMERCIAL BANKS - 2.3%
           186,000  Bank of New York Co. Inc. (The),
                    4.95%, 1/14/11                                       183,335
           422,000  Bank One Corp., 5.25%, 1/30/13                       413,706
           155,000  Barclays Bank plc, 5.93%,
                    12/15/49 (Acquired 9/21/06-
                    6/13/07, Cost $155,230)(4)                           150,066
            67,000  BB&T Corp., 4.90%, 6/30/17                            61,735
            94,000  Deutsche Bank Capital Funding
                    Trust VII, VRN, 5.63%, 7/19/07
                    (Acquired 5/9/06-6/13/07,
                    Cost $88,929)(4)                                      89,645
           250,000  M&I Marshall & Ilsley Bank,
                    5.15%, 2/22/12                                       246,538
           255,000  National Australia Bank Ltd.,
                    4.80%, 4/6/10 (Acquired 3/30/05,
                    Cost $254,709)(4)                                    251,453
            60,000  PNC Funding Corp.,
                    5.625%, 2/1/17                                        58,885
            75,000  U.S. Bank N.A., 4.80%, 4/15/15                        70,322
            93,000  UnionBanCal Corp.,
                    5.25%, 12/16/13                                       90,578
            75,000  Wachovia Corp., 5.75%, 6/15/17                        74,134
           380,000  Wachovia Corp., 5.35%, 3/15/11                       378,333

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            25,000  Wells Fargo Bank N.A.,
                    5.75%, 5/16/16                                        25,000
           279,000  Zions Bancorporation,
                    5.50%, 11/16/15                                      268,593
                                                                 ---------------
                                                                       2,362,323
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(5)
            35,000  Cisco Systems Inc.,
                    5.50%, 2/22/16                                        34,211
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
            70,000  Seagate Technology HDD
                    Holdings, 6.80%, 10/1/16                              67,550
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
            75,000  CRH America Inc.,
                    6.00%, 9/30/16                                        74,286
                                                                 ---------------
CONSUMER FINANCE - 0.3%
           285,000  SLM Corporation, 5.45%, 4/25/11                      264,111
            45,000  SLM Corporation,
                    5.375%, 5/15/14                                       38,615
                                                                 ---------------
                                                                         302,726
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.3%
           215,000  BA Covered Bond Issuer, 5.50%,
                    6/14/12 (Acquired 6/7/07,
                    Cost $214,787)(4)                                    215,710
           125,000  Bank of America Corp.,
                    5.625%, 10/14/16                                     123,272
           335,000  Bank of America Corp.,
                    5.42%, 3/15/17                                       321,747
            20,000  Capmark Financial Group Inc.,
                    6.30%, 5/10/17 (Acquired 5/3/07,
                    Cost $19,968)(4)                                      19,717
           375,000  Citigroup Inc., 5.50%, 2/15/17                       363,862
           195,000  GMAC LLC, 6.00%, 12/15/11                            185,564
           425,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                     412,921
           276,000  International Lease Finance Corp.,
                    4.75%, 1/13/12                                       265,856
           197,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       194,887
            45,000  John Deere Capital Corp.,
                    5.50%, 4/13/17                                        43,933
            40,000  JPMorgan Chase & Co,
                    6.125%, 6/27/17                                       40,386
           195,000  JPMorgan Chase Bank N.A.,
                    5.875%, 6/13/16                                      195,663
                                                                 ---------------
                                                                       2,383,518
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.0%
           159,000  AT&T Corp., 7.30%, 11/15/11                          169,411
           224,000  AT&T Corp., 8.00%, 11/15/31                          267,024
            45,000  British Telecommunications plc,
                    9.125%, 12/15/30                                      59,060
            85,000  Deutsche Telekom International
                    Finance BV, 5.75%, 3/23/16                            83,059
           105,000  Embarq Corp., 6.74%, 6/1/13                          107,132
           115,000  Embarq Corp., 7.08%, 6/1/16                          115,833
            25,000  Embarq Corp., 8.00%, 3/1/36                           25,444
           125,000  France Telecom SA,
                    8.50%, 3/1/31                                        157,514
           210,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      228,996
           100,000  Sprint Capital Corp.,
                    6.90%, 5/1/19                                         99,191
            62,000  Sprint Capital Corp.,
                    8.75%, 3/15/32                                        69,822
           146,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       140,436
           175,000  Telecom Italia Capital SA,
                    6.20%, 7/18/11                                       177,325
           140,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       136,627

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            45,000  Verizon Communications Inc.,
                    5.50%, 4/1/17                                         43,450
           175,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35                                       161,038
                                                                 ---------------
                                                                       2,041,362
                                                                 ---------------
ELECTRIC UTILITIES - 4.8%
            60,000  Carolina Power & Light Co.,
                    6.50%, 7/15/12                                        62,270
            35,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                         33,615
           634,000  DTE Energy Co., 7.05%, 6/1/11                        662,983
           148,000  Duquesne Light Holdings, Inc.,
                    5.50%, 8/15/15                                       138,241
           153,000  Entergy Mississippi Inc.,
                    6.25%, 4/1/34                                        145,167
           100,000  Florida Power & Light Co.,
                    5.625%, 4/1/34                                        94,040
           469,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        456,444
           418,000  FPL Group Capital Inc.,
                    5.55%, 2/16/08                                       417,812
           339,000  Indiana Michigan Power Co.,
                    5.05%, 11/15/14                                      318,499
           166,476  Kiowa Power Partners LLC,
                    4.81%, 12/30/13 (Acquired
                    11/19/04, Cost $162,531)(4)                          160,451
           123,000  Kiowa Power Partners LLC,
                    5.74%, 3/30/21 (Acquired
                    11/19/04, Cost $123,000)(4)                          118,366
            30,000  MidAmerican Energy Holdings Co.,
                    5.95%, 5/15/37 (Acquired
                    5/8/07-5/18/07, Cost $29,609)(4)                      28,369
            80,000  Monongahela Power Co., 5.70%,
                    3/15/17 (Acquired 9/13/06,
                    Cost $79,708)(4)                                      78,477
           272,000  Nevada Power Co.,
                    5.875%, 1/15/15                                      267,064
            90,000  Nevada Power Co.,
                    6.50%, 5/18/18                                        91,383
           160,000  Oncor Electric Delivery Co.,
                    6.375%, 1/15/15                                      162,524
           110,000  Oncor Electric Delivery Co.,
                    7.00%, 9/1/22                                        115,152
           371,000  PacifiCorp, 5.45%, 9/15/13                           365,992
            75,000  PacifiCorp, 5.75%, 4/1/37                             70,550
           373,000  PPL Electric Utilities Corp.,
                    4.30%, 6/1/13                                        342,535
            40,000  PPL Energy Supply LLC,
                    6.00%, 12/15/36                                       36,145
            45,000  Sierra Pacific Power Co.,
                    6.75%, 7/1/37                                         45,906
           235,000  Southern California Edison Co.,
                    5.00%, 1/15/16                                       222,336
            30,000  Southern California Edison Co.,
                    5.55%, 1/15/37                                        27,799
            25,000  Tampa Electric Co.,
                    6.15%, 5/15/37                                        24,306
           245,000  Toledo Edison Co.,
                    6.15%, 5/15/37                                       230,432
           210,000  Virginia Electric and Power Co.,
                    6.00%, 5/15/37                                       201,332
                                                                 ---------------
                                                                       4,918,190
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
           268,000  Consolidated Natural Gas Co.,
                    5.00%, 12/1/14                                       253,528
            10,000  Southern Natural Gas Co., 5.90%,
                    4/1/17 (Acquired 3/14/07,
                    Cost $9,983)(4)                                        9,722
                                                                 ---------------
                                                                         263,250
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
            20,000  Costco Wholesale Corp.,
                    5.30%, 3/15/12                                        19,871
            65,000  Costco Wholesale Corp.,
                    5.50%, 3/15/17                                        63,490
           113,000  CVS Corp., 4.875%, 9/15/14                           105,475
            80,000  CVS Corp., 6.125%, 8/15/16                            79,444
            20,000  Delhaize Group, 6.50%, 6/15/17
                    (Acquired 6/18/07,
                    Cost $19,931)(4)                                      20,115
            35,000  Kroger Co. (The), 7.00%, 5/1/18                       35,944

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            10,000  Kroger Co. (The),
                    6.80%, 12/15/18                                       10,154
            35,000  Wal-Mart Stores, Inc.,
                    5.375%, 4/5/17                                        34,056
            85,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                        82,386
                                                                 ---------------
                                                                         450,935
                                                                 ---------------
FOOD PRODUCTS - 0.6%
            85,000  General Mills, Inc.,
                    5.70%, 2/15/17                                        82,999
           473,000  Kellogg Co., 6.60%, 4/1/11                           489,421
            68,000  Kraft Foods Inc., 6.25%, 6/1/12                       69,184
            25,000  Kraft Foods Inc., 5.25%, 10/1/13                      24,071
                                                                 ---------------
                                                                         665,675
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
            40,000  Harrah's Operating Co. Inc.,
                    5.75%, 10/1/17                                        32,058
           170,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       171,576
                                                                 ---------------
                                                                         203,634
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
            45,000  Centex Corp., 7.875%, 2/1/11                          47,258
            95,000  Centex Corp., 5.45%, 8/15/12                          90,743
            15,000  D.R. Horton, Inc., 7.875%, 8/15/11                    15,566
            65,000  D.R. Horton, Inc., 5.375%, 6/15/12                    61,046
           145,000  KB Home, 7.75%, 2/1/10                               145,000
           130,000  Lennar Corp., 5.95%, 10/17/11                        128,276
                                                                 ---------------
                                                                         487,889
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.1%
           399,000  Clorox Company, 4.20%, 1/15/10                       386,824
           745,000  Gillette Company (The),
                    2.50%, 6/1/08                                        725,396
            55,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                         51,910
                                                                 ---------------
                                                                       1,164,130
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           110,000  Siemens
                    Financieringsmaatschappij N.V.,
                    5.75%, 10/17/16 (Acquired
                    8/9/06, Cost $109,721)(4)                            108,668
                                                                 ---------------
INSURANCE - 1.2%
           745,000  Berkley (W.R.) Corp.,
                    9.875%, 5/15/08                                      767,969
           373,000  Berkshire Hathaway
                    Finance Corp., 3.40%, 7/2/07                         373,000
            25,000  Progressive Corp. (The), VRN,
                    6.70%, 12/15/07, resets quarterly
                    off the 3-month LIBOR plus
                    2.02% with no caps                                    24,891
            20,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                        19,431
                                                                 ---------------
                                                                       1,185,291
                                                                 ---------------
MEDIA - 1.8%
           180,000  Clear Channel Communications,
                    Inc., 6.25%, 3/15/11                                 173,362

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           250,000  Comcast Corp., 5.875%, 2/15/18                       242,599
            65,000  News America Inc.,
                    6.40%, 12/15/35                                       62,097
            10,000  News America Inc., 6.15%,
                    3/1/37 (Acquired 6/21/07,
                    Cost $9,095)(4)                                        9,248
           285,000  Rogers Cable Inc.,
                    5.50%, 3/15/14                                       276,752
            20,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                        20,216
           125,000  TCI Communications, Inc.,
                    8.75%, 8/1/15                                        144,765
            20,000  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $19,871)(4)                                      19,392
           600,000  Time Warner Entertainment Co.
                    L.P., 7.25%, 9/1/08                                  611,143
           105,000  Time Warner Entertainment Co.
                    L.P., 8.375%, 3/15/23                                120,810
            30,000  Time Warner Inc.,
                    6.625%, 5/15/29                                       29,211
            90,000  Viacom Inc., 5.75%, 4/30/11                           89,946
            55,000  Viacom Inc., 6.625%, 5/15/11                          56,501
                                                                 ---------------
                                                                       1,856,042
                                                                 ---------------
METALS & MINING - 0.2%
           100,000  Alcoa Inc., 5.72%, 2/23/19                            94,982
            85,000  Alcoa Inc., 5.90%, 2/1/27                             79,348
                                                                 ---------------
                                                                         174,330
                                                                 ---------------
MULTI-UTILITIES - 2.5%
            15,000  AmerenUE, 6.40%, 6/15/17                              15,331
            25,000  CenterPoint Energy Houston
                    Electric LLC, 5.70%, 3/15/13                          24,890
            30,000  CenterPoint Energy Houston
                    Electric LLC, 6.95%, 3/15/33                          32,310
           313,000  CenterPoint Energy Transition
                    Bond Co. II, LLC, 5.17%, 8/1/19                      304,178
           110,000  CMS Energy Corp.,
                    6.875%, 12/15/15                                     111,989
            25,000  Consolidated Edison Co. of
                    New York, Inc., Series 2005 C,
                    5.375%, 12/15/15                                      24,281
            55,000  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C
                    5.50%, 9/15/16                                        53,679
           834,000  Consumers Energy Co.,
                    4.80%, 2/17/09                                       824,215
            80,000  NiSource Finance Corp.,
                    5.40%, 7/15/14                                        77,019
            25,000  Northern States Power Co.,
                    5.25%, 10/1/18                                        23,500
           110,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        106,902
            20,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                         18,719
           115,000  Public Service Co. of Colorado,
                    5.50%, 4/1/14                                        113,338
           224,000  Public Service Electric & Gas Co.,
                    5.00%, 1/1/13                                        216,850
           145,000  Public Service Electric & Gas Co.,
                    5.70%, 12/1/36                                       136,580
           313,000  Puget Sound Energy, Inc.,
                    3.36%, 6/1/08                                        307,049
            50,000  Puget Sound Energy, Inc.,
                    6.27%, 3/15/37                                        49,437
            65,000  Tampa Electric Co.,
                    6.55%, 5/15/36                                        66,634
            85,000  XCEL Energy Inc., 6.50%, 7/1/36                       86,249
                                                                 ---------------
                                                                       2,593,150
                                                                 ---------------
MULTILINE RETAIL - 1.3%
           302,000  Federated Department
                    Stores, Inc., 6.30%, 4/1/09                          305,028
            55,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12                                        54,090
            50,000  Federated Retail Holdings, Inc.,
                    5.90%, 12/1/16                                        48,818
            63,000  J.C. Penney Corp., Inc.,
                    6.875%, 10/15/15                                      65,198
            30,000  J.C. Penney Corp., Inc.,
                    7.95%, 4/1/17                                         33,316
            10,000  J.C. Penney Corp., Inc.,
                    5.75%, 2/15/18                                         9,673
            20,000  J.C. Penney Corp., Inc.,
                    6.375%, 10/15/36                                      19,107

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            15,000  Macy's Retail Holdings Inc.,
                    7.00%, 2/15/28                                        14,561
             5,000  May Department Stores Co. (The),
                    6.65%, 7/15/24                                         4,707
           644,000  Target Corp., 5.40%, 10/1/08                         643,329
           135,000  Target Corp., 5.375%, 5/1/17                         129,421
                                                                 ---------------
                                                                       1,327,248
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.1%
            35,000  Amerada Hess Corp.,
                    7.125%, 3/15/33                                       36,918
           115,000  Anadarko Finance Co.,
                    7.50%, 5/1/31                                        123,916
            75,000  Anadarko Petroleum Corp.,
                    5.95%, 9/15/16                                        73,359
            40,000  Anadarko Petroleum Corp.,
                    6.45%, 9/15/36                                        38,596
            20,000  Apache Corp., 5.625%, 1/15/17                         19,568
            25,000  Apache Corp., 6.00%, 1/15/37                          23,919
            35,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                        33,921
            30,000  Canadian Natural Resources Ltd.,
                    6.50%, 2/15/37                                        29,540
            35,000  Canadian Natural Resources Ltd.,
                    6.25%, 3/15/38                                        33,226
           475,000  Conoco Funding Co.,
                    6.35%, 10/15/11                                      490,245
            35,000  ConocoPhillips Canada
                    Funding Co. I, 5.625%, 10/15/16                       34,500
            25,000  Devon Energy Corp.,
                    7.95%, 4/15/32                                        29,309
           105,000  EnCana Holdings Finance Corp.,
                    5.80%, 5/1/14                                        104,640
           125,000  Kinder Morgan Energy Partners
                    L.P., 7.30%, 8/15/33                                 130,922
           300,000  Kinder Morgan Finance Co., ULC,
                    5.35%, 1/5/11                                        293,695
           138,000  Nexen Inc., 5.875%, 3/10/35                          124,244
           330,000  Pemex Project Funding Master
                    Trust, 5.75%, 12/15/15                               324,142
           125,000  Petro-Canada, 5.95%, 5/15/35                         115,469
           210,000  Pioneer Natural Resources Co.,
                    6.875%, 5/1/18                                       200,144
            35,000  Suncor Energy Inc.,
                    6.50%, 6/15/38                                        35,288
            75,000  Sunoco Inc., 5.75%, 1/15/17                           72,414
           257,000  Talisman Energy Inc.,
                    5.85%, 2/1/37                                        227,589
           220,000  Tesoro Corp., 6.25%, 11/1/12                         219,450
           200,000  Tesoro Corp., 6.50%, 6/1/17
                    (Acquired 5/23/07,
                    Cost $200,000)(4)                                    196,500
            20,000  Valero Energy Corp.,
                    6.125%, 6/15/17                                       19,972
           115,000  Valero Energy Corp.,
                    6.625%, 6/15/37                                      114,841
            30,000  XTO Energy Inc., 5.30%, 6/30/15                       28,673
                                                                 ---------------
                                                                       3,175,000
                                                                 ---------------
PAPER & FOREST PRODUCTS(5)
            20,000  Weyerhaeuser Co.,
                    7.375%, 3/15/32                                       20,347
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           186,000  Abbott Laboratories,
                    3.75%, 3/15/11                                       175,407
            65,000  Wyeth, 5.95%, 4/1/37                                  62,330
                                                                 ---------------
                                                                         237,737
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.6%
           104,000  Archstone-Smith Operating Trust,
                    5.25%, 12/1/10                                       103,043
            50,000  AvalonBay Communities Inc.,
                    5.50%, 1/15/12                                        49,765
            35,000  BRE Properties, Inc.,
                    5.50%, 3/15/17                                        33,712
           231,000  Developers Diversified
                    Realty Corp., 5.375%, 10/15/12                       226,623
            80,000  Duke Realty L.P., 5.95%, 2/15/17                      79,835
            35,000  Health Care Property
                    Investors, Inc., 6.00%, 1/30/17                       34,329

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           242,000  iStar Financial Inc., 5.15%, 3/1/12                  233,113
           241,000  ProLogis, 5.50%, 3/1/13                              238,495
           150,000  ProLogis, 5.75%, 4/1/16                              148,204
           255,000  Simon Property Group L.P.,
                    5.375%, 6/1/11                                       253,307
            85,000  Simon Property Group L.P.,
                    5.60%, 9/1/11                                         85,040
           190,000  Simon Property Group L.P.,
                    6.10%, 5/1/16                                        192,631
                                                                 ---------------
                                                                       1,678,097
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.6%
            35,000  Colonial Realty L.P.,
                    6.05%, 9/1/16                                         34,864
            91,000  ERP Operating L.P.,
                    5.25%, 9/15/14                                        87,800
           440,000  Rouse Co. L.P./TRC Co-Issuer Inc.,
                    6.75%, 5/1/13 (Acquired 5/2/06,
                    Cost $438,627)(4)                                    441,810
                                                                 ---------------
                                                                         564,474
                                                                 ---------------
ROAD & RAIL - 1.4%
           471,000  Burlington Northern
                    Santa Fe Corp., 6.125%, 3/15/09                      476,168
            35,000  Burlington Northern
                    Santa Fe Corp., 6.15%, 5/1/37                         34,131
            25,000  Canadian Pacific Railway Co.,
                    5.95%, 5/15/37                                        23,577
            70,000  CSX Corp., 6.15%, 5/1/37                              67,449
            98,000  Union Pacific Corp.,
                    3.875%, 2/15/09                                       95,800
           671,000  Union Pacific Corp.,
                    7.375%, 9/15/09                                      700,553
            90,000  Union Pacific Corp.,
                    5.65%, 5/1/17                                         87,643
                                                                 ---------------
                                                                       1,485,321
                                                                 ---------------
SPECIALTY RETAIL - 0.4%
           490,000  Home Depot, Inc. (The),
                    5.875%, 12/16/36                                     438,020
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.4%
            55,000  Countrywide Financial Corp.,
                    5.80%, 6/7/12                                         54,670
            90,000  Residential Capital Corp.,
                    6.00%, 2/22/11                                        87,157
           280,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       270,962
                                                                 ---------------
                                                                         412,789
                                                                 ---------------
TOBACCO - 0.2%
           190,000  Reynolds American Inc.,
                    7.625%, 6/1/16                                       202,120
            20,000  Reynolds American Inc.,
                    6.75%, 6/15/17                                        20,243
            20,000  Reynolds American Inc.,
                    7.25%, 6/15/37                                        20,380
                                                                 ---------------
                                                                         242,743
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.6%
           160,000  Cingular Wireless LLC,
                    7.125%, 12/15/31                                     170,968

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           125,000  Rogers Wireless Inc.,
                    6.375%, 3/1/14                                       126,504
           350,000  Vodafone Group plc,
                    5.50%, 6/15/11                                       347,484
                                                                 ---------------
                                                                         644,956
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 36,754,601
(Cost $37,578,385)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 11.1%
        10,503,447  Asset Securitization Corp., Series
                    1997 D5, Class PS1, STRIPS -
                    COUPON, VRN, 1.44%, 7/11/07                          357,957
           563,000  Banc of America Mortgage
                    Securities, Series 2004 G,
                    Class 2A6, 4.66%, 8/25/34                            555,131
         1,417,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2004-4,
                    Class A6, 3.51%, 6/25/34                           1,389,690
           164,875  Capital One Auto Finance Trust,
                    Series 2006 A, Class A2 SEQ,
                    5.31%, 5/15/09                                       165,050
           361,226  Chase Manhattan Auto Owner
                    Trust, Series 2004 A, Class A4
                    SEQ, 2.83%, 9/15/10                                  356,730
           393,666  Chase Manhattan Auto Owner
                    Trust, Series 2005 A, Class A3
                    SEQ, 3.87%, 6/15/09                                  390,839
           447,000  Criimi Mae Commercial Mortgage
                    Trust, Series 1998 C1, Class B,
                    7.00%, 6/2/33 (Acquired 3/9/99,
                    Cost $354,178)(4)                                    451,789
        11,276,304  DLJ Commercial Mortgage Corp.,
                    Series 1998 CF1, Class S,
                    STRIPS - COUPON, VRN,
                    0.77%, 7/1/07                                        136,883
         7,379,646  DLJ Mortgage Acceptance Corp.,
                    Series 1997 CF2, Class S,
                    STRIPS - COUPON, VRN, 0.61%,
                    7/1/07 (Acquired 1/22/98-
                    2/25/98, Cost $199,696)(4)                           100,378
           263,289  FHLMC, Series 3065, Class TN,
                    4.50%, 10/15/33                                      251,819
           981,893  FHLMC, Series K001, Class A2,
                    5.65%, 4/25/16                                       984,657
           459,203  First Horizon Alternative Mortgage
                    Securities, Series 2004 FA1,
                    Class 1A1 SEQ, 6.25%, 10/25/34                       461,798
           278,000  First Union-Lehman Brothers
                    Commercial Mortgage Trust II,
                    Series 1997 C2, Class B,
                    6.79%, 11/18/29                                      279,404
         1,254,000  FNMA, Alternative Credit
                    Enhancement Structures,
                    Series 2006 M1, Class C SEQ,
                    5.36%, 3/1/36                                      1,235,963
           651,208  FNMA, Final Maturity Amortizing
                    Notes, Series 2004-1, Class 1,
                    4.45%, 8/25/12                                       624,821
           877,614  FNMA, Series 2002 W4, Class A4
                    SEQ, 6.25%, 5/25/42                                  882,954
           269,562  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 7/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/15/06,
                    Cost $269,561)(4)                                    269,854
           409,511  Merrill Lynch Alternative Note
                    Asset, Series 2007 A1, Class A2A,
                    VRN, 5.39%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.07% with no caps                              409,688
           761,568  Midland Realty Acceptance Corp.,
                    Series 1996 C2, Class AEC,
                    STRIPS - COUPON, VRN, 1.33%,
                    7/1/07 (Acquired 11/26/97,
                    Cost $60,143)(4)                                         529
           298,000  RMF Commercial Mortgage
                    Pass-Through Certificates,
                    Series 1997-1, Class F, 7.47%,
                    1/15/19 (Acquired 11/24/97,
                    Cost $291,617)(4)                                    190,249
           394,571  TBW Mortgage Backed
                    Pass-Through Certificates,
                    Series 2007-1, Class A1, VRN,
                    5.41%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps                                   394,908

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           479,352  Washington Mutual Asset
                    Securities Corp., Series 2003 C1A,
                    Class A SEQ, 3.83%, 1/25/35
                    (Acquired 2/3/06,
                    Cost $464,354)(4)                                    463,955
           282,000  Washington Mutual, Inc.,
                    Series 2003 AR10, Class A6,
                    4.08%, 10/25/33                                      277,970
           829,000  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 N,
                    Class A6, 4.00%, 8/25/34                             807,917
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  11,440,933
(Cost $11,569,764)                                               ---------------

U.S. TREASURY SECURITIES - 5.2%
         1,239,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36                                     1,122,264
         1,740,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37                                     1,641,175
            75,000  U.S. Treasury Inflation Indexed
                    Notes, 4.75%, 11/15/08                                74,783
           500,000  U.S. Treasury Notes,
                    4.50%, 4/30/12                                       490,860
           860,000  U.S. Treasury Notes,
                    4.75%, 5/31/12                                       853,551
         1,180,000  U.S. Treasury Notes,
                    4.50%, 5/15/17                                     1,131,694
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         5,314,327
(Cost $5,382,204)                                                ---------------

COMMERCIAL PAPER(6) - 4.5%
         2,000,000  Ciesco LLC, 5.28%, 8/16/07(3)                      1,986,850
         2,000,000  Sheffield Receivables,
                    5.27%, 7/5/07(3)                                   1,999,100
           600,000  UBS Finance LLC, 5.35%, 7/2/07                       600,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 4,585,950
(Cost $4,585,246)                                                ---------------

ASSET-BACKED SECURITIES(1) - 5.9%
         2,242,000  AEP Texas Central Transition
                    Funding II LLC, Series 2006
                    A-5, 5.31%, 6/14/19(3)                             2,135,713
           393,865  Banc of America Funding Corp.,
                    Series 2007-1, Class TA1A, VRN,
                    5.38%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   394,048
           442,728  Banc of America Funding Corp.,
                    Series 2007-4, Class TA1A SEQ,
                    VRN, 5.41%, 5/31/37, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps                              442,727
           190,478  Honda Auto Receivables Owner
                    Trust, Series 2005-1, Class A3
                    SEQ, 3.53%, 10/21/08                                 190,084
           214,788  Massachusetts RRB Special
                    Purpose Trust WMECO-1, Series
                    2001-1, Class A, 6.53%, 6/1/15                       221,948
           171,843  Mid-State Trust, Series 1997-6,
                    Class A3 SEQ, 7.54%, 7/1/35                          181,400
           491,213  Wachovia Auto Loan Owner Trust,
                    Series 2006-2A, Class A2 SEQ,
                    5.35%, 5/20/10 (Acquired
                    10/27/06, Cost $491,578)(4)                          491,484
           321,751  WFS Financial Owner Trust,
                    Series 2003-3, Class A4 SEQ,
                    3.25%, 5/20/11                                       321,037

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,748,911  World Omni Auto Receivables
                    Trust, Series 2006 A, Class A3
                    SEQ, 5.01%, 10/15/10(3)                            1,746,200
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          6,124,641
(Cost $6,233,494)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.1%
           559,000  Housing Urban Development,
                    6.08%, 8/1/13                                        571,449
           745,000  TVA STRIPS - PRINCIPAL, VRN,
                    0.00%, 4/15/12(7)                                    597,915
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                1,169,364
(Cost $1,196,998)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.7%
           489,219  Overseas Private Investment
                    Corp., 4.10%, 11/15/14                               464,350
           260,000  United Mexican States,
                    5.625%, 1/15/17                                      255,190
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   719,540
(Cost $745,527)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.5%
           500,000  FNMA Discount Notes,
                    5.25%, 9/24/07(6)                                    494,079
                                                                 ---------------
(Cost $493,979)

TOTAL INVESTMENT SECURITIES - 104.0%                                 107,108,861
                                                                 ---------------
(Cost $109,343,797)

OTHER ASSETS AND LIABILITIES - (4.0)%                                (4,082,043)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $103,026,818
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
8 U.S. Treasury 10-Year Notes   September 2007       $845,625         $(6,275)
                                                  ==============================

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2007 was $4,484,256, which represented 4.4% of total net assets.
(5) Industry is less than 0.05% of total net assets.
(6) The rate indicated is the yield to maturity at purchase.
(7) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    June 30, 2007.

SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $109,457,814
                                                                 ===============
Gross tax appreciation of investments                              $    220,238
Gross tax depreciation of investments                                (2,569,191)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (2,348,953)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY - MASON STREET HIGH-YIELD BOND FUND
JUNE 30, 2007

[american century investments logo and text logo]

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 94.4%
AEROSPACE & DEFENSE - 1.6%
      $    257,000  Bombardier Inc., 8.00%, 11/15/14
                    (Acquired 11/10/06,
                    Cost $257,000)(1)                               $    267,280
           360,000  DRS Technologies, Inc.,
                    7.63%, 2/1/18                                        365,400
           655,000  L-3 Communications Corp.,
                    7.63%, 6/15/12                                       673,831
         1,085,000  L-3 Communications Corp.,
                    6.38%, 10/15/15                                    1,030,750
                                                                 ---------------
                                                                       2,337,261
                                                                 ---------------
AUTO COMPONENTS - 2.3%
           492,000  American Axle &
                    Manufacturing Inc., 7.88%, 3/1/17                    485,850
           240,000  ArvinMeritor Inc., 8.75%, 3/1/12                     243,600
           360,000  Cooper Tire & Rubber Co.,
                    8.00%, 12/15/19                                      352,800
           215,000  Goodyear Tire & Rubber Co. (The),
                    8.63%, 12/1/11 (Acquired
                    11/16/06, Cost $215,000)(1)                          227,363
           587,000  Lear Corp., 8.50%, 12/1/13                           566,455
           480,000  Lear Corp., 8.75%, 12/1/16                           459,600
           895,000  TRW Automotive Inc., 7.25%,
                    3/15/17 (Acquired 3/14/07,
                    Cost $879,517)(1)                                    856,962
           245,000  Visteon Corp., 8.25%, 8/1/10                         244,388
                                                                 ---------------
                                                                       3,437,018
                                                                 ---------------
AUTOMOBILES - 1.2%
         1,090,000  Ford Motor Co., 7.45%, 7/16/31                       876,088
           940,000  General Motors Corp.,
                    8.38%, 7/15/33                                       862,450
                                                                 ---------------
                                                                       1,738,538
                                                                 ---------------
BEVERAGES - 0.7%
           645,000  Constellation Brands Inc.,
                    7.25%, 9/1/16                                        632,100
           475,000  Constellation Brands Inc., 7.25%,
                    5/15/17 (Acquired 5/9/07,
                    Cost $475,000)(1)                                    465,500
                                                                 ---------------
                                                                       1,097,600
                                                                 ---------------
CAPITAL MARKETS - 1.4%
           665,000  E*TRADE Financial Corp.,
                    7.88%, 12/1/15                                       695,756
           140,000  LaBranche & Co. Inc.,
                    9.50%, 5/15/09                                       145,600
           413,000  LaBranche & Co. Inc.,
                    11.00%, 5/15/12                                      439,845
           615,000  NXP BV/NXP Funding LLC,
                    7.88%, 10/15/14                                      608,850
           275,000  NXP BV/NXP Funding LLC,
                    9.50%, 10/15/15                                      272,250
                                                                 ---------------
                                                                       2,162,301
                                                                 ---------------
CHEMICALS - 3.4%
           305,000  Berry Plastics Holding Corp.,
                    8.88%, 9/15/14                                       310,338
           448,000  Equistar Chemicals L.P./Equistar
                    Funding Corp., 10.63%, 5/1/11                        473,760
         1,072,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC,
                    9.75%, 11/15/14                                    1,114,879
           432,000  Huntsman LLC, 11.50%, 7/15/12                        481,680
           735,000  Lyondell Chemical Co.,
                    6.88%, 6/15/17                                       712,950

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           865,000  Lyondell Chemical Co.,
                    8.00%, 9/15/17                                       893,113
           245,000  Momentive Performance
                    Materials Inc., 9.75%, 12/1/14
                    (Acquired 11/29/06,
                    Cost $245,000)(1)                                    248,675
           306,000  Momentive Performance
                    Materials Inc., 10.13%, 12/1/14
                    (Acquired 11/29/06,
                    Cost $306,000)(1)                                    308,295
           184,000  Mosaic Co. (The), 7.38%, 12/1/14
                    (Acquired 11/16/06,
                    Cost $184,000)(1)                                    186,760
           424,000  Mosaic Co. (The), 7.63%, 12/1/16
                    (Acquired 11/16/06-2/5/07,
                    Cost $430,600)(1)                                    435,660
                                                                 ---------------
                                                                       5,166,110
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.3%
           689,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                       685,555
           430,000  Allied Waste North America, Inc.,
                    6.88%, 6/1/17                                        418,175
           329,000  ARAMARK Corp., 8.50%, 2/1/15
                    (Acquired 1/17/07,
                    Cost $329,000)(1)                                    336,403
           219,000  ARAMARK Corp., VRN, 8.86%,
                    8/1/07, resets quarterly off the
                    3-month LIBOR plus 3.50% with
                    no caps (Acquired 1/17/07,
                    Cost $219,000)(1)                                    223,380
           730,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       704,449
           135,000  Harland Clarke Holdings Corp.,
                    VRN, 10.11%, 8/15/07, resets
                    quarterly off the 3-month LIBOR
                    plus 4.75% with no caps
                    (Acquired 4/26/07,
                    Cost $135,000)(1)                                    130,613
           485,000  Quebecor World Inc., 9.75%,
                    1/15/15 (Acquired 12/13/06,
                    Cost $485,000)(1)                                    493,488
           495,000  WCA Waste Corp., 9.25%, 6/15/14                      517,275
                                                                 ---------------
                                                                       3,509,338
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.2%
           110,000  Beazer Homes USA Inc.,
                    8.38%, 4/15/12                                       104,500
           269,000  Beazer Homes USA Inc.,
                    6.50%, 11/15/13                                      232,685
           151,000  Beazer Homes USA Inc.,
                    6.88%, 7/15/15                                       130,615
         1,105,000  FMG Finance Pty Ltd., 10.63%,
                    9/1/16 (Acquired 8/11/06-
                    2/7/07, Cost $1,135,000)(1)                        1,320,475
                                                                 ---------------
                                                                       1,788,275
                                                                 ---------------
CONSUMER FINANCE - 0.4%
           715,000  SLM Corporation, 5.38%, 5/15/14                      613,550
                                                                 ---------------
CONTAINERS & PACKAGING - 2.8%
           543,000  Crown Americas LLC/Crown
                    Americas Capital Corp.,
                    7.63%, 11/15/13                                      551,145
           415,000  Crown Americas LLC/Crown
                    Americas Capital Corp.,
                    7.75%, 11/15/15                                      419,150
           547,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13                                570,931
           375,000  Norampac Inc., 6.75%, 6/1/13                         359,531
           795,000  Owens-Brockway Glass
                    Container Inc., 7.75%, 5/15/11                       819,844
           626,000  Owens-Brockway Glass
                    Container Inc., 6.75%, 12/1/14                       613,480
           530,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.38%, 7/1/12                     533,313

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           360,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%, 3/15/17                    351,000
                                                                 ---------------
                                                                       4,218,394
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.1%
           670,000  Education Management
                    LLC/Education Management
                    Finance Corp., 10.25%, 6/1/16                        708,525
           100,000  Service Corp. International,
                    7.38%, 10/1/14                                       101,000
           445,000  Service Corp. International, 6.75%,
                    4/1/15 (Acquired 3/28/07,
                    Cost $443,144)(1)                                    431,094
           380,000  Service Corp. International,
                    6.75%, 4/1/16                                        361,950
                                                                 ---------------
                                                                       1,602,569
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.0%
           700,000  Arch Western Finance LLC,
                    6.75%, 7/1/13                                        675,500
           430,000  Ford Motor Credit Co.,
                    8.63%, 11/1/10                                       437,056
         1,510,000  Ford Motor Credit Co.,
                    9.88%, 8/10/11                                     1,586,273
           630,000  Ford Motor Credit Co.,
                    8.00%, 12/15/16                                      604,420
           420,000  General Motors Acceptance Corp.,
                    6.88%, 9/15/11                                       413,505
           480,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       460,330
         1,385,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31                                     1,420,103
           214,000  Hawker Beechcraft Acquisition Co.
                    LLC, 8.50%, 4/1/15
                    (Acquired 3/16/07-3/22/07,
                    Cost $216,363)(1)                                    221,490
           144,000  Hawker Beechcraft Acquisition Co.
                    LLC, 8.88%, 4/1/15 (Acquired
                    3/16/07, Cost $144,000)(1)                           148,680
           504,000  NSG Holdings LLC/NSG
                    Holdings Inc., 7.75%, 12/15/25
                    (Acquired 3/6/07,
                    Cost $504,000)(1)                                    511,560
           715,000  Pinnacle Foods Finance
                    LLC/Pinnacle Foods Finance
                    Corp., 9.25%, 4/1/15 (Acquired
                    3/21/07, Cost $715,000)(1)                           693,550
           355,000  Pinnacle Foods Finance
                    LLC/Pinnacle Foods Finance
                    Corp., 10.63%, 4/1/17 (Acquired
                    3/21/07, Cost $355,000)(1)                           343,463
                                                                 ---------------
                                                                       7,515,930
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%
         1,060,000  Citizens Communications Co.,
                    9.25%, 5/15/11                                     1,150,099
         1,085,000  Citizens Communications Co.,
                    9.00%, 8/15/31                                     1,122,974
           715,000  Embarq Corp., 8.00%, 3/1/36                          727,686
           371,000  Intelsat Bermuda Ltd.,
                    11.25%, 6/15/16                                      417,375
           497,000  Intelsat Bermuda Ltd., VRN,
                    11.41%, 12/15/07, resets
                    semiannually off the 6-month
                    LIBOR plus 6.00% with no caps                        529,305
           380,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                 387,600
           245,000  Nortel Networks Ltd., 10.75%,
                    7/15/16 (Acquired 6/29/06,
                    Cost $245,000)(1)                                    271,950
           255,000  Qwest Capital Funding Inc.,
                    7.90%, 8/15/10                                       260,738
           275,000  Qwest Communications
                    International Inc., 7.50%, 11/1/08                   277,750
           471,000  Qwest Corp., 7.88%, 9/1/11                           493,373
           124,000  Qwest Corp., 7.50%, 10/1/14                          127,720
           530,000  Qwest Corp., 6.50%, 6/1/17
                    (Acquired 5/8/07,
                    Cost $529,338)(1)                                    507,475
           730,000  Sprint Capital Corp.,
                    6.90%, 5/1/19                                        724,096
           360,000  Windstream Corp.,
                    7.00%, 3/15/19                                       345,600
                                                                 ---------------
                                                                       7,343,741
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.4%
            41,000  Aquila, Inc., 9.95%, 2/1/11                           44,421
           815,000  Edison Mission Energy, 7.00%,
                    5/15/17 (Acquired 5/1/07,
                    Cost $815,675)(1)                                    772,213
           949,000  Edison Mission Energy, 7.20%,
                    5/15/19 (Acquired 5/1/07,
                    Cost $949,000)(1)                                    896,805
           609,654  Elwood Energy LLC,
                    8.16%, 7/5/26                                        643,344
           202,000  Sierra Pacific Resources,
                    8.63%, 3/15/14                                       217,819
         1,270,000  TXU Corp., 5.55%, 11/15/14                         1,084,487
                                                                 ---------------
                                                                       3,659,089
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           180,000  Belden CDT Inc., 7.00%, 3/15/17
                    (Acquired 3/13/07,
                    Cost $180,000)(1)                                    178,200
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
           570,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       540,075
            94,000  Flextronics International Ltd.,
                    6.25%, 11/15/14                                       86,010
           305,000  Sanmina-SCI Corp.,
                    8.13%, 3/1/16                                        285,175
                                                                 ---------------
                                                                         911,260
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.5%
           216,000  Compagnie Generale de
                    Geophysique, 7.50%, 5/15/15                          217,080
           360,000  Compagnie Generale de
                    Geophysique, 7.75%, 5/15/17                          366,300
            89,000  Hanover Compressor Co.,
                    7.50%, 4/15/13                                        89,890
           445,000  Hanover Compressor Co.,
                    9.00%, 6/1/14                                        472,813
           180,000  Seitel, Inc., 9.75%, 2/15/14
                    (Acquired 2/9/07,
                    Cost $180,000)(1)                                    179,100
           665,000  SESI LLC, 6.88%, 6/1/14                              650,037
           280,000  VeraSun Energy Corp., 9.38%,
                    6/1/17 (Acquired 5/11/07,
                    Cost $278,600)(1)                                    261,800
                                                                 ---------------
                                                                       2,237,020
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.1%
           480,000  Albertson's, Inc., 7.25%, 5/1/13                     491,541
           439,000  Delhaize America Inc.,
                    9.00%, 4/15/31                                       532,572
           375,000  Rite Aid Corp., 8.13%, 5/1/10                        381,094
           180,000  Rite Aid Corp., 8.63%, 3/1/15                        169,200
           275,000  Rite Aid Corp., 9.38%, 12/15/15
                    (Acquired 5/17/07,
                    Cost $270,985)(1)                                    265,375
           540,000  Rite Aid Corp., 7.50%, 3/1/17                        523,800
           250,000  Rite Aid Corp., 9.50%, 6/15/17
                    (Acquired 5/17/07,
                    Cost $245,985)(1)                                    241,250
           612,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      630,360
                                                                 ---------------
                                                                       3,235,192
                                                                 ---------------
FOOD PRODUCTS - 2.1%
           475,000  Dean Foods Co., 7.00%, 6/1/16                        456,000
           993,000  Dole Food Company, Inc.,
                    8.63%, 5/1/09                                        995,482
           453,000  Pilgrim's Pride Corp.,
                    7.63%, 5/1/15                                        454,133

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           217,000  Pilgrim's Pride Corp.,
                    8.38%, 5/1/17                                        215,915
           626,000  Smithfield Foods, Inc.,
                    7.75%, 5/15/13                                       638,520
           385,000  Smithfield Foods, Inc.,
                    7.75%, 7/1/17                                        386,925
                                                                 ---------------
                                                                       3,146,975
                                                                 ---------------
GAS UTILITIES - 0.3%
           470,000  Amerigas Partners L.P.,
                    7.25%, 5/20/15                                       467,650
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
           640,000  FMC Finance III SA, 6.875%,
                    7/15/17 (Acquired 6/26/07,
                    Cost $628,640)(1)                                    630,400
           521,000  PTS Acquisition Corp., 9.50%,
                    4/15/15 (Acquired 4/4/07,
                    Cost $521,000)(1)                                    514,488
                                                                 ---------------
                                                                       1,144,888
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.1%
         1,120,000  Community Health Systems Inc.,
                    8.875%, 7/15/15 (Acquired
                    6/27/07, Cost $1,112,093)(1)                       1,141,000
           255,000  Fresenius Medical Care Capital
                    Trust IV, 7.88%, 6/15/11                             265,200
           480,000  HCA Inc., 6.75%, 7/15/13                             438,000
           429,000  HCA Inc., 9.13%, 11/15/14
                    (Acquired 11/9/06,
                    Cost $429,000)(1)                                    452,059
         1,634,000  HCA Inc., 9.25%, 11/15/16
                    (Acquired 11/9/06-4/25/07,
                    Cost $1,661,888)(1)                                1,744,295
           644,000  HCA Inc., 9.63%, 11/15/16
                    (Acquired 11/9/06,
                    Cost $644,000)(1)                                    693,910
           485,000  Tenet Healthcare Corp.,
                    7.38%, 2/1/13                                        440,744
           365,000  Tenet Healthcare Corp.,
                    9.88%, 7/1/14                                        363,175
           555,000  US Oncology, Inc., 9.00%, 8/15/12                    574,425
                                                                 ---------------
                                                                       6,112,808
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.1%
           525,000  American Casino & Entertainment
                    Properties LLC, 7.85%, 2/1/12                        542,063
           155,000  American Real Estate Partners
                    L.P./American Real Estate Finance
                    Corp., 7.13%, 2/15/13                                150,350
           485,000  American Real Estate Partners
                    L.P., 7.13%, 2/15/13 (Acquired
                    1/11/07, Cost $482,575)(1)                           470,450
           670,000  Boyd Gaming Corp.,
                    7.75%, 12/15/12                                      690,100
           415,000  Fontainebleau Las Vegas Holdings
                    LLC/Fontainebleau Las Vegas
                    Capital Corp., 10.25%, 6/15/15
                    (Acquired 5/24/07,
                    Cost $415,000)(1)                                    410,850
           370,000  Mandalay Resort Group,
                    9.38%, 2/15/10                                       392,200
           930,000  MGM Mirage, 6.75%, 9/1/12                            892,800
           915,000  MGM Mirage, 7.50%, 6/1/16                            872,681
           128,000  OSI Restaurant Partners Inc.,
                    10.00%, 6/15/15 (Acquired
                    6/8/07, Cost $128,000)(1)                            122,880
           980,000  Park Place Entertainment Corp.,
                    8.13%, 5/15/11                                     1,027,774
           320,000  Pinnacle Entertainment Inc.,
                    7.50%, 6/15/15 (Acquired 6/5/07,
                    Cost $315,280)(1)                                    310,400

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           218,000  Pokagon Gaming Authority,
                    10.38%, 6/15/14 (Acquired
                    6/15/06, Cost $218,000)(1)                           241,435
           500,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       504,635
           290,000  Seminole Hard Rock
                    Entertainment Inc./Seminole Hard
                    Rock International LLC, VRN,
                    7.86%, 9/15/07, resets quarterly
                    off the 3-month T-Bill plus 2.50%
                    with no caps (Acquired 2/27/07,
                    Cost $290,000)(1)                                    293,625
           310,000  Station Casinos Inc.,
                    6.88%, 3/1/16                                        275,125
           365,000  Station Casinos Inc.,
                    6.63%, 3/15/18                                       315,725
           256,000  Universal City Florida Holding Co.
                    I/Universal City Florida
                    Holdings Co.II, 8.38%, 5/1/10                        263,040
           365,000  Wimar OpCo LLC/Wimar OpCo
                    Finance Corp., 9.63%, 12/15/14
                    (Acquired 12/14/06,
                    Cost $365,000)(1)                                    353,138
         1,093,000  Wynn Las Vegas LLC,
                    6.63%, 12/1/14                                     1,058,843
                                                                 ---------------
                                                                       9,188,114
                                                                 ---------------
HOUSEHOLD DURABLES - 1.2%
           765,000  K. Hovnanian Enterprises, Inc.,
                    7.75%, 5/15/13                                       673,200
           525,000  KB Home, 7.75%, 2/1/10                               525,000
           378,000  Standard Pacific Corp.,
                    7.75%, 3/15/13                                       349,650
           300,000  Standard Pacific Corp.,
                    6.25%, 4/1/14                                        265,500
                                                                 ---------------
                                                                       1,813,350
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 3.2%
           255,000  AES Corp. (The), 9.38%, 9/15/10                      272,531
           275,000  Dynegy Holdings Inc., 7.50%,
                    6/1/15 (Acquired 5/17/07,
                    Cost $275,000)(1)                                    260,219
           535,000  Dynegy Holdings Inc.,
                    8.38%, 5/1/16                                        525,638
           415,000  Dynegy Holdings Inc., 7.75%,
                    6/1/19 (Acquired 5/17/07,
                    Cost $415,000)(1)                                    388,025
         1,085,000  Indiantown Cogeneration L.P.,
                    9.77%, 12/15/20                                    1,227,178
           480,000  NRG Energy Inc., 7.25%, 2/1/14                       482,400
           255,000  NRG Energy Inc., 7.38%, 2/1/16                       256,275
         1,303,000  NRG Energy Inc., 7.38%, 1/15/17                    1,311,144
                                                                 ---------------
                                                                       4,723,410
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
         1,185,000  Stena AB, 7.50%, 11/1/13                           1,202,775
                                                                 ---------------
INSURANCE - 0.6%
           398,000  Crum & Forster Holdings Corp.,
                    7.75%, 5/1/17 (Acquired 4/23/07,
                    Cost $398,000)(1)                                    391,035
           420,000  UnumProvident Finance Co. plc,
                    6.85%, 11/15/15                                      429,865
                                                                 ---------------
                                                                         820,900
                                                                 ---------------
INTEGRATED TELECOMMUNICATION
SERVICES - 0.8%
           565,000  Windstream Corp., 8.13%, 8/1/13                      593,250

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           620,000  Windstream Corp., 8.63%, 8/1/16                      658,750
                                                                 ---------------
                                                                       1,252,000
                                                                 ---------------
IT SERVICES - 0.8%
           475,000  Sabre Holdings Corp.,
                    8.35%, 3/15/16                                       429,875
           710,000  SunGard Data Systems Inc.,
                    9.13%, 8/15/13                                       730,413
                                                                 ---------------
                                                                       1,160,288
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
           495,000  Da-Lite Screen Co., Inc.,
                    9.50%, 5/15/11                                       522,225
           495,000  Travelport LLC, 11.88%, 9/1/16                       548,831
                                                                 ---------------
                                                                       1,071,056
                                                                 ---------------
LEISURE FACILITIES - 0.3%
           418,000  Universal City Development
                    Partners, 11.75%, 4/1/10                             444,125
                                                                 ---------------
MACHINERY - 0.8%
           360,000  American Railcar Industries Inc.,
                    7.50%, 3/1/14                                        360,000
           459,000  Rental Service Corp., 9.50%,
                    12/1/14( Acquired 11/17/06,
                    Cost $459,000)(1)                                    470,475
           385,000  Terex Corp., 7.38%, 1/15/14                          386,925
                                                                 ---------------
                                                                       1,217,400
                                                                 ---------------
MEDIA - 9.8%
           437,000  AMC Entertainment Inc.,
                    11.00%, 2/1/16                                       485,070
           550,000  CCH I, LLC/CCH I Capital Corp.,
                    11.75%, 5/15/14                                      543,125
           865,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      906,244
           985,000  CCH II, LLC/CCH II Capital Corp.,
                    10.25%, 9/15/10                                    1,033,019
           530,000  CSC Holdings, Inc.,
                    8.13%, 7/15/09                                       541,925
           254,000  CSC Holdings, Inc.,
                    8.13%, 8/15/09                                       259,715
           810,000  CSC Holdings, Inc.,
                    7.63%, 4/1/11                                        807,975
           916,000  CSC Holdings, Inc.,
                    7.88%, 2/15/18                                       888,520
           250,000  DirecTV Holdings LLC/DirecTV
                    Finance LLC, 6.38%, 6/15/15                          235,625
           365,000  EchoStar DBS Corp.,
                    7.00%, 10/1/13                                       361,350
           255,000  EchoStar DBS Corp.,
                    7.13%, 2/1/16                                        250,538
           108,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15 (Acquired
                    4/26/07, Cost $108,000)(1)                           103,950
         1,924,000  Idearc Inc., 8.00%, 11/15/16                       1,952,859
           495,000  Kabel Deutschland GmbH,
                    10.63%, 7/1/14                                       544,500
           630,000  Lamar Media Corp.,
                    6.63%, 8/15/15                                       600,075
           655,000  LIN Television Corp.,
                    6.50%, 5/15/13                                       643,538
           320,000  Mediacom Broadband
                    LLC/Mediacom Broadband Corp.,
                    8.50%, 10/15/15                                      323,200
           220,000  Mediacom Broadband
                    LLC/Mediacom Broadband Corp.,
                    8.50%, 10/15/15                                      218,350
           265,000  Mediacom LLC/Mediacom
                    Capital Corp., 7.88%, 2/15/11                        265,000
           310,000  R.H. Donnelley Corp.,
                    6.88%, 1/15/13                                       295,275
         1,090,000  R.H. Donnelley Corp.,
                    6.88%, 1/15/13                                     1,038,328
           750,000  R.H. Donnelley Corp.,
                    6.88%, 1/15/13                                       714,375
           215,000  R.H. Donnelley Corp.,
                    8.88%, 1/15/16                                       224,675

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           243,000  Sinclair Broadcast Group, Inc.,
                    8.00%, 3/15/12                                       250,290
           960,000  Univision Communications Inc.,
                    9.75%, 3/15/15 (Acquired 3/1/07,
                    Cost $960,000)(1)                                    952,800
           235,000  Videotron Ltee, 6.38%, 12/15/15                      224,425
                                                                 ---------------
                                                                      14,664,746
                                                                 ---------------
METALS & MINING - 1.7%
           715,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.25%, 4/1/15                             756,113
         1,310,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.38%, 4/1/17                           1,401,699
           399,000  Novelis Inc., 7.25%, 2/15/15                         411,469
                                                                 ---------------
                                                                       2,569,281
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           595,000  Basic Energy Services Inc.,
                    7.13%, 4/15/16                                       571,200
           160,000  PSEG Energy Holdings Inc.,
                    8.50%, 6/15/11                                       170,266
                                                                 ---------------
                                                                         741,466
                                                                 ---------------
MULTILINE RETAIL - 0.4%
           550,000  Dollar General Corp., 10.625%,
                    7/15/15 (Acquired 6/28/07,
                    Cost $539,149)(1)                                    533,500
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 9.2%
           605,000  Chaparral Energy Inc., 8.88%,
                    2/1/17 (Acquired 1/10/07-
                    1/11/07, Cost $602,000)(1)                           600,463
           375,000  Chesapeake Energy Corp.,
                    7.63%, 7/15/13                                       386,250
           235,000  Chesapeake Energy Corp.,
                    7.50%, 9/15/13                                       240,288
           383,000  Chesapeake Energy Corp.,
                    6.38%, 6/15/15                                       367,201
           862,000  Chesapeake Energy Corp.,
                    6.63%, 1/15/16                                       833,984
           145,000  Cimarex Energy Co.,
                    7.13%, 5/1/17                                        142,100
           444,000  Complete Production Services
                    Inc., 8.00%, 12/15/16 (Acquired
                    11/29/06, Cost $444,093)(1)                          450,660
           430,000  Denbury Resources Inc.,
                    7.50%, 12/15/15                                      431,075
           330,000  Forest Oil Corp., 7.25%, 6/15/19
                    (Acquired 6/1/07,
                    Cost $330,000)(1)                                    321,750
           365,000  Kinder Morgan Finance Co., ULC,
                    5.70%, 1/5/16                                        336,963
           370,000  Mariner Energy Inc.,
                    8.00%, 5/15/17                                       369,075
           640,000  Massey Energy Co.,
                    6.88%, 12/15/13                                      589,600
           110,000  Newfield Exploration Co.,
                    6.63%, 9/1/14                                        106,700
           525,000  Newfield Exploration Co.,
                    6.63%, 4/15/16                                       507,938
           550,000  OPTI Canada Inc., 8.25%,
                    12/15/14 (Acquired 12/8/06,
                    Cost $550,000)(1)                                    561,000
           515,000  Peabody Energy Corp.,
                    7.38%, 11/1/16                                       527,875
           871,000  Petrohawk Energy Corp.,
                    9.13%, 7/15/13                                       925,437
           327,000  Petroplus Finance Ltd., 6.75%,
                    5/1/14 (Acquired 4/25/07,
                    Cost $327,000)(1)                                    316,373
           272,000  Petroplus Finance Ltd., 7.00%,
                    5/1/17 (Acquired 4/25/07,
                    Cost $272,000)(1)                                    263,160
           540,000  Pioneer Natural Resources Co.,
                    6.65%, 3/15/17                                       513,703
           455,000  Plains Exploration &
                    Production Co., 7.75%, 6/15/15                       453,863
           360,000  Plains Exploration &
                    Production Co., 7.00%, 3/15/17                       342,900
           429,000  Pogo Producing Co.,
                    7.88%, 5/1/13                                        439,725

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           594,000  Range Resources Corp.,
                    6.38%, 3/15/15                                       565,785
           130,000  Range Resources Corp.,
                    7.50%, 5/15/16                                       132,275
           365,000  Ship Finance International Ltd.,
                    8.50%, 12/15/13                                      377,775
           656,000  Stallion Oilfield Services/Stallion
                    Oilfield Finance Corp., 9.75%,
                    2/1/15 (Acquired 1/19/07-
                    4/27/07, Cost $659,300)(1)                           672,399
           670,000  Tesoro Corp., 6.63%, 11/1/15                         666,650
           530,000  W&T Offshore Inc., 8.25%,
                    6/15/14 (Acquired 6/8/07,
                    Cost $530,000)(1)                                    526,025
           668,000  Whiting Petroleum Corp.,
                    7.25%, 5/1/13                                        637,940
           293,000  Williams Partners L.P./Williams
                    Partners Finance Corp.,
                    7.25%, 2/1/17                                        295,930
                                                                 ---------------
                                                                      13,902,862
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.3%
           365,000  Abitibi-Consolidated Co. of
                    Canada, 8.38%, 4/1/15                                321,200
           908,000  Abitibi-Consolidated Inc.,
                    7.75%, 6/15/11                                       835,360
           385,000  Bowater Canada Finance,
                    7.95%, 11/15/11                                      364,306
           252,000  Cascades Inc., 7.25%, 2/15/13                        246,330
           180,000  Catalyst Paper Corp.,
                    8.63%, 6/15/11                                       175,050
           879,000  Georgia-Pacific Corp., 7.00%,
                    1/15/15 (Acquired 12/13/06,
                    Cost $879,000)(1)                                    850,433
           639,000  Georgia-Pacific Corp., 7.13%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $639,000)(1)                                    616,635
                                                                 ---------------
                                                                       3,409,314
                                                                 ---------------
PHARMACEUTICALS - 0.3%
           505,000  Omnicare Inc., 6.75%, 12/15/13                       484,800
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.4%
           612,000  FelCor Lodging L.P., 8.50%, 6/1/11                   646,425
         1,515,000  Host Marriot, L.P., 7.13%, 11/1/13                 1,520,681
           425,000  Omega Healthcare Investors, Inc.,
                    7.00%, 4/1/14                                        425,000
           140,000  Omega Healthcare Investors, Inc.,
                    7.00%, 1/15/16                                       140,000
           384,000  Senior Housing Properties Trust,
                    8.63%, 1/15/12                                       412,800
           400,000  Ventas Realty L.P./Ventas
                    Capital Corp., 9.00%, 5/1/12                         439,000
            35,000  Ventas Realty L.P./Ventas
                    Capital Corp., 6.50%, 6/1/16                          34,300
                                                                 ---------------
                                                                       3,618,206
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.7%
           950,000  Realogy Corp., 10.50%, 4/15/14
                    (Acquired 4/5/07-4/6/07,
                    Cost $944,995)(1)                                    907,250
           475,000  Realogy Corp., 12.38%, 4/15/15
                    (Acquired 4/5/07,
                    Cost $466,194)(1)                                    434,625
           665,000  Rouse Co. (The), 7.20%, 9/15/12                      685,834
           477,000  Rouse Co. L.P./TRC Co-Issuer Inc.,
                    6.75%, 5/1/13 (Acquired 5/2/06,
                    Cost $475,512)(1)                                    478,961
                                                                 ---------------
                                                                       2,506,670
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.9%
            83,000  Grupo Transportacion Ferroviaria
                    Mexicana SA de CV, 9.38%,
                    5/1/12 89,225
           690,000  Hertz Corp., 8.88%, 1/1/14                           722,775
           585,000  Kansas City Southern de Mexico
                    SA de CV, 7.38%, 6/1/14
                    (Acquired 5/14/07,
                    Cost $585,000)(1)                                    582,075
                                                                 ---------------
                                                                       1,394,075
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.1%
           490,000  Freescale Semiconductor Inc.,
                    8.88%, 12/15/14 (Acquired
                    11/16/06, Cost $490,000)(1)                          470,400
           735,000  Freescale Semiconductor Inc.,
                    9.13%, 12/15/14 (Acquired
                    11/16/06, Cost $735,000)(1)                          694,575
           184,000  Freescale Semiconductor Inc.,
                    10.13%, 12/15/16 (Acquired
                    11/16/06, Cost $184,000)(1)                          173,880
           342,000  STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                      346,275
                                                                 ---------------
                                                                       1,685,130
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
           190,000  Claire's Stores Inc., 9.25%,
                    6/1/15 (Acquired 5/22/07,
                    Cost $190,000)(1)                                    181,450
           220,000  Claire's Stores Inc., 9.63%,
                    6/1/15 (Acquired 5/22/07,
                    Cost $220,000)(1)                                    204,600
           275,000  Claire's Stores Inc., 10.50%,
                    6/1/17 (Acquired 5/22/07,
                    Cost $275,000)(1)                                    252,313
           560,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       588,000
           440,000  Michaels Stores Inc., 10.00%,
                    11/1/14 (Acquired 10/25/06,
                    Cost $440,000)(1)                                    453,200
           315,000  Rent-A-Center Inc., 7.50%, 5/1/10                    321,300
           485,000  Visant Corp., 7.63%, 10/1/12                         485,000
           395,000  Warnaco Inc., 8.88%, 6/15/13                         418,700
                                                                 ---------------
                                                                       2,904,563
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
           520,000  Invista, 9.25%, 5/1/12                               552,500
           605,000  Levi Strauss & Co., 8.88%, 4/1/16                    623,150
           922,000  Oxford Industries, Inc.,
                    8.88%, 6/1/11                                        956,575
                                                                 ---------------
                                                                       2,132,225
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.1%
           480,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       464,507
           480,000  Residential Capital Corp.,
                    6.88%, 6/30/15                                       466,261
           764,000  Residential Capital Corp., VRN,
                    7.19%, 7/17/07, resets quarterly
                    off the 3-month LIBOR plus
                    1.83% with no caps (Acquired
                    4/11/06, Cost $764,000)(1)                           760,902
                                                                 ---------------
                                                                       1,691,670
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.5%
           745,000  Reynolds American Inc.,
                    7.63%, 6/1/16                                        792,524
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.0%
           305,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06,
                    Cost $305,000)(1)                                    321,013
         1,243,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                      1,227,462
                                                                 ---------------
                                                                       1,548,475
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
           257,000  Kansas City Southern de Mexico
                    SA de CV, 7.63%, 12/1/13
                    (Acquired 11/13/06,
                    Cost $257,000)(1)                                    257,000
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.4%
           542,000  Rogers Wireless Inc.,
                    8.00%, 12/15/12                                      577,347
                                                                 ---------------
TOTAL CORPORATE BONDS                                                141,930,979
(Cost $141,973,729)                                              ---------------

COMMERCIAL PAPER(2) - 5.4%
         2,000,000  Alpine Securitization,
                    5.27%, 7/2/07                                      2,000,000
         2,000,000  Barton Capital LLC,
                    5.36%, 7/9/07                                      1,997,904
         1,500,000  Ciesco LLC, 5.28%, 8/16/07                         1,490,138
         2,000,000  Sheffield Receivables,
                    5.28%, 7/18/07                                     1,995,214
           600,000  UBS Finance LLC, 5.35%, 7/2/07                       600,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 8,083,256
(Cost $8,082,129)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  150,014,235
                                                                 ---------------
(Cost $150,055,858)

OTHER ASSETS AND LIABILITIES - 0.2%                                      273,235
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $150,287,470
                                                                 ===============

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2007 was $33,254,935, which represented 22.1% of total net assets. None of the restricted securities were considered illiquid.
(2) The rate indicated is the yield to maturity at purchase.

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $150,055,858
                                                                 ===============
Gross tax appreciation of investments                              $  2,240,250
Gross tax depreciation of investments                                (2,281,873)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    (41,623)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT DIVERSIFIED BOND FUND
JUNE 30, 2007
[american century investments logo and text logo]

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(1) - 30.6%

            $1,438  FHLMC, 6.50%, 2/1/09(2)                       $       1,455
             2,400  FHLMC, 6.50%, 12/1/12(2)                              2,456
            23,943  FHLMC, 6.00%, 1/1/13(2)                              24,156
             3,604  FHLMC, 7.00%, 11/1/13(2)                              3,713
             7,053  FHLMC, 7.00%, 6/1/14(2)                               7,275
            13,585  FHLMC, 6.50%, 6/1/16(2)                              13,882
            23,445  FHLMC, 6.50%, 6/1/16(2)                              23,958
           302,033  FHLMC, 5.00%, 11/1/17(2)                            293,031
           500,398  FHLMC, 4.50%, 1/1/19(2)                             477,116
         1,823,661  FHLMC, 5.00%, 1/1/21(2)                           1,764,070
             2,549  FHLMC, 7.00%, 9/1/27(2)                               2,636
             4,196  FHLMC, 6.50%, 1/1/28(2)                               4,285
               646  FHLMC, 7.00%, 2/1/28(2)                                 668
            24,382  FHLMC, 6.50%, 3/1/29(2)                              24,912
            15,947  FHLMC, 6.50%, 6/1/29(2)                              16,294
             2,353  FHLMC, 7.00%, 8/1/29(2)                               2,434
             4,997  FHLMC, 7.50%, 8/1/29(2)                               5,227
            14,926  FHLMC, 6.50%, 5/1/31(2)                              15,231
               326  FHLMC, 6.50%, 5/1/31(2)                                 333
               475  FHLMC, 6.50%, 6/1/31(2)                                 484
             9,426  FHLMC, 6.50%, 6/1/31(2)                               9,618
               451  FHLMC, 6.50%, 6/1/31(2)                                 460
             1,121  FHLMC, 6.50%, 6/1/31(2)                               1,144
           294,866  FHLMC, 5.50%, 12/1/33(2)                            285,800
         1,500,000  FNMA, 5.00%, settlement date
                    7/12/07(3)                                        1,405,547
         7,776,000  FNMA, 5.50%, settlement date
                    7/12/07(3)                                        7,500,192
         9,506,354  FNMA, 6.00%, settlement date
                    7/12/07(3)                                        9,403,870
         2,500,000  FNMA, 6.50%, settlement date
                    8/14/07(3)                                        2,521,484
             3,290  FNMA, 6.00%, 2/1/09(2)                                3,309
             2,115  FNMA, 6.00%, 5/1/13(2)                                2,138
             2,999  FNMA, 6.00%, 5/1/13(2)                                3,026
             8,811  FNMA, 6.00%, 7/1/13(2)                                8,892
            12,960  FNMA, 6.00%, 12/1/13(2)                              13,079
            10,560  FNMA, 6.00%, 1/1/14(2)                               10,657
            17,402  FNMA, 6.00%, 2/1/14(2)                               17,561
            19,166  FNMA, 6.00%, 4/1/14(2)                               19,342
           137,159  FNMA, 5.50%, 12/1/16(2)                             135,686
            71,612  FNMA, 5.50%, 12/1/16(2)                              70,843
           502,428  FNMA, 4.50%, 5/1/19(2)                              478,178
            13,330  FNMA, 6.50%, 1/1/26(2)                               13,560
             1,457  FNMA, 7.00%, 12/1/27(2)                               1,511
               752  FNMA, 6.50%, 1/1/28(2)                                  767
               715  FNMA, 7.00%, 1/1/28(2)                                  741
             4,000  FNMA, 7.50%, 4/1/28(2)                                4,188
            12,230  FNMA, 7.00%, 5/1/28(2)                               12,684
               759  FNMA, 7.00%, 6/1/28(2)                                  787
             3,216  FNMA, 6.50%, 1/1/29(2)                                3,283
             8,771  FNMA, 6.50%, 4/1/29(2)                                8,953
             4,706  FNMA, 7.00%, 7/1/29(2)                                4,881
             4,001  FNMA, 7.00%, 7/1/29(2)                                4,150
            12,504  FNMA, 7.50%, 7/1/29(2)                               13,084
             1,251  FNMA, 7.00%, 5/1/30(2)                                1,297
            16,962  FNMA, 7.50%, 8/1/30(2)                               17,722
             6,531  FNMA, 7.50%, 9/1/30(2)                                6,823
            35,085  FNMA, 7.00%, 9/1/31(2)                               36,375
            18,665  FNMA, 6.50%, 1/1/32(2)                               19,031
           171,356  FNMA, 7.00%, 6/1/32(2)                              177,550

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

            72,291  FNMA, 6.50%, 8/1/32(2)                               73,708
           406,842  FNMA, 5.50%, 6/1/33(2)                              394,249
         1,983,549  FNMA, 5.50%, 7/1/33(2)                            1,922,154
           336,293  FNMA, 5.50%, 8/1/33(2)                              325,884
           434,490  FNMA, 5.50%, 9/1/33(2)                              421,042
         3,126,080  FNMA, 5.00%, 11/1/33(2)                           2,945,148
           891,029  FNMA, 5.50%, 1/1/34(2)                              863,450
         2,449,749  FNMA, 5.50%, 12/1/34(2)                           2,372,194
         2,187,297  FNMA, 5.00%, 8/1/35(2)                            2,055,405
         2,247,199  FNMA, 4.50%, 9/1/35(2)                            2,046,211
         1,273,842  FNMA, 5.00%, 2/1/36(2)                            1,197,031
             5,090  GNMA, 7.50%, 8/20/17(2)                               5,280
             6,676  GNMA, 7.00%, 11/15/22(2)                              6,951
             6,640  GNMA, 8.75%, 3/15/25(2)                               7,133
             1,681  GNMA, 7.00%, 4/20/26(2)                               1,750
             3,302  GNMA, 7.50%, 8/15/26(2)                               3,462
             1,608  GNMA, 8.00%, 8/15/26(2)                               1,706
               273  GNMA, 7.50%, 4/15/27(2)                                 287
             4,049  GNMA, 7.50%, 5/15/27(2)                               4,245
             2,554  GNMA, 8.00%, 6/15/27(2)                               2,710
               271  GNMA, 7.50%, 11/15/27(2)                                284
             1,255  GNMA, 7.00%, 2/15/28(2)                               1,308
             2,800  GNMA, 7.50%, 2/15/28(2)                               2,934
             1,879  GNMA, 6.50%, 3/15/28(2)                               1,920
             1,888  GNMA, 7.00%, 4/15/28(2)                               1,969
             1,607  GNMA, 6.50%, 5/15/28(2)                               1,642
             6,295  GNMA, 6.50%, 5/15/28(2)                               6,432
             2,105  GNMA, 7.00%, 12/15/28(2)                              2,195
               723  GNMA, 8.00%, 12/15/29(2)                                768
            16,970  GNMA, 7.00%, 5/15/31(2)                              17,687
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           39,588,968
(Cost $39,794,557)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 18.0%

           750,000  FHLB, 4.875%, 8/22/07(2)                            749,427
           915,000  FHLB, 4.625%, 2/1/08(2)                             911,155
         3,148,000  FHLMC, 5.00%, 9/16/08(2)                          3,138,764
         1,683,000  FHLMC, 5.25%, 5/21/09(2)(4)                       1,685,062
         2,200,000  FHLMC, 5.75%, 1/15/12(2)                          2,244,598
         3,780,000  FHLMC, 4.75%, 1/19/16(2)(4)                       3,611,615
         3,027,000  FNMA, 4.75%, 8/3/07(2)                            3,025,211
         3,000,000  FNMA, 6.625%, 9/15/09(2)                          3,089,883
           639,000  FNMA, 4.375%, 7/17/13(2)                            605,727
         1,620,000  FNMA, 5.375%, 6/12/17(4)                          1,610,240
         1,907,000  FNMA, 5.80%, 2/9/26(2)                            1,866,978
           597,000  FNMA, 6.625%, 11/15/30(2)                           674,894
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              23,213,554
(Cost $23,237,129)                                               ---------------

U.S. TREASURY SECURITIES - 16.5%

         1,160,000  U.S. Treasury Bonds, 8.125%,
                    8/15/21(2)(4)                                     1,495,404
         1,383,000  U.S. Treasury Bonds, 7.125%,
                    2/15/23(2)                                        1,660,682

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         2,149,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(2)(4)                                    2,395,800
           336,000  U.S. Treasury Bonds, 6.25%,
                    5/15/30(2)(4)                                       384,143
           833,000  U.S. Treasury Bonds, 4.50%,
                    2/15/36(2)(4)                                       754,516
         5,287,000  U.S. Treasury Notes, 4.625%,
                    10/31/11(2)(4)                                    5,227,108
         5,092,000  U.S. Treasury Notes, 4.875%,
                    6/30/12(5)                                        5,079,672
         1,700,000  U.S. Treasury Notes, 4.25%,
                    8/15/14(2)(4)                                     1,626,689
         2,247,000  U.S. Treasury Notes, 4.625%,
                    2/15/17(2)(4)                                     2,176,784
           480,000  U.S. Treasury Notes, 4.50%,
                    5/15/17(2)(4)                                       460,350
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       21,261,148
(Cost $21,384,142)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 15.4%

         1,238,625  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(2)                                 1,229,142
         2,284,002  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.64%, 7/1/07(2)                                     43,510
           950,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class B SEQ, 6.31%, 6/11/35(2)                      975,552
           600,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                    577,601
           472,428  Banc of America Commercial
                    Mortgage Inc., Series 2004-3,
                    Class A2 SEQ, 4.35%, 6/10/39(2)                     467,469
         1,700,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16(2)                  1,664,863
           154,870  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.47%, 7/15/07, resets monthly
                    off the 1-month LIBOR plus 0.15%
                    with no caps (Acquired 5/12/06,
                    Cost $154,929)(2)(6)                                154,980
         3,165,850  Bear Stearns Commercial Mortgage
                    Securities Trust STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.75%, 7/1/07(2)                                     95,811
           509,929  Bear Stearns Commercial Mortgage
                    Securities Trust, Series 2006 BBA7,
                    Class A1, VRN, 5.43%, 7/16/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with no caps
                    (Acquired 6/5/06,
                    Cost $509,929)(2)(6)                                510,352
         1,200,000  Bear Stearns Commercial Mortgage
                    Securities Trust, Series 2006 PW14,
                    Class A4 SEQ, 5.20%, 12/1/38(2)                   1,143,118
         1,883,041  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.99%,
                    7/1/07(2)                                            41,369
            16,855  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 F10A,
                    Class A1, VRN, 5.42%, 7/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps
                    (Acquired 5/12/06,
                    Cost $16,868)(2)(6)                                  16,867
            76,373  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 FL11,
                    Class A1, VRN, 5.47%, 7/16/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.15% with no caps
                    (Acquired 5/12/06,
                    Cost $76,420)(2)(6)                                  76,426
         1,037,135  Credit Suisse First Boston Mortgage
                    Securities Corp., Series 2003 AR28,
                    Class 2A1, 4.41%, 12/25/33(2)                     1,034,959
           718,688  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(2)                                   713,799
           518,869  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(2)                                   514,687
           269,152  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(2)                                  266,968
             3,763  FNMA, Series 1989-35, Class G
                    SEQ, 9.50%, 7/25/19(2)                                4,016
           688,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(2)                                   664,372
         1,236,680  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23(2)                            1,211,602
           796,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                     777,373
         1,075,378  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 7/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $1,075,378)(2)(6)                            1,076,544

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           750,000  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    5.41%, 7/6/07, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps(2)                                     750,117
         1,165,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(2)                            1,142,780
           573,320  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(2)                              565,018
           671,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(2)                              647,331
           110,111  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.40%, 7/16/07, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps (Acquired 8/7/06,
                    Cost $110,111)(2)(6)                                110,179
            22,303  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(2)                                          22,706
           355,695  Merrill Lynch Floating Trust, Series
                    2006-1, Class A1, VRN, 5.39%,
                    7/15/07, resets monthly off the
                    1-month LIBOR plus 0.07%
                    with no caps (Acquired 10/31/06,
                    Cost $355,695)(2)(6)                                356,222
           329,637  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.44%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(2)                          329,492
           261,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(2)                         253,205
           275,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2005 AR4, Class A3, 4.59%,
                    4/25/35(2)                                          269,568
         1,642,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2005 AR4, Class A4B, 4.68%,
                    4/25/35(2)                                        1,608,792
           600,000  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 N,
                    Class A4, 4.10%, 12/23/08(2)                        592,245
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                            19,909,035
(Cost $20,022,756)                                               ---------------

CORPORATE BONDS - 12.6%

AEROSPACE & DEFENSE - 0.6%
           220,000  Honeywell International Inc.,
                    5.30%, 3/15/17(2)                                   211,831
           169,000  Lockheed Martin Corp., 6.15%,
                    9/1/36(2)                                           169,097
           197,000  United Technologies Corp.,
                    4.375%, 5/1/10(2)                                   191,839
           230,000  United Technologies Corp.,
                    6.05%, 6/1/36(4)                                    228,586
                                                                 ---------------
                                                                        801,353
                                                                 ---------------
AUTOMOBILES - 0.1%
           170,000  DaimlerChrysler N.A. Holding Corp.,
                    6.50%, 11/15/13(2)                                  175,803
                                                                 ---------------
BEVERAGES - 0.3%
           207,000  Miller Brewing Co., 4.25%, 8/15/08
                    (Acquired 5/12/06-12/4/06,
                    Cost $202,072)(2)(6)                                203,929
           240,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $239,830)(2)(6)                                244,268
                                                                 ---------------
                                                                        448,197
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           171,000  Genentech, Inc., 4.75%, 7/15/15(2)                  160,072
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           124,000  Merrill Lynch & Co., Inc., 4.25%,
                    2/8/10(2)                                           120,641

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           292,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                    286,339
                                                                 ---------------
                                                                        406,980
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
           185,000  Capital One Financial Corp.,
                    5.70%, 9/15/11(2)                                   184,254
           178,000  PNC Bank N.A., 4.875%,
                    9/21/17(2)                                          164,490
           133,000  PNC Funding Corp., 5.125%,
                    12/14/10(2)                                         131,770
           139,000  Wachovia Bank N.A., 4.80%,
                    11/1/14(2)                                          131,248
           218,000  Wachovia Bank N.A., 4.875%,
                    2/1/15(2)                                           206,252
           240,000  Wachovia Corp., 5.625%,
                    10/15/16(2)                                         234,175
           193,000  Wells Fargo & Co., 4.625%,
                    8/9/10(2)                                           188,863
                                                                 ---------------
                                                                      1,241,052
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           110,000  Deluxe Corp., 7.375%, 6/1/15
                    (Acquired 5/9/07,
                    Cost $111,650)(4)(6)                                110,000
                                                                 ---------------
CONSUMER FINANCE - 0.1%
            99,000  American Express Centurion Bank,
                    4.375%, 7/30/09(2)                                   97,379
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
           384,000  Bank of America Corp., 4.375%,
                    12/1/10(2)                                          372,681
           250,000  Bank of America N.A., 5.30%,
                    3/15/17(2)                                          239,165
           200,000  Bank of America N.A., 6.00%,
                    10/15/36(2)                                         193,688
           339,000  Citigroup Inc., 5.00%, 9/15/14(2)                   322,956
           110,000  Citigroup Inc., 6.125%, 8/25/36(2)                  108,373
           127,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(2)                                  129,555
           193,000  John Deere Capital Corp., 4.50%,
                    8/25/08(2)                                          190,930
           220,000  John Deere Capital Corp., 5.50%,
                    4/13/17(4)                                          214,782
           162,000  JPMorgan Chase & Co., 6.75%,
                    2/1/11(2)                                           168,444
                                                                 ---------------
                                                                      1,940,574
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
           193,000  AT&T Corp., 7.30%, 11/15/11(2)                      205,637
           195,000  AT&T Inc., 6.80%, 5/15/36(4)                        202,610
            29,000  BellSouth Corp., 6.875%,
                    10/15/31(2)                                          29,926
            82,000  Embarq Corp., 7.08%, 6/1/16(4)                       82,594
            60,000  Embarq Corp., 8.00%, 3/1/36(2)                       61,065
            60,000  Qwest Corp., 7.875%, 9/1/11(2)                       62,850
            60,000  Qwest Corp., 7.50%, 10/1/14(4)                       61,800
           227,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10(2)                                   218,349
           110,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                      102,452
            60,000  Telefonica Emisones SAu, 7.05%,
                    6/20/36(2)                                           62,330
           140,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(2)                                   136,627
            90,000  Verizon Communications Inc.,
                    6.25%, 4/1/37(4)                                     87,067
            50,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35(2)                                    46,011
                                                                 ---------------
                                                                      1,359,318
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
           185,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(2)                                    177,681

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

            90,000  Carolina Power & Light Co., 5.25%,
                    12/15/15(2)                                          86,787
           260,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(4)                             251,309
            60,000  Florida Power Corp., 4.50%,
                    6/1/10(2)                                            58,394
           179,000  Southern California Edison Co.,
                    5.625%, 2/1/36(2)                                   167,831
            80,000  Toledo Edison Co., 6.15%,
                    5/15/37(2)                                           75,243
                                                                 ---------------
                                                                        817,245
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           110,000  CVS Caremark Corp., 5.75%,
                    6/1/17(2)                                           106,327
           168,000  Wal-Mart Stores, Inc., 4.125%,
                    7/1/10(2)                                           162,714
            29,000  Wal-Mart Stores, Inc., 7.55%,
                    2/15/30(4)                                           33,790
           235,000  Wal-Mart Stores, Inc., 5.25%,
                    9/1/35(2)                                           206,131
                                                                 ---------------
                                                                        508,962
                                                                 ---------------
FOOD PRODUCTS - 0.2%
           279,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    5/12/06-10/17/06,
                    Cost $268,811)(2)(6)                                273,231
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
           179,000  Baxter Finco BV, 4.75%,
                    10/15/10(2)                                         175,150
           230,000  Baxter International Inc., 5.90%,
                    9/1/16(2)                                           230,382
                                                                 ---------------
                                                                        405,532
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
           214,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15(2)                       206,608
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
           160,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(2)                                   161,483
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           130,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(2)                                    122,697
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.4%
           502,000  General Electric Co., 5.00%,
                    2/1/13(2)                                           487,290
                                                                 ---------------
INSURANCE - 0.5%
           210,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    5/12/06, Cost $204,511)(2)(6)                       206,890
           250,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17(2)                      240,590
           100,000  Prudential Financial, Inc., 5.40%,
                    6/13/35(2)                                           88,294
           110,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(2)                                   106,872
                                                                 ---------------
                                                                        642,646
                                                                 ---------------
MACHINERY - 0.1%
           110,000  Atlas Copco AB, 5.60%, 5/22/17
                    (Acquired 5/15/07,
                    Cost $109,951)(2)(6)                                107,387
                                                                 ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

MEDIA - 1.0%
           230,000  Comcast Corp., 5.90%, 3/15/16(2)                    226,299
           105,000  News America Holdings, 7.75%,
                    1/20/24(2)                                          115,507
           340,000  Rogers Cable Inc., 6.25%,
                    6/15/13(2)                                          343,676
           280,000  Time Warner Cable Inc., 5.40%,
                    7/2/12 (Acquired 4/4/07-6/27/07,
                    Cost $278,592)(2)(6)                                275,263
           130,000  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $129,163)(2)(6)                                126,048
           130,000  Time Warner Inc., 5.50%,
                    11/15/11(2)                                         128,678
            29,000  Time Warner Inc., 7.625%,
                    4/15/31(2)                                           31,158
                                                                 ---------------
                                                                      1,246,629
                                                                 ---------------
METALS & MINING - 0.2%
           200,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $200,159)(2)(6)                                198,042
            80,000  Xstrata Finance Canada Ltd., 5.80%,
                    11/15/16 (Acquired 11/8/06,
                    Cost $79,802)(2)(6)                                  77,856
                                                                 ---------------
                                                                        275,898
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           100,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(4)                                    98,345
            63,000  May Department Stores Co. (The),
                    3.95%, 7/15/07(2)                                    62,968
                                                                 ---------------
                                                                        161,313
                                                                 ---------------
MULTI-UTILITIES - 0.9%
           140,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(2)                             135,276
           215,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(2)                             216,165
           230,000  Consolidated Edison Co. of New
                    York, Inc., 5.50%, 9/15/16(2)                       224,475
           291,000  Dominion Resources Inc., 4.125%,
                    2/15/08(2)                                          288,674
            96,000  Dominion Resources Inc., 4.75%,
                    12/15/10(2)                                          93,830
           101,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34(2)                                            98,155
           100,000  Pacific Gas & Electric Co., 5.80%,
                    3/1/37(2)                                            93,594
                                                                 ---------------
                                                                      1,150,169
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.2%
           100,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(2)                                    96,916
           139,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(2)                                  161,482
           343,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(2)                                    337,041
            97,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(4)                                   96,564
           170,000  Nexen Inc., 6.40%, 5/15/37(4)                       163,054
           279,000  Premcor Refining Group Inc. (The),
                    6.125%, 5/1/11(2)                                   283,350
           100,000  Tesoro Corp., 6.25%, 11/1/12(4)                      99,750
           100,000  Tesoro Corp., 6.50%, 6/1/17
                    (Acquired 5/23/07,
                    Cost $100,000)(2)(6)                                 98,250
           138,000  XTO Energy Inc., 5.30%, 6/30/15(2)                  131,898
           102,000  XTO Energy Inc., 6.10%, 4/1/36(2)                    96,017
                                                                 ---------------
                                                                      1,564,322
                                                                 ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS - 0.3%
           179,000  Abbott Laboratories, 5.875%,
                    5/15/16(2)                                          179,352
           220,000  Wyeth, 5.95%, 4/1/37(2)                             210,963
                                                                 ---------------
                                                                        390,315
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
           250,000  ProLogis, 5.625%, 11/15/16(2)                       243,790
                                                                 ---------------
SOFTWARE - 0.2%
           150,000  Intuit Inc., 5.75%, 3/15/17(4)                      144,644
           164,000  Oracle Corp., 5.00%, 1/15/11(2)                     161,766
                                                                 ---------------
                                                                        306,410
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(7)
            60,000  Residential Capital LLC, 6.50%,
                    6/1/12(2)                                            58,608
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           143,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                   136,385
           200,000  Vodafone Group plc, 5.625%,
                    2/27/17(2)                                          191,588
            80,000  Vodafone Group plc, 6.15%,
                    2/27/37(2)                                           74,666
                                                                 ---------------
                                                                        402,639
                                                                 ---------------
TOTAL CORPORATE BONDS                                                16,273,902
(Cost $16,411,962)                                               ---------------

ASSET-BACKED SECURITIES(1) - 5.9%

           117,691  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(2)                                     117,774
           261,001  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 7/25/07, resets monthly off
                    the 1-month LIBOR plus 0.04%
                    with no caps(2)                                     261,163
           239,340  Argent Securities Inc., Series
                    2006 M3, Class A2A, VRN, 5.37%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(2)                                          239,501
           316,871  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 5.38%, 7/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(2)                          317,199
         2,000,000  Citibank Credit Card Issuance Trust,
                    Series 2007 A2, Class A2, VRN,
                    5.35%, 8/21/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(2)                             2,001,719
            57,334  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.39%,
                    7/16/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(2)                                           57,372
         1,017,014  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.37%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with no caps(2)                  1,018,698
            80,331  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps(2)                     80,385
           175,294  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(2)                    175,409

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           136,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1, Class
                    A4 SEQ, 6.19%, 3/1/13(2)                            138,691
           402,341  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2006
                    FF11, Class 2A1, VRN, 5.36%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(2)                                          402,591
           349,497  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2006
                    FF12, Class A2, VRN, 5.36%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(2)                                          349,691
            38,357  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(2)                           38,384
            34,900  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus 0.07%
                    with no caps(2)                                      34,924
           342,370  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps(2)                                     342,391
           102,341  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.40%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps(2)                                     102,388
           227,389  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.38%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(2)                                     227,437
            46,699  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1, 4.71%,
                    3/25/34(2)                                           44,287
            30,982  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.34%,
                    9/17/07, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps(2)                                           31,000
         1,000,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    7/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(2)                                        1,000,942
           300,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    7/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps(2)                                     300,241
            69,753  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.32%,
                    7/25/07, resets quarterly off the
                    3-month LIBOR minus 0.04%
                    with no caps(2)                                      69,792
           275,988  Soundview Home Equity Loan Trust,
                    Series 2006-3, Class A1, VRN,
                    5.36%, 7/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps(2)                                     276,096
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         7,628,075
(Cost $7,622,570)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.9%
            29,000  Hydro Quebec, 8.40%, 1/15/22(2)                      36,805

  JPY  266,000,000  KfW, VRN, 0.46%,
                    8/8/07, resets quarterly off the
                    3-month JPY LIBOR minus 0.22%
                    with no caps                                      2,161,054
          $215,000  Province of Quebec, 5.00%,
                    7/17/09(2)                                          214,340
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                2,412,199
(Cost $2,436,830)                                                ---------------

MUNICIPAL SECURITIES - 0.1%
           173,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(2)                                    157,760
(Cost $154,145)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 21.5%
         2,023,000  FNMA Discount Notes, 4.80%,
                    7/2/07(2)(8)                                      2,023,000

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

Repurchase Agreement, Bank of America Corp.,
(collateralized by various U.S. Treasury obligations,
8.125%, 5/15/21, valued at $6,586,159), in a joint
trading account at 3.95%, dated 6/29/07, due
7/2/07 (Delivery value $6,427,115)(2)                                 6,425,000

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 4.25%, 1/15/14, valued at $6,561,082),
in a joint trading account at 4.25%, dated 6/29/07,
due 7/2/07 (Delivery value $6,427,276)(2)                             6,425,000

Repurchase Agreement, Merrill Lynch & Co.,
(collateralized by various U.S. Treasury obligations,
4.125%, 8/15/08, valued at $6,561,407), in a
joint trading account at 3.00%, dated 6/29/07,
due 7/2/07 (Delivery value $6,426,606)(2)                             6,425,000

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%-8.75%, 11/15/16-2/15/26, valued at
$6,570,133), in a joint trading account at 4.10%,
dated 6/29/07, due 7/2/07 (Delivery
value $6,427,195)(2)                                                  6,425,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     27,723,000
(Cost $27,722,731)                                               ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(9) - 18.4%

         1,000,000  Barclays Bank plc, 5.37%,
                    12/17/07                                          1,000,000
           999,900  BASF AG, VRN, 5.36%, 10/22/07                       999,900
           995,280  Citigroup Funding Inc., 5.34%,
                    7/18/07                                             995,280
         1,000,000  Dexia Credit Local, VRN, 5.34%,
                    7/2/07                                            1,000,000
         1,184,572  Fenway Funding LLC, 5.39%,
                    9/18/07                                           1,184,572
           987,587  Foxboro Funding Ltd., 5.39%,
                    9/18/07                                             987,587
           998,811  Gotham Funding Corp., 5.36%,
                    7/3/07                                              998,811
           973,705  Govco Incorporated, 5.37%,
                    12/18/07                                            973,705
         1,399,160  K2 (USA) LLC, VRN, 5.37%,
                    7/18/07                                           1,399,160
           995,436  Kitty Hawk Funding Corp.,
                    5.32%, 7/18/07                                      995,436
         1,100,000  Merrill Lynch & Co. Inc., VRN,
                    5.42%, 7/18/07                                    1,100,000
           986,239  Mont Blanc Capital Corp.,
                    5.34%, 9/18/07                                      986,239
         1,488,869  Morgan Stanley ABS Capital I,
                    VRN, 5.40%, 7/25/07                               1,488,869
         1,004,621  Nationwide Building Society,
                    VRN, 5.35%, 9/18/07                               1,004,621
           995,436  Ranger Funding Co. LLC, 5.32%,
                    7/16/07                                             995,436
           999,275  Tango Finance Corp., VRN, 5.38%,
                    7/18/07                                             999,275
           995,839  Tulip Funding Corp., 5.37%, 7/27/07                 995,839

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.38%, dated 6/29/07, due 7/2/07
(Delivery value $5,666,288)                                           5,663,749
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        23,768,479
(Cost $23,768,479)                                               ---------------

TOTAL INVESTMENT SECURITIES - 140.9%                                181,936,120
(Cost $182,555,301)                                              ---------------

OTHER ASSETS AND LIABILITIES - (40.9)%                              (52,800,800)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 129,135,320
                                                                 ===============

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS
                             Expiration      Underlying Face      Unrealized
  Contracts Purchased          Date          Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  170  U.S. Treasury
       2-Year Notes       September 2007       $34,642,813        $  (32,257)
  320  U.S. Treasury
       5-Year Notes       September 2007        33,305,000          (154,783)
                                          --------------------------------------
                                               $67,947,813        $(187,040)
                                          ======================================

                             Expiration      Underlying Face      Unrealized
  Contracts Sold               Date          Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  195  U.S. Treasury
       10-Year Notes      September 2007       $20,612,109        $  153,188
   14  U.S. Long Bond     September 2007         1,508,500            18,592
                                          --------------------------------------
                                               $22,120,609        $  171,780
                                          ======================================

SWAP AGREEMENTS

Notional                                             Expiration     Unrealized
Amount    Description of Agreement                      Date        Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------

  $500,000  Pay quarterly a fixed rate equal to      March 2012       $13,783
            0.46% multiplied by the notional
            amount and receive from Barclays
            Bank plc upon each default event
            of Centex Corp., par value of the
            proportional notional amount.

 3,350,000  Pay quarterly a fixed rate equal to      June 2012          9,404
            0.35% multiplied by the notional
            amount and receive from Barclays
            Bank plc upon each default event
            of one of the issues of Dow Jones
            CDX N.A. Investment Grade 8, par
            value of the proportional notional
            amount.

 1,800,000  Pay quarterly a fixed rate equal to      June 2012         (2,822)
            0.55% multiplied by the notional
            amount and receive from Barclays
            Bank plc upon each default event
            of Darden Restaurants, Inc., par
            value of the proportional notional
            amount.

 1,100,000  Pay quarterly a fixed rate equal to      March 2017        (1,183)
            0.12% multiplied by the notional
            amount and receive from Barclays
            Bank plc upon each default event
            of Pfizer Inc., par value of the
            proportional notional amount.
                                                                  --------------
                                                                      $19,182
                                                                  ==============

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.

(1)  Final maturity indicated, unless otherwise noted.

(2)  Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.

(3)  Forward commitment.

(4)  Security, or a portion thereof, was on loan as of June 30, 2007.  The aggregate value of securities on loan at June 30, 2007, was $23,450,369.

(5)  When-issued security.

(6)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at June 30,
     2007, was $4,222,734, which represented 3.3% of net assets.

(7)  Industry is less than 0.05% of total net assets.

(8)  The rate indicated is the yield to maturity at purchase.

(9)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $182,563,969
                                                          ===============
Gross tax appreciation of investments                       $    302,202
Gross tax depreciation of investments                           (930,051)
                                                          ---------------
Net tax appreciation (depreciation) of investments          $   (627,849)
                                                          ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SHORT DURATION FUND
JUNE 30, 2007
[american century investments logo and text logo]

SHORT DURATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 66.8%

          $300,000  Banc of America Commercial
                    Mortgage Inc., Series 2000-2, Class
                    B, 7.38%, 9/15/32(2)                               $314,734
           150,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class A3 SEQ, 6.09%, 6/11/35(2)                     151,590
           300,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class B SEQ, 6.31%, 6/11/35(2)                      308,069
           350,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                    336,934
           216,529  Banc of America Commercial
                    Mortgage Inc., Series 2004-3,
                    Class A2 SEQ, 4.35%, 6/10/39(2)                     214,257
         1,294,297  Bear Stearns Commercial Mortgage
                    Securities Trust STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.75%, 7/1/07(2)                                     39,171
           300,000  Chase Commercial Mortgage
                    Securities Corp., Series 2000-2,
                    Class C, 7.93%, 7/15/32(2)                          319,651
         1,190,292  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.99%,
                    7/1/07(2)                                            26,150
           139,000  Credit Suisse First Boston Mortgage
                    Securities Corp., Series 2000 C1,
                    Class B, VRN, 7.55%, 7/11/07(2)                     147,382
           207,427  Credit Suisse First Boston Mortgage
                    Securities Corp., Series 2003 AR28,
                    Class 2A1, 4.41%, 12/25/33(2)                       206,992
           197,013  FHLMC, Series 2522, Class XA SEQ,
                    5.00%, 8/15/16(2)                                   195,528
           221,755  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22(2)                                   218,751
           187,844  FHLMC, Series 2750, Class WD
                    SEQ, 4.50%, 9/15/15(2)                              185,696
           203,584  FHLMC, Series 2763, Class PB,
                    4.50%, 6/15/14(2)                                   202,060
           160,152  FHLMC, Series T7, Class A5 SEQ,
                    7.27%, 8/25/28(2)                                   159,738
           250,000  FNMA, Series 2003-54, Class TC,
                    4.50%, 5/25/15(2)                                   245,530
           188,758  FNMA, Series 2004-9, Class YJ,
                    4.00%, 10/25/13(2)                                  186,155
           200,000  FNMA, Series 2005-47, Class AN
                    SEQ, 5.00%, 12/25/16(2)                             197,776
           295,600  FNMA, Series 2006-4, Class A
                    SEQ, 6.00%, 11/25/22(2)                             298,526
           300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(2)                              294,278
           327,611  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(2)                              322,867
           250,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(2)                              241,182
           300,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust, Series
                    1998 C1, Class C, 6.68%,
                    2/18/30(2)                                          301,176
           200,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust, Series
                    1999 C1, Class B, 6.93%,
                    6/15/31(2)                                          204,710
           250,000  Merrill Lynch Mortgage Trust
                    STRIPS - COUPON, Series 2006 C1,
                    Class A2, VRN, 5.61%, 7/1/07(2)                     250,840
           200,000  Morgan Stanley Capital I, Series
                    2004 HQ3, Class A2 SEQ, 4.05%,
                    1/13/41(2)                                          194,147
           156,830  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2003 AR9, Class 1A4, 3.70%,
                    4/15/08(2)                                          154,713
           245,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2004 AR4, Class A6, 3.81%,
                    6/25/34(2)                                          237,297
           195,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2004 AR9, Class A7, VRN, 4.15%,
                    7/1/07(2)                                           190,124
           350,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2005 AR4, Class A3, 4.59%,
                    4/25/35(2)                                          343,086

SHORT DURATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           200,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2005 AR4, Class A4, 4.68%,
                    4/25/35(2)                                          195,955
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             6,885,065
(Cost $6,901,569)                                                ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(1) - 11.7%

           394,696  FHLMC, 5.00%, 10/1/10(2)                            392,586
           427,030  FHLMC, 4.50%, 6/1/21(2)                             405,617
           419,407  FNMA, 5.00%, 7/1/20(2)                              405,677
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            1,203,880
(Cost $1,222,322)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 10.8%

           160,000  FHLMC, 5.25%, 5/21/09(2)(3)                         160,196
           250,000  FHLMC, 4.75%, 11/3/09(2)(3)                         247,690
           685,000  FNMA, 6.625%, 9/15/09(2)                            705,527
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               1,113,413
(Cost $1,120,918)                                                ---------------

U.S. TREASURY SECURITIES - 4.2%

           200,000  U.S. Treasury Notes, 4.875%,
                    1/31/09(2)(3)                                       199,797
           106,000  U.S. Treasury Notes, 4.75%,
                    2/15/10(2)(3)                                       105,644
           130,000  U.S. Treasury Notes, 4.50%,
                    4/30/12(2)(3)                                       127,623
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                          433,064
(Cost $435,566)                                                  ---------------

ASSET-BACKED SECURITIES(1) - 4.1%

            68,383  Argent Securities Inc., Series 2006
                    M3, Class A2A, VRN, 5.37%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(2)                                           68,429
           174,931  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2006
                    FF11, Class 2A1, VRN, 5.36%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(2)                                          175,039
           183,946  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2006
                    FF12, Class A2, VRN, 5.36%,
                    7/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(2)                                          184,048
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                           427,516
(Cost $426,258)                                                  ---------------

SHORT DURATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.9%

   JPY 120,000,000  KfW, VRN, 0.46%,
                    8/8/07, resets quarterly off the
                    3-month JPY LIBOR minus 0.22%
                    with no caps                                         97,491
(Cost $98,692)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 1.0%

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 4.25%, 1/15/14, valued at $108,245),
in a joint trading account at 4.25%, dated 6/29/07,
due 7/2/07 (Delivery value $106,038)(2)                                 106,000
(Cost $106,000)                                                  ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) - 8.4%

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.38%, dated 6/29/07, due 7/2/07
(Delivery value $861,970)                                               861,584
(Cost $861,584)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 107.9%                                 11,128,013
(Cost $11,172,909)                                               ---------------

OTHER ASSETS AND LIABILITIES - (7.9)%                                  (817,130)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 10,310,883
                                                                 ===============

FUTURES CONTRACTS
                           Expiration        Underlying Face         Unrealized
   Contracts Purchased       Date            Amount at Value         Gain (Loss)
--------------------------------------------------------------------------------
   30  U.S. Treasury
       2-Year Notes     September 2007          $6,113,438            $ (5,693)
                                            ====================================

                           Expiration        Underlying Face        Unrealized
     Contracts Sold           Date           Amount at Value        Gain (Loss)
--------------------------------------------------------------------------------
   23  U.S. Treasury
       5-Year Notes     September 2007          $2,393,797             $11,089
    8  U.S. Treasury
       10-Year Notes    September 2007             845,625               2,084
                                            ------------------------------------
                                                $3,239,422             $13,173
                                            ====================================

SHORT DURATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SWAP AGREEMENTS
--------------------------------------------------------------------------------
Notional          Description                       Expiration       Unrealized
Amount            of Agreement                         Date          Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$200,000  Pay quarterly a fixed rate equal to       June 2012           $(314)
          0.55% multiplied by the notional
          amount and receive from Barclays
          Bank plc upon each default event
          of Darden Restaurants, Inc., par
          value of the proportional notional
          amount.
 750,000  Pay semiannually a fixed rate             June 2012          (4,071)
          equal to 1.25% multiplied by the
          notional amount and receive from
          Barclays Bank plc upon each
          default event of one of the issues
          of Dow Jones CDX Emerging
          Markets 7, par value of the
          proportional notional amount.
                                                                  --------------
                                                                      $(4,385)
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

CDX = Credit Derivative Indexes
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.

(1)  Final maturity indicated, unless otherwise noted.

(2)  Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.

(3)  Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $850,510.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SHORT DURATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $11,172,909
                                                                 ===============
Gross tax appreciation of investments                               $     8,422
Gross tax depreciation of investments                                   (53,318)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   (44,896)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CORE PLUS FUND
JUNE 30, 2007

[american century investments logo and text logo]

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 40.8%
     $     247,725  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(2)                               $    245,828
           750,000  Banc of America Commercial
                    Mortgage Inc., Series 2000-2,
                    Class B, 7.38%, 9/15/32(2)                           786,834
           150,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class A3 SEQ, 6.09%, 6/11/35(2)                      151,590
           750,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class B SEQ, 6.31%, 6/11/35(2)                       770,173
         1,025,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(2)                                          986,735
           511,796  Banc of America Commercial
                    Mortgage Inc., Series 2004-3,
                    Class A2 SEQ, 4.35%, 6/10/39(2)                      506,425
         1,294,297  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.75%, 7/1/07(2)                                      39,171
           425,000  Chase Commercial Mortgage
                    Securities Corp., Series 2000-2,
                    Class C, 7.93%, 7/15/32(2)                           452,839
         1,190,292  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    0.99%, 7/1/07(2)                                      26,150
           296,324  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(2)                                   295,703
           492,532  FHLMC, Series 2522, Class XA
                    SEQ, 5.00%, 8/15/16(2)                               488,820
           197,921  FHLMC, Series 2613, Class HB
                    SEQ, 4.50%, 10/15/13(2)                              196,693
           554,387  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22(2)                                    546,878
           400,379  FHLMC, Series T7, Class A5 SEQ,
                    7.27%, 8/25/28                                       399,346
           117,208  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 5.72%, 7/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(2)                                          118,099
           250,000  FNMA, Series 2003-54, Class TC,
                    4.50%, 5/25/15(2)                                    245,530
           188,758  FNMA, Series 2004-9, Class YJ,
                    4.00%, 10/25/13(2)                                   186,155
           500,000  FNMA, Series 2005-47, Class
                    AN SEQ, 5.00%, 12/25/16(2)                           494,440
           166,073  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(2)                            162,705
           358,459  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 7/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $358,459)(2)(3)                                 358,848
           750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(2)                               735,695
           500,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(2)                               482,363
           750,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust,
                    Series 1998 C1, Class C,
                    6.68%, 2/18/30(2)                                    752,939
           211,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust,
                    Series 1999 C1, Class B,
                    6.93%, 6/15/31(2)                                    215,969
           300,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34(2)                                    290,568
           250,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A4B,
                    4.68%, 4/25/35(2)                                    244,944
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  10,181,440
(Cost $10,206,761)                                               ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 37.2%
           986,741  FHLMC, 5.00%, 10/1/10(2)                             981,464
           442,255  FHLMC, 4.50%, 6/1/21(2)                              420,078
           360,000  FNMA, 5.00%,
                    settlement date 7/12/07(4)                           337,331
         1,750,000  FNMA, 5.50%,
                    settlement date 7/12/07(4)                         1,687,930
         2,115,000  FNMA, 6.00%,
                    settlement date 7/12/07(4)                         2,092,207
           600,000  FNMA, 6.50%,
                    settlement date 8/14/07(4)                           605,156
           908,695  FNMA, 5.00%, 7/1/20(2)                               878,946
           471,592  FNMA, 5.00%, 11/1/33(2)                              444,297
           927,312  FNMA, 5.00%, 8/1/34(2)                               872,682
           491,527  FNMA, 5.00%, 8/1/35(2)                               461,889
           535,291  FNMA, 4.50%, 9/1/35(2)                               487,415
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                             9,269,395
(Cost $9,380,979)                                                ---------------

CORPORATE BONDS - 14.7%
AEROSPACE & DEFENSE - 0.7%
            60,000  Honeywell International Inc.,
                    5.30%, 3/15/17(2)                                     57,772
            30,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36(2)                                      30,017
            95,000  United Technologies Corp.,
                    6.05%, 6/1/36(2)(5)                                   94,416
                                                                 ---------------
                                                                         182,205
                                                                 ---------------
AUTOMOBILES - 0.1%
            30,000  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(2)                             31,024
                                                                 ---------------
BEVERAGES - 0.3%
            85,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 12/4/06,
                    Cost $83,900)(2)(3)                                   83,739
                                                                 ---------------
CAPITAL MARKETS - 0.5%
           125,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                     122,576
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
            90,000  PNC Bank N.A.,
                    4.875%, 9/21/17(2)                                    83,169
            90,000  Wachovia Corp.,
                    5.625%, 10/15/16(2)                                   87,816
                                                                 ---------------
                                                                         170,985
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            90,000  Deluxe Corp., 7.375%, 6/1/15
                    (Acquired 5/9/07,
                    Cost $91,350)(2)(3)(5)                                90,000
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.0%
           170,000  Bank of America Corp.,
                    4.375%, 12/1/10(2)                                   164,988
            60,000  Bank of America N.A.,
                    5.30%, 3/15/17(2)                                     57,400
            75,000  Bank of America N.A.,
                    6.00%, 10/15/36(2)                                    72,633
           150,000  Citigroup Inc., 5.00%, 9/15/14(2)                    142,901

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            60,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(5)                                     58,577
                                                                 ---------------
                                                                         496,499
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.8%
            70,000  AT&T Inc., 6.80%, 5/15/36(5)                          72,732
            20,000  Embarq Corp., 8.00%, 3/1/36(5)                        20,355
            20,000  Qwest Corp., 7.875%, 9/1/11(5)                        20,950
            20,000  Qwest Corp., 7.50%, 10/1/14(2)                        20,600
            20,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                        18,628
            10,000  Telefonica Emisones SAu,
                    7.05%, 6/20/36(2)                                     10,388
            30,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(2)                                     29,277
            10,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35(2)                                      9,202
                                                                 ---------------
                                                                         202,132
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            60,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(5)                               57,995
            70,000  Southern California Edison Co.,
                    5.625%, 2/1/36(2)                                     65,632
                                                                 ---------------
                                                                         123,627
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
            20,000  CVS Caremark Corp.,
                    5.75%, 6/1/17(2)                                      19,332
            95,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35(2)                                      83,329
                                                                 ---------------
                                                                         102,661
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
            50,000  Baxter International Inc.,
                    5.90%, 9/1/16(2)                                      50,083
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
            30,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(2)                                      28,315
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
           250,000  General Electric Co.,
                    5.00%, 2/1/13(2)                                     242,675
                                                                 ---------------
INSURANCE - 0.3%
            60,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(2)                                            57,742
            20,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(2)                                     19,431
                                                                 ---------------
                                                                          77,173
                                                                 ---------------
MACHINERY - 0.1%
            20,000  Atlas Copco AB, 5.60%, 5/22/1
                    (Acquired 5/15/07,
                    Cost $19,991)(2)(3)                                   19,525
                                                                 ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MEDIA - 1.2%
           100,000  Comcast Corp., 5.90%,
                    3/15/16(2)(5)                                         98,390
            70,000  Rogers Cable Inc., 6.25%,
                    6/15/13(2)                                            70,757
            60,000  Time Warner Cable Inc., 5.40%,
                    7/2/12 (Acquired 4/4/07-6/27/07,
                    Cost $59,741)(2)(3)                                   58,985
            30,000  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $29,807)(2)(3)                                   29,088
            50,000  Time Warner Inc., 5.50%,
                    11/15/11(2)                                           49,492
                                                                 ---------------
                                                                         306,712
                                                                 ---------------
METALS & MINING - 0.4%
            50,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.25%, 4/1/15(2)                           52,875
            50,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.375%, 4/1/17(5)                          53,500
                                                                 ---------------
                                                                         106,375
                                                                 ---------------
MULTILINE RETAIL - 0.1%
            20,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(5)                                     19,669
                                                                 ---------------
MULTI-UTILITIES - 1.1%
            40,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(2)                               38,650
            90,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%,
                    9/15/16(2)                                            87,838
           130,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(2)                                   128,961
            20,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(2)                                      18,719
                                                                 ---------------
                                                                         274,168
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
            20,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(2)                                     19,383
            50,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(2)                                    58,087
           160,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(2)                                     157,221
            40,000  Nexen Inc., 6.40%, 5/15/37(5)                         38,366
           150,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(2)                             152,339
            30,000  Tesoro Corp., 6.25%, 11/1/12(5)                       29,925
            30,000  Tesoro Corp., 6.50%, 6/1/17
                    (Acquired 5/23/07,
                    Cost $30,000)(2)(3)                                   29,475
                                                                 ---------------
                                                                         484,796
                                                                 ---------------
PHARMACEUTICALS - 0.6%
            90,000  Abbott Laboratories,
                    5.875%, 5/15/16(2)                                    90,177
            60,000  Wyeth, 5.95%, 4/1/37(2)                               57,535
                                                                 ---------------
                                                                         147,712
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
            90,000  ProLogis, 5.625%, 11/15/16(2)                         87,764
                                                                 ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
SOFTWARE - 0.2%
            40,000  Intuit Inc., 5.75%, 3/15/17(5)                        38,572
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(6)
            10,000  Residential Capital LLC,
                    6.50%, 6/1/12(2)                                       9,768
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
           110,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                    104,911
            50,000  Vodafone Group plc,
                    5.625%, 2/27/17(2)                                    47,897
            20,000  Vodafone Group plc,
                    6.15%, 2/27/37(2)                                     18,667
                                                                 ---------------
                                                                         171,475
                                                                 ---------------
TOTAL CORPORATE BONDS                                                  3,670,230
(Cost $3,778,972)                                                ---------------

U.S. TREASURY SECURITIES - 14.2%
            27,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(5)                                    34,807
           151,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)                                   181,318
           712,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(5)                               793,770
            37,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(5)                                  42,301
           187,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36(2)(5)                                 169,381
         1,875,000  U.S. Treasury Notes,
                    4.875%, 6/30/12(7)                                 1,870,461
           400,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(5)                                 382,750
            70,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(5)                                  67,134
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         3,541,922
(Cost $3,579,648)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.7%
           295,000  FHLMC, 5.25%, 5/21/09(2)(5)                          295,361
           200,000  FHLMC, 4.75%, 1/19/16(2)(5)                          191,091
           700,000  FHLMC, 5.875%, 5/23/16(2)                            702,416
           474,000  FNMA, 5.375%, 6/12/17(2)(5)                          471,144
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                1,660,012
(Cost $1,687,076)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 4.0%
   JPY 121,000,000  KfW, VRN, 0.46%, 8/8/07,
                    resets quarterly off the 3-month
                    JPY LIBOR minus 0.22% with
                    no caps                                              983,036
                                                                 ---------------
(Cost $995,145)

ASSET-BACKED SECURITIES(1) - 0.9%
           100,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    5.35%, 8/21/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(2)                                100,086

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           128,137  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.36%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                           128,188
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                            228,274
(Cost $227,997)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 8.6%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.50%, 8/15/28,
valued at $1,262,672), in a joint trading
account at 4.35%, dated 6/29/07, due 7/2/07
(Delivery value $1,237,448)(2)                                         1,237,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.25%, 1/15/14,
valued at $937,443), in a joint trading account
at 4.25%, dated 6/29/07, due 7/2/07
(Delivery value $918,325)(2)                                             918,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       2,155,000
(Cost $2,155,000)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(8) - 12.6%
           200,000  Barclays Bank plc,
                    5.37%, 12/17/07                                      200,000
           149,985  BASF AG, VRN, 5.36%, 10/22/07,
                    resets quarterly off the 3-month
                    LIBOR minus 0.01% with no caps                       149,985
           199,056  Citigroup Funding Inc.,
                    5.34%, 7/17/07                                       199,056
           200,000  Dexia Credit Local, VRN,
                    5.34%, 7/2/07                                        200,000
           197,429  Fenway Funding LLC,
                    5.39%, 9/13/07                                       197,429
           197,517  Foxboro Funding Ltd.,
                    5.39%, 9/7/07                                        197,517
            99,881  Gotham Funding Corp.,
                    5.36%, 7/3/07                                         99,881
            99,940  K2 (USA) LLC, VRN, 5.37%,
                    7/2/07, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                              99,940
           199,087  Kitty Hawk Funding Corp.,
                    5.32%, 7/16/07                                       199,087
           150,000  Merrill Lynch & Co. Inc., VRN,
                    5.42%, 7/2/07, resets quarterly
                    off the Federal Reserve Prime
                    Loan Rate minus 2.83% with
                    no caps                                              150,000
           197,279  Mont Blanc Capital Corp.,
                    5.34%, 9/17/07                                       197,248
           198,516  Morgan Stanley ABS Capital I,
                    VRN, 5.40%, 7/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                              198,516
           150,693  Nationwide Building Society, VRN,
                    5.35%, 9/10/07                                       150,693
           199,087  Ranger Funding Co. LLC,
                    5.32%, 7/16/07                                       199,087
           149,891  Tango Finance Corp., VRN, 5.38%,
                    7/2/07, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             149,891
           149,376  Tulip Funding Corp.,
                    5.37%, 7/27/07                                       149,376

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 6/29/07,
due 7/2/07 (Delivery value $396,641)                                     396,466
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          3,134,172
(Cost $3,134,172)                                                ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 139.7%                                  34,823,481
                                                                 ---------------
(Cost $35,145,750)

OTHER ASSETS AND LIABILITIES - (39.7)%                               (9,887,379)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 24,936,102
                                                                 ===============

FUTURES CONTRACTS
                                                   UNDERLYING FACE   UNREALIZED
       CONTRACTS PURCHASED       EXPIRATION DATE   AMOUNT AT VALUE   GAIN (LOSS)
--------------------------------------------------------------------------------
39  U.S. Treasury 2-Year Notes   September 2007      $ 7,947,469      $ (7,400)
31  U.S. Treasury 5-Year Notes   September 2007        3,226,422       (12,554)
                                                   -----------------------------
                                                     $11,173,891      $(19,954)
                                                   =============================

                                                   UNDERLYING FACE   UNREALIZED
       CONTRACTS SOLD            EXPIRATION DATE   AMOUNT AT VALUE   GAIN (LOSS)
--------------------------------------------------------------------------------
35  U.S. Treasury 10-Year Notes  September 2007       $3,699,609       $27,495
                                                   =============================

SWAP AGREEMENTS
--------------------------------------------------------------------------------
                                                                     Unrealized
Notional Amount   Description of Agreement          Expiration Date  Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
$  100,000        Pay quarterly a fixed rate        March 2012       $ 2,825
                  equal to 0.46% multiplied by
                  the notional amount and receive
                  from Barclays Bank plc upon
                  each default event of Centex
                  Corp., par value of the
                  proportional notional amount.
   600,000        Pay quarterly a fixed rate        June 2012          1,697
                  equal to 0.35% multiplied by
                  the notional amount and receive
                  from Barclays Bank plc upon
                  each default event of one of
                  the issues of Dow Jones CDX
                  N.A. Investment Grade 8, par
                  value of the proportional
                  notional amount.
   400,000        Pay quarterly a fixed rate        June 2012           (627)
                  equal to 0.55% multiplied by
                  the notional amount and receive
                  from Barclays Bank plc upon
                  each default event of Darden
                  Restaurants, Inc., par value
                  of the proportional notional
                  amount.
 1,800,000        Pay semiannually a fixed rate     June 2012         (9,853)
                  equal to 1.25% multiplied by
                  the notional amount and receive
                  from Barclays Bank plc upon
                  each default event of one of
                  the issues of Dow Jones CDX
                  Emerging Markets 7, par value
                  of the proportional notional
                  amount.
   250,000        Pay quarterly a fixed rate        March 2017          (269)
                  equal to 0.12% multiplied by
                  the notional amount and receive
                  from Barclays Bank plc upon
                  each default event of Pfizer
                  Inc., par value of the
                  proportional notional amount.
                                                                    ------------
                                                                     $(6,227)
                                                                    ============

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when issued securities.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2007 was $669,660, which represented 2.7% of total net assets.
(4) Forward commitment.
(5) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007 was $3,092,687.
(6) Industry is less that 0.05% of total net assets.
(7) When-issued security.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

CORE PLUS - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $35,147,014
                                                                 ===============
Gross tax appreciation of investments                               $    30,194
Gross tax depreciation of investments                                  (353,727)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $  (323,533)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:      /s/  Jonathan S. Thomas
         --------------------------------------
         Name:    Jonathan S. Thomas
         Title:   President

Date:    August 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         --------------------------------------
         Name:    Jonathan S. Thomas
         Title:   President
                  (principal executive officer)

Date:    August 20, 2007

By:      /s/  Robert J. Leach
         --------------------------------------
         Name:    Robert J. Leach
         Title:   Vice President, Treasurer, and
                  Chief Financial Officer
                  (principal financial officer)

Date:    August 20, 2007